UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580 Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

METROPOLITAN WEST FUNDS

ULTRA SHORT BOND FUND

LOW DURATION BOND FUND

INTERMEDIATE BOND FUND

TOTAL RETURN BOND FUND

HIGH YIELD BOND FUND

STRATEGIC INCOME FUND

ALPHATRAKSM 500 FUND

SEMI-ANNUAL REPORT

(UNAUDITED)

September 30, 2006

Metropolitan West Funds

Dear Fellow Shareholder,

Thank you for your continued participation in the Metropolitan West Funds. We are pleased to present the enclosed Semi-Annual Report for the Funds, including the following:

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Metropolitan West Alpha TrakSM 500 Fund (MWATX)

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

Market Environment and Review

Scanning the third quarter capital market returns it was hard not to notice that while the Treasury market was building in expectations for a substantial easing by the Fed over the next twelve months due to an apparently faltering housing sector, the S&P 500 was posting its best quarterly return – 5.6% – since 2004. Among corporate bonds and mortgages, index spreads held up well even as the 10-Year US Treasury rallied to 4.54% on September 25 (from 5.25% on June 25). Early in the third quarter, we attributed the sentiment in the bond market to a precipitous fall in home sales and a corresponding spike in unsold inventory, and little occurred in September to recast that perspective. On the contrary, a final and downward revision to second quarter GDP growth to 2.6% from 2.9% offered a foreshadowing (“Buy!!”) signal to many in the fixed income markets. Not surprisingly, the economic punditry largely tripped over one another to reduce growth forecasts in the quarters ahead. The Fed, meanwhile, continues to acknowledge the slowing pace, but has jawboned sufficiently about ongoing inflationary risks to keep market guessing as to whether it next eases, hikes or just spends a stretch on the sidelines. A respite from soaring oil prices – down 25% from July and August highs – provides some optimism that the general price pressures can be contained without additional tightening (at least in the short-term).

Bond market returns were aided by the Treasury rally, with the Lehman Brothers Aggregate Index returning 3.8% during the third quarter. With yield spreads holding, the LB U.S. Corporate Index gained 4.5%, the distribution of which was fairly uniform across the quality sectors, including high yield. Only the deepest down-quality cohort (C-D) betrayed some measure of concern about valuations, with consequential spread widening and a loss of 1.1% for the quarter. (Before too much sympathy gets wasted there, however, bear in mind that down-quality returns have paced the market this year with CCC quality bonds up 11% and C or D quality bonds advancing more than 18%, against a broad high yield market return of around 7%.) All told, the corporate, especially high yield, market remains largely undiscriminating and blissfully/naively ignorant of risks.

Following a surprising increase to volatility in June, placidity returned to the markets in the third quarter, as various risk measures decreased steadily from mid-July to quarter-end. This sentiment, aided no doubt by falling energy prices, propelled the stock market rally, while encouraging steadiness to relatively narrow spreads across the fixed income markets. At the short end of the curve, the 3-Month US Treasury Bill Index returned 1.3%, the first time since early 2001 that the risk-free bellwether has seen 5% annual pace to its return over an entire quarter.

Data sources for the discussion above include Bloomberg, Lehman Brothers, and Merrill Lynch.

Fund Results

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWTRX (Inception: March 31, 1997)	4.01%	4.32%	5.26%	4.89%	7.08%
Lehman Bros. Aggregate Index	3.72%	3.67%	3.38%	4.81%	6.50%
MWTIX (Inception: March 31, 2000)	4.12%	4.53%	5.48%	5.13%	6.63%
Lehman Bros. Aggregate Index	3.72%	3.67%	3.38%	4.81%	6.40%

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	3.41%	3.90%	3.76%	3.81%
Lehman Bros. Intermediate Gov’t. Credit Index	3.41%	3.54%	2.55%	2.35%
MWIIX (Inception: June 28, 2002)	3.41%	4.01%	3.94%	6.69%
Lehman Bros. Intermediate Gov’t. Credit Index	3.41%	3.54%	2.55%	4.29%

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	2.89%	4.67%	3.79%	3.17%	5.26%
Merrill Lynch 1-3 Year U.S. Treasury Index	2.62%	3.73%	1.91%	2.79%	4.76%
MWLIX (Inception: March 31, 2000)	2.99%	4.86%	3.99%	3.34%	4.60%
Merrill Lynch 1-3 Year U.S. Treasury Index	2.62%	3.73%	1.91%	2.79%	4.31%

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	3.25%	6.28%	7.98%	14.26%
Lehman Bros. High Yield Index	4.34%	8.09%	9.08%	13.96%
MWHIX (Inception: March 31, 2003)	3.38%	6.54%	8.21%	11.12%
Lehman Bros. High Yield Index	4.34%	8.09%	9.08%	11.60%

Metropolitan West AlphaTrakSM 500 Fund (MWATX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	4.41%	11.46%	13.06%	6.91%	4.23%
Standard & Poor’s 500® Equity Index	3.95%	10.61%	12.23%	6.94%	3.54%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	2.74%	4.81%	6.11%	8.14%
Merrill Lynch 3-Month U.S. Treasury Index + 2%	3.52%	6.58%	4.78%	4.65%
MWSIX (Inception: March 31, 2004)	2.87%	5.07%	—	4.51%
Merrill Lynch 3-Month U.S. Treasury Index + 2%	3.52%	6.58%	—	5.14%

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

	Performance Through September 30, 2006
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	2.77%	4.36%	4.26%	4.67%
Merrill Lynch 1-Year U.S. Treasury Index	2.39%	4.03%	2.12%	2.05%
MWUIX (Inception: July 31, 2004)	3.26%	4.94%	—	3.87%
Merrill Lynch 1-Year U.S. Treasury Index	2.39%	4.03%	—	2.64%

The Market Ahead

Looking ahead, MWAM is certainly not a late arrival to the slowing growth camp – 17 straight hikes by the Fed, we surmised, might have some effect on the economic pace – as we have expected GDP growth to ease into a 2% to 2.5% range for a while. Inflationary pressures, while still at the high end of the Fed’s comfort zone, should subside, as the effects of a housing slowdown integrate throughout the economy. Signs of strength persist, for instance, employment continues to be buoyant and thus we discount the prospect of a slowdown turning recessionary.

Specific to the strategy across the Funds, not much has changed over the past six months and thematic emphasis remains consistent over the past several quarters. The summertime rally at the short end of the US Treasury yield curve has been overdone in our view and has warranted a tactical duration shortening in the Funds to mitigate interest rate risk. With the yield curve maintaining its flat to inverted shape – the Funds are positioned to capitalize on a normalization to historical steepness. The likely reemergence of volatility (a matter of when, not if) across the capital markets should serve to increase opportunities for the Funds, as risk is repriced.

Expectations are that consumer debt, mortgages primarily, will experience heightened pressures as resets come about on adjustable rate loans made over the past several years. Looking to capitalize on such prospects, the Funds have maintained a highly defensive posture for its long exposure – predicated on strong credit enhancement and short payment windows –while increasingly building short exposure, in modest amounts where possible, to take advantage of prospective price declines. In particular, we hold a view that subordinated tranches of sub-prime mortgage- and asset-backed securities will face challenges – based on a view that valuations are rich and underwriting standards have been increasingly permissive as the economic cycle has aged and real estate, fueled by massive liquidity, has boomed in many areas. Commercial mortgage-backed security (CMBS) exposure has been lifted.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Selection in corporate issues remains to be predicated on yield capture, with typical focus on good credit fundamentals, strong covenant protection as well as issues that are precluded from excessive leverage due to greater regulatory constraints and have higher seniority in the capital structure. Given the aging of the economic and credit cycles, we firmly believe that the distress-free conditions in the corporate and, especially, high yield markets cannot persist as they have, and that risk premiums will rise in accordance with a likely higher level of defaults (highly correlated in the past). Research (and intuition, of course) supports our viewpoint, as default rates climb to more than 8% in low growth environments and soar past 10% in recessionary ones (and compared to 1.9% per Moody’s as of September 30, 2006).

A Consistent Long-Term Value Orientation

In closing, MWAM remains committed to a philosophy rooted in a value with a long-term perspective. As such, the investment team continues to target consistent outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value-added in the portfolios. Those value-added strategies include: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment needs.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky
President and Trustee

One-year returns are due in part to market conditions that might be repeated in the future. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. A quality rating, such as “BB,” refers to the credit risk of individual securities, and not to the Fund. Investment by a Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Bond Funds have similar interest rates, issues and credit risks as those associated with the underlying bonds in their portfolio, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher-rated bonds. The Strategic Income Fund engages in sophisticated investment strategies, including the use of derivatives. The AlphaTraksm 500 Fund trades futures and other derivative contracts. These Funds may not be suitable for all investors.

The views and forecasts expressed here are as of September 2006, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Road, King of Prussia, PA 19406.

To be preceded or accompanied by a prospectus.

Metropolitan West Funds

Disclosure of Fund Expenses

For the Six Months Ended September 30, 2006 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/06	Ending Account Value 09/30/06	Expense Ratio[1]	Expenses Paid During Period[2]
Ultra Short Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,027.70	0.50%	$2.56
Class I	$1,000.00	$1,032.60	0.34%	$1.74

Hypothetical 5% Return
Class M	$1,000.00	$1,022.68	0.50%	$2.55
Class I	$1,000.00	$1,023.49	0.34%	$1.73

Low Duration Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,028.90	0.58%	$2.97
Class I	$1,000.00	$1,029.90	0.39%	$2.00
Hypothetical 5% Return
Class M	$1,000.00	$1,022.28	0.58%	$2.96
Class I	$1,000.00	$1,023.24	0.39%	$1.99

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

	Beginning Account Value 04/01/06	Ending Account Value 09/30/06	Expense Ratio[1]	Expenses Paid During Period[2]
Intermediate Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,034.10	0.65%	$3.33
Class I	$1,000.00	$1,034.10	0.44%	$2.26
Hypothetical 5% Return
Class M	$1,000.00	$1,021.93	0.65%	$3.31
Class I	$1,000.00	$1,022.99	0.44%	$2.24

Total Return Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,040.10	0.65%	$3.34
Class I	$1,000.00	$1,041.20	0.44%	$2.26
Hypothetical 5% Return
Class M	$1,000.00	$1,021.93	0.65%	$3.31
Class I	$1,000.00	$1,022.99	0.44%	$2.24

High Yield Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,032.50	0.80%	$4.10
Class I	$1,000.00	$1,033.80	0.55%	$2.82
Hypothetical 5% Return
Class M	$1,000.00	$1,021.17	0.80%	$4.07
Class I	$1,000.00	$1,022.43	0.55%	$2.80

Strategic Income Fund
Actual Fund Return
Class M	$1,000.00	$1,027.40	1.55%	$7.90
Class I	$1,000.00	$1,028.70	1.30%	$6.67
Hypothetical 5% Return
Class M	$1,000.00	$1,017.41	1.55%	$7.86
Class I	$1,000.00	$1,018.63	1.30%	$6.64

AlphaTrakSM 500 Fund
Actual Fund Return	$1,000.00	$1,044.10	0.56%	$2.89
Hypothetical 5% Return	$1,000.00	$1,022.37	0.56%	$2.86

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Metropolitan West Funds

Summary of Portfolio Holdings

September 30, 2006 (Unaudited)

These tables are provided to give you a quick reference to the composition of each Funds’ portfolio holdings. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

Ultra Short Bond Fund

Sector Diversification:
U.S. Agency Mortgage-Backed	39.58%
Non-Agency Mortgage-Backed	24.92%
Asset-Backed Securities	21.88%
Corporate Bonds	7.34%
Other	4.35%
Money Market Fund	1.81%
U.S. Treasury Securities	0.09%
U.S. Agency Discount Notes	0.03%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	0.09%
Agency	39.84%
AAA	35.44%
AA	8.19%
A	9.92%
BBB	3.18%
BB or below	3.34%

Total	100.00%

Distribution by Maturity:
0 to 1 years	18.79%
1 year to 3 years	54.78%
3 years to 5 years	24.21%
5 years to 10 years	1.81%
10 years to 20 years	0.21%
20 years +	0.20%

Total	100.00%

Low Duration Bond Fund

Sector Diversification:
Corporate Bonds	21.56%
U.S. Treasury Securities	20.73%
Asset-Backed Securities	17.08%
Non-Agency Mortgage-Backed	10.78%
U.S. Agency Securities	10.67%
U.S. Agency Mortgage-Backed	9.71%

Other	5.67%

Money Market Fund	2.36%

Commercial Mortgage-Backed	1.13%
Preferred Stock	0.23%
U.S. Agency Discount Notes	0.08%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	20.73%
Agency	20.46%
AAA	24.41%
AA	10.43%
A	10.64%
BBB	8.84%
BB or below	4.49%

Total	100.00%

Distribution by Maturity:
0 to 1 years	23.29%
1 year to 3 years	53.35%
3 years to 5 years	16.37%
5 years to 10 years	6.37%
10 years to 20 years	0.00%
20 years +	0.62%

Total	100.00%

Intermediate Bond Fund

Sector Diversification:
U.S. Treasury Securities	24.62%
Corporate Bonds	22.58%
U.S. Agency Mortgage-Backed	14.49%
Asset-Backed Securities	13.07%
Non-Agency Mortgage-Backed	12.08%
Other	9.72%

Commercial Mortgage-Backed	2.50%

Money Market Fund	0.94%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	24.62%
Agency	14.49%
AAA	20.30%
AA	14.05%
A	11.17%
BBB	8.82%
BB or below	6.55%

Total	100.00%

Distribution by Maturity:
0 to 1 years	16.16%
1 year to 3 years	18.36%
3 years to 5 years	37.51%
5 years to 10 years	24.08%
10 years to 20 years	2.33%
20 years +	1.56%

Total	100.00%

Total Return Bond Fund
Sector Diversification:
U.S. Treasury Securities	24.19%
Corporate Bonds	21.31%
Non-Agency Mortgage-Backed	17.89%
U.S. Agency Mortgage-Backed	13.02%
Asset-Backed Securities	8.89%
Other	7.96%
Commercial Mortgage-Backed	3.45%
Money Market Fund	2.37%
U.S. Agency Securities	0.65%
Preferred Stock	0.27%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	24.19%
Agency	13.67%
AAA	25.30%
AA	13.10%
A	8.50%
BBB	8.04%
BB or below	7.20%

Total	100.00%

Distribution by Maturity:
0 to 1 years	14.91%
1 year to 3 years	15.47%
3 years to 5 years	25.78%
5 years to 10 years	33.24%
10 years to 20 years	5.74%
20 years +	4.86%

Total	100.00%

High Yield Bond Fund

Sector Diversification:
Corporate Bonds	87.60%
Other	6.22%
Non-Agency Mortgage-Backed	3.68%
Money Market Fund	1.87%
Asset-Backed Securities	0.39%
U.S. Agency Mortgage-Backed	0.22%
Put Options Purchased	0.01%
U.S. Treasury Securities	0.01%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	0.01%
Agency	0.23%
AAA	3.16%
AA	8.27%
A	1.30%
BBB	3.89%
BB	33.60%
B	43.84%
CCC	5.17%
CC or below	0.53%

Total	100.00%

Distribution by Maturity:
0 to 1 years	15.79%
1 year to 3 years	13.49%
3 years to 5 years	20.38%
5 years to 10 years	47.45%
10 years to 20 years	0.51%
20 years +	2.38%

Total	100.00%

Strategic Income Fund

Sector Diversification:
Asset-Backed Securities	42.46%
Corporate Bonds	29.87%
Non Agency Mortgage-Backed	8.46%
Other	7.47%
U.S. Agency Mortgage-Backed	6.22%
Money Market Fund	2.32%
Commercial Mortgage-Backed	2.12%
Preferred Stock	0.71%
Put Options Purchased	0.29%
U.S. Treasury Securities	0.04%
U.S. Agency Discount Notes	0.04%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	0.04%
Agency	6.26%
AAA	23.31%
AA	22.69%
A	9.94%
BBB	19.82%
BB or below	17.94%

Total	100.00%

Distribution by Maturity:
0 to 1 years	27.58%
1 year to 3 years	22.72%
3 years to 5 years	21.78%
5 years to 10 years	21.51%
10 years to 20 years	1.34%
20 years +	5.07%

Total	100.00%

AlphaTrakSM 500 Fund

Sector Diversification:
Corporate Bonds	27.72%
Asset-Backed Securities	21.42%
U.S. Agency Securities	14.06%
Non Agency Mortgage-Backed	11.13%
Other	9.30%
U.S. Agency Mortgage-Backed	7.42%
U.S. Agency Discount Notes	4.17%
Money Market Fund	3.14%
Commercial Mortgage-Backed	1.26%
Preferred Stock	0.34%
U.S. Treasury Securities	0.04%

Total	100.00%

Distribution by Quality Rating:
U.S. Treasury	0.04%
Agency	25.65%
AAA	20.15%
AA	22.13%
A	9.83%
BBB	12.35%
BB or below	9.85%

Total	100.00%

Distribution by Maturity:
0 to 1 years	42.15%
1 year to 3 years	30.38%
3 years to 5 years	16.28%
5 years to 10 years	10.43%
10 years to 20 years	0.00%
20 years +	0.76%

Total	100.00%

All figures presented as percentages of total net assets. Credit rating distributions for each fund were determined by giving each fixed income security the highest rating assigned by a nationally recognized statistical rating organization. If a security is not rated, the Adviser has assigned a credit rating based upon the credit rating of comparable quality rated securities.

The Summary of Portfolio Holdings does not reflect investments in derivatives. Interested investors should consult the Schedule of Portfolio Investments for each fund for details on derivative investments.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s most recent Form N-Q was filed for the quarter ended June 30, 2006. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 21.88%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32	$58,000	$59,111
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32	81,432	82,207
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33	41,780	41,377
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33	168,282	166,257
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33	138,707	135,406
Amortizing Residential Collateral Trust 2002-BC4 M2
6.48%	07/25/32[2]	1,056,901	1,068,717
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.90%	02/28/402,3,†	4,000,000	4,010,080
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/402,3,†	3,900,000	3,923,339
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP)
8.04%	08/25/30	1,641,941	1,648,834
Conseco Finance 2001-C A4
6.19%	03/15/30	37,072	37,139
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29	16,044	16,030
Countrywide Asset-Backed Certificates 2003-BC1 M1
6.25%	12/25/32[2]	2,215,646	2,220,735
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31	268,675	264,248
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27	411,812	414,492
Fannie Mae Whole Loan 2003-W14 1A6
5.82%	09/25/43	627,750	625,529
FHLMC Structured Pass Through Securities T-49 AF5 (STEP)
5.45%	12/25/32	904,263	896,778
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25	18,603	18,529
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
6.88%	03/25/24[2]	3,500,000	3,514,248
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFB M2
5.82%	06/25/24[2]	145,369	144,956
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28	4,879	4,915
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19	18,159	18,849
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	48,400	50,308
Green Tree Financial Corp. 1998-6 A6
6.27%	06/01/30	10,931	10,937
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31	336,196	336,530
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20	472,546	470,616
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21	117,271	115,536
Green Tree Home Improvement Loan Trust 1997-E HEM2
7.48%	01/15/29	6,525	6,532
GSAMP Trust 2004-FM1 M2
6.73%	11/25/33[2]	2,810,000	2,838,163
GSR Mortgage Loan Trust 2005-HEL1 M2
6.06%	11/25/30[2]	4,000,000	4,014,590
Home Equity Mortgage Trust 2004-1 M2
6.73%	06/25/34[2]	2,287,872	2,293,784
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
6.08%	05/25/33[2]	2,400,000	2,402,563
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	469,226	457,401
Irwin Home Equity 2003-1 B1
8.73%	02/25/28[2]	3,530,000	3,616,027
Irwin Home Equity 2003-A M2
7.48%	10/25/27[2]	2,705,000	2,728,803
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25[3]	47,336	47,186
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP)
7.12%	02/25/21	84,348	84,114
Mid-State Trust 6 A4
7.79%	07/01/35	68,484	70,965
Morgan Stanley ABS Capital I 2004-NC2 M2
6.53%	12/25/33[2]	5,000,000	5,064,076
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO)
10.00%	04/25/362,3,†	10,350,000	1,036,051
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28	10,492	10,424
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15	15,366	15,296
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17	769,289	769,036

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/104,†	$93,668	$14,073
Option One Mortgage Loan Trust 1999-2 A5 (STEP)
7.26%	05/25/29	128,494	128,116
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35[3]	427,300	424,829
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31	567,926	566,360
Residential Asset Securities Corp. 2002-KS8 A4
4.58%	11/25/30	322,927	321,148
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29	432,289	430,908
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25	45,706	46,008
SACO I, Inc. 2004-1 AIO (IO) (STEP)
3.50%	12/25/063,4,†	20,637,000	378,408
SACO I, Inc. 2004-2 IO (IO) (STEP)
4.50%	04/25/073,4,†	17,518,000	362,629
SACO I, Inc. 2004-3A AIO (IO) (STEP)
4.50%	12/25/073,4,†	16,327,000	454,876
Saxon Asset Securities Trust 2002-1 M2
6.53%	11/25/31[2]	354,704	356,439
Terwin Mortgage Trust 2004-10SL AX (IO)
6.00%	09/25/343,4,†	12,833,333	349,157
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/343,4,†	14,328,441	262,440
Terwin Mortgage Trust 2004-6SL AX (IO)
0.09%	06/25/342,3,4,†	3,575,000	90,158
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/363,†	1,358,925	1,351,055
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/372,3,†	5,111,964	5,043,102
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	1,243	1,257
Vanderbilt Mortgage Finance 2002-C A2
4.23%	02/07/15	437,204	435,643

Total Asset-Backed Securities
(Cost $56,504,451)			56,767,320

CORPORATES — 7.34%*
Automotive — 1.13%
Ford Motor Credit Co.
10.64%	06/15/11[2,3,5]	1,025,000	1,072,213
General Motors Acceptance Corp. (MTN)
6.54%	09/23/08[2]	1,868,000	1,857,123

			2,929,336

Banking — 2.24%
Chase Capital I
7.67%	12/01/26	2,600,000	2,705,885
CS First Boston/London
9.65%	03/24/10[2,3]	2,286,000	2,076,831
9.65%	03/24/10[2,3]	1,136,000	1,032,056

			5,814,772

Basic Industry — 0.75%
Steel Dynamics, Inc.
9.50%	03/15/09	1,875,000	1,938,281

Electric — 0.98%
Dominion Resources, Inc.
5.66%	09/28/07[2]	1,000,000	1,000,556
Entergy Gulf States, Inc.
5.80%	12/01/09[2]	550,000	548,927
6.14%	12/08/08[2,3]	1,000,000	1,002,378

			2,551,861

Finance — 1.14%
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[2]	883,000	825,340
Pemex Finance Ltd.
8.02%	05/15/07	107,500	108,325
Residential Capital Corp.
7.34%	04/17/09[2,3]	2,000,000	2,010,388

			2,944,053

Insurance — 0.20%
Zurich Capital Trust I
8.38%	06/01/37[3]	500,000	526,239

Transportation — 0.90%
Air 2 US A
8.03%	10/01/20[3]	579,768	583,029
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08	479,196	474,742
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08	276,525	275,835
Northwest Air Dip
7.90%	08/21/08[6]	1,000,000	1,002,500

			2,336,106

Total Corporates
(Cost $19,187,698)			19,040,648

MORTGAGE-BACKED — 64.50%**
Non-Agency Mortgage-Backed — 24.92%
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32	135,650	136,667
Banc of America Mortgage Securities 2003-A 2A2
4.57%	02/25/33[2]	46,495	45,892

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities 2004-F 1A1
3.68%	07/25/34[2]	$4,458,219	$4,440,328
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31	1,584,373	1,601,702
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18	1,140,442	1,131,888
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1
6.50%	08/25/18[3]	1,171,599	1,177,450
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34[2]	680,955	676,223
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31	1,161,116	1,183,916
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/354,7,†	6,431,563	162,430
Countrywide Alternative Loan Trust 2005-16 A5
5.61%	06/25/35[2]	1,885,226	1,888,032
Countrywide Alternative Loan Trust 2005-27 2A1
5.91%	08/25/352,†	2,832,581	2,844,723
Countrywide Alternative Loan Trust 2005-51 2A2A
5.62%	11/20/35[2]	2,743,306	2,758,197
Countrywide Alternative Loan Trust 2005-59 1A1
5.66%	11/20/35[2]	2,599,293	2,609,555
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[4,7]	10,819,446	408,207
Countrywide Alternative Loan Trust 2005-61 2A1
5.61%	12/25/35[2]	2,638,321	2,644,189
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[4]	15,590,018	787,826
CS First Boston Mortgage Securities Corp. 2002-29 2A3
7.00%	10/25/32	157,456	157,279
CS First Boston Mortgage Securities Corp. 2002-AR27 1A2
7.09%	10/25/32[2]	2,108,357	2,101,901
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.34%	11/25/32[2]	200,000	199,230
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.02%	10/25/33[2]	3,020,000	2,980,776
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34	1,641,788	1,659,982
DSLA Mortgage Loan Trust 2004-AR1 A2A
5.74%	09/19/44[2]	834,485	837,352
DSLA Mortgage Loan Trust 2005-AR2 2A1A
5.54%	03/19/45[2]	2,094,381	2,098,121
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
4.71%	11/19/32[2]	167,741	166,933
First Horizon Mortgage Pass-Through Trust, 2002-AR2 2A1
5.25%	12/27/32[2]	223,417	222,340
First Horizon Mortgage Pass-Through Trust, 2003-AR2 1A1
5.97%	07/25/33[2]	285,018	282,533
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34	116,846	117,195
Harborview Mortgage Loan Trust 2004-8 2A4A
5.73%	11/19/34[2]	2,524,460	2,534,856
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[4,7]	7,674,821	169,086
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[2,4]	15,653,752	430,478
Harborview Mortgage Loan Trust 2005-11 2A1A
5.64%	08/19/45[2]	2,057,683	2,064,088
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35[2,4]	42,017,978	498,963
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[4,7]	5,452,465	133,756
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34[2]	1,247,529	1,244,917
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
6.11%	10/25/36[2]	2,788,487	2,815,556
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
3.61%	01/25/34[2]	518,341	521,151
MASTR Adjustable Rate Mortgages Trust 2004-13 3A2
3.79%	11/21/34[2]	137,550	137,221
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.49%	06/25/34[2]	777,121	772,060
MASTR Seasoned Securities Trust 2004-1 4A1
5.17%	10/25/32[2]	979,327	983,068

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32	$1,471,082	$1,491,647
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32[2]	1,222,319	1,235,479
Mellon Residential Funding Corp. 1998-TBC1 A3
6.99%	10/25/28[2]	284,074	283,686
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32	104,430	104,216
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16	1,102,460	1,116,012
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31	470,677	492,762
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31	119,552	121,606
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31	791,824	800,896
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32	4,141,195	4,186,491
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34[2]	1,416,769	1,416,257
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31[2]	55,731	55,549
Structured Asset Securities Corp. 2002-8A 6A
6.71%	05/25/32[2]	3,738	3,731
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A
5.00%	02/25/18	667,695	651,420
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33	508,460	519,297
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34	424,576	430,090
Washington Mutual, Inc. 2002-AR10 A6
4.82%	10/25/32[2]	176,378	175,346
Washington Mutual, Inc. 2002-AR18 A
4.12%	01/25/33[2]	1,148,051	1,143,034
Washington Mutual, Inc. 2002-AR6 A
5.96%	06/25/422,†	729,132	731,809
Washington Mutual, Inc. 2003-AR6 A1
4.34%	06/25/33[2]	1,433,991	1,428,508
Washington Mutual, Inc. 2005-AR1 A2A2
5.58%	01/25/45[2]	640,259	641,646

			64,655,549

U.S. Agency Mortgage-Backed — 39.58%
Fannie Mae 1988-12 A
10.00%	02/25/18[2]	248,051	279,344
Fannie Mae 1992-50 F
5.84%	04/25/07[2]	29,889	29,976
Fannie Mae 1992-53 G
7.00%	04/25/07	15,762	15,767
Fannie Mae 1993-210 PL
6.50%	04/25/23	472,325	474,316
Fannie Mae 1993-80 S
4.35%	05/25/23[2]	18,141	17,962
Fannie Mae 1994-55 S
12.38%	12/25/23[2]	12,569	13,597
Fannie Mae 1997-23 PB
6.63%	01/25/22	95,007	96,387
Fannie Mae 1998-58 PC
6.50%	10/25/28	1,585,389	1,636,888
Fannie Mae 2000-27 AN
6.00%	08/25/30	28,850	29,037
Fannie Mae 2001-31 SA
6.05%	11/25/17[2]	301,857	302,054
Fannie Mae 2001-42 SB
8.50%	09/25/31[2]	10,152	10,576
Fannie Mae 2001-60 JZ
6.00%	03/25/31	172,286	172,071
Fannie Mae 2001-68 PV
6.00%	11/25/18	250,000	251,362
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31	1,060,052	47,327
Fannie Mae 2003-124 TS
9.80%	01/25/34[2]	215,307	229,354
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32	517,726	78,845
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29	199,189	22,419
Fannie Mae 2004-96 MT
7.00%	12/25/34[2]	389,510	398,983
Fannie Mae 2005-47 SL
7.50%	06/25/35[2]	583,716	587,827
Fannie Mae Pool 111643
4.43%	09/01/20[2]	35,069	34,955
Fannie Mae Pool 190656
6.50%	02/01/14	461,784	475,078
Fannie Mae Pool 254190
5.50%	02/01/09	642,102	641,331
Fannie Mae Pool 303683
6.50%	08/01/25	21,298	21,824

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 523829
8.00%	11/01/19	$527,841	$560,023
Fannie Mae Pool 545350
6.50%	11/01/16	1,820,475	1,861,715
Fannie Mae Pool 555098
5.14%	11/01/32[2]	325,482	323,395
Fannie Mae Pool 555177
4.86%	01/01/33[2]	487,088	480,824
Fannie Mae Pool 555207
7.00%	11/01/17	101,134	102,810
Fannie Mae Pool 555312
6.15%	01/01/33[2]	2,226,698	2,263,158
Fannie Mae Pool 555705
5.98%	07/01/33[2]	1,357,830	1,377,928
Fannie Mae Pool 567002
8.00%	05/01/23	256,873	270,190
Fannie Mae Pool 582521
7.00%	05/01/31	67,796	70,130
Fannie Mae Pool 630599
7.00%	05/01/32	433,965	446,786
Fannie Mae Pool 646884
5.53%	05/01/32[2]	43,821	44,002
Fannie Mae Pool 647903
6.32%	04/01/27[2]	179,778	180,110
Fannie Mae Pool 648860
6.50%	05/01/17	1,530,529	1,565,207
Fannie Mae Pool 655127
7.00%	07/01/32	67,128	68,830
Fannie Mae Pool 655133
7.00%	08/01/32	80,453	82,485
Fannie Mae Pool 655151
7.00%	08/01/32	209,499	215,356
Fannie Mae Pool 655928
7.00%	08/01/32	58,153	60,163
Fannie Mae Pool 735207
7.00%	04/01/34	1,461,519	1,502,078
Fannie Mae Pool 735686
6.50%	12/01/22	1,999,398	2,033,184
Fannie Mae Pool 745161
4.52%	10/01/33[2]	2,280,601	2,287,918
Fannie Mae Pool 753630
3.95%	11/01/33[2]	1,954,034	1,948,450
Fannie Mae Pool 754001
3.88%	12/01/33[2]	3,359,071	3,346,482
Fannie Mae Pool 762525
6.50%	11/01/33	266,438	270,914
Fannie Mae Pool 764605
3.59%	01/01/34[2]	2,657,376	2,675,227
Fannie Mae Pool 770869
3.37%	04/01/34[2]	3,567,629	3,538,367
Fannie Mae Pool 770900
3.32%	04/01/34[2]	3,124,261	3,104,914
Fannie Mae Pool 771153
3.98%	02/01/34[2]	3,114,466	3,125,421
Fannie Mae Pool 805268
4.67%	01/01/35[2]	1,392,491	1,410,185
Fannie Mae Pool 806513
4.04%	12/01/34[2]	3,117,596	3,135,572
Fannie Mae Pool 810557
4.91%	02/01/35[2]	3,705,520	3,737,140
Fannie Mae Pool 811267
4.46%	12/01/34[2]	766,413	765,585
Fannie Mae Pool 836712
4.81%	09/01/35[2]	2,057,563	2,073,832
Fannie Mae Pool 840634
6.50%	06/01/35	1,410,716	1,445,915
Freddie Mac 1214 KA
6.21%	02/15/22[2]	21,435	21,468
Freddie Mac 1526 L
6.50%	06/15/23	56,448	57,749
Freddie Mac 1610 PM
6.25%	04/15/22	17,950	17,945
Freddie Mac 1625 FC
5.08%	12/15/08[2]	50,688	50,516
Freddie Mac 1662 L
4.26%	01/15/09[2]	6,342	6,275
Freddie Mac 1695 EA
7.00%	12/15/23	16,904	16,957
Freddie Mac 1702 TJ
7.00%	04/15/13	286,293	292,833
Freddie Mac 2043 CJ
6.50%	04/15/28	124,624	127,770
Freddie Mac 2161 PG
6.00%	04/15/28	16,799	16,819
Freddie Mac 2451 SP
5.21%	05/15/09[2]	10,221	10,233
Freddie Mac 2527 TI (IO)
6.00%	02/15/32	739,315	105,132
Freddie Mac 2535 LI (IO)
5.50%	08/15/26	61,287	2,871
Freddie Mac 2561 BX (IO)
5.00%	05/15/17	824,808	104,363
Freddie Mac 2587 IH (IO)
5.00%	08/15/25	2,000,000	128,243
Freddie Mac 2594 VK
5.00%	02/15/23	956,791	949,478
Freddie Mac 2642 BW (IO)
5.00%	06/15/23	97,999	19,250
Freddie Mac 2657 LX (IO)
6.00%	05/15/18	499,833	79,048
Freddie Mac 2809 HX (IO)
6.00%	10/15/24	806,738	42,924
Freddie Mac 2835 IB (IO)
5.50%	01/15/19	857,841	19,293

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2856 ST
7.00%	09/15/23[2]	$777,568	$774,548
Freddie Mac 2905 JG
7.00%	09/15/34	1,120,005	1,136,490
Freddie Mac 2906 NX (IO)
0.17%	12/15/34[2]	10,819,295	106,699
Freddie Mac 2971 AB
5.00%	05/15/20	21,211	20,282
Freddie Mac Gold A45796
7.00%	01/01/33	1,882,643	1,943,678
Freddie Mac Gold C90237
6.50%	11/01/18	285,433	293,766
Freddie Mac Gold C90474
7.00%	08/01/21	447,355	462,333
Freddie Mac Gold D93410
6.50%	04/01/19	332,839	342,504
Freddie Mac Gold E90474
6.00%	07/01/17	1,739,633	1,765,259
Freddie Mac Gold G01548
7.50%	07/01/32	6,004,707	6,262,345
Freddie Mac Gold G10616
5.50%	07/01/09	252,932	253,068
Freddie Mac Gold G11454
5.50%	07/01/15	1,001,050	1,010,305
Freddie Mac Gold G18087
6.50%	09/01/20	1,166,342	1,191,123
Freddie Mac Gold O30092
5.50%	10/01/15	285,991	284,654
Freddie Mac Gold P20295
7.00%	10/01/29	111,212	113,839
Freddie Mac Gold P50019
7.00%	07/01/24†	18,574	18,985
Freddie Mac Gold P50214
6.50%	02/01/34†	569,867	573,073
Freddie Mac Gold P50230
6.50%	04/01/34†	1,542,761	1,551,439
Freddie Mac Gold P60084
6.00%	03/01/16†	1,661,770	1,660,809
Freddie Mac Pool 1B1698
3.24%	05/01/34[2]	3,944,701	3,897,808
Freddie Mac Pool 1L0113
6.19%	05/01/35[2]	2,759,965	2,801,608
Freddie Mac Pool 775554
5.02%	10/01/18[2]	13,878	13,859
Freddie Mac Pool 781163
4.08%	01/01/34[2]	3,174,096	3,217,945
Freddie Mac Pool 781817
4.11%	08/01/34[2]	3,388,036	3,388,856
Freddie Mac Pool 781908
4.18%	09/01/34[2]	2,547,863	2,542,895
Freddie Mac Pool 782824
4.68%	11/01/34[2]	3,388,669	3,370,909
Freddie Mac Pool 788498
6.57%	02/01/30[2]	1,305,100	1,315,906
Freddie Mac Pool 865369
5.81%	06/01/22[2]	8,226	8,190
Freddie Mac Pool 972112
6.09%	01/01/33[2]	1,792,523	1,806,096
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	552,867	77,136
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29	169,045	8,597
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29	100,000	10,767
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21	118,568	1,736
Ginnie Mae 2003-95 SB
4.01%	09/17/31[2]	241,300	236,800
Ginnie Mae 2004-2 FW
6.73%	01/16/34[2]	333,305	342,579
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30	2,500,000	409,200
Ginnie Mae 2004-42 AB
6.00%	03/20/32	337,597	337,816
Ginnie Mae II Pool 80546
5.00%	10/20/31[2]	130,634	131,155
Ginnie Mae II Pool 80610
5.38%	06/20/32[2]	2,163,959	2,185,412
Ginnie Mae II Pool 80614
4.50%	07/20/32[2]	228,632	229,105
Ginnie Mae II Pool 80687
5.50%	04/20/33[2]	1,138,349	1,144,568
Ginnie Mae II Pool 81018
5.00%	08/20/34[2]	723,171	729,026
Ginnie Mae II Pool 8339
5.13%	12/20/23[2]	151,770	152,609
Ginnie Mae II Pool 8684
4.75%	08/20/25[2]	215,436	217,158

			102,653,678

Total Mortgage-Backed
(Cost $168,097,514)			167,309,227

SHORT TERM INVESTMENTS — 5.45%
Commercial Paper — 3.52%
Alcoa, Inc.
5.28%[8]	10/27/06	2,600,000	2,590,467
Kitty Hawk Funding Corp.
5.26%[8]	10/25/06	1,350,000	1,345,463
National Rural Utilities Cooperative Finance
Corp.
5.26%[8]	10/25/06	2,600,000	2,591,263

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Preferred Receivables Funding Corp.
5.25%[8]	10/25/06	$2,600,000	$2,591,279

			9,118,472

Money Market Fund — 1.81%
JPMorgan Prime Money Market Fund		4,706,252	4,706,252

U.S. Agency Discount Notes — 0.03%
Fannie Mae
5.12%[8]	10/18/06	71,000	70,838
5.13%[8]	10/18/06	15,000	14,966

			85,804

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
4.40%[8]	10/19/06[5]	20,000	19,956
4.50%[8]	10/19/06[5]	10,000	9,979
4.62%[8]	10/19/06[5]	68,000	67,851
4.65%[8]	10/19/06[5]	65,000	64,857
4.65%[8]	10/19/06[5]	5,000	4,990
4.79%[8]	10/19/06[5]	54,000	53,878

			221,511

Total Short Term Investments
(Cost $14,132,039)			14,132,039

Total Investments – 99.17%
(Cost $257,921,702)[1]			257,249,234

Cash and Other Assets, Less
Liabilities – 0.83%			2,157,962

Net Assets – 100.00%			$259,407,196

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
463	Euro Ninety Day, December 2007	$(155,433)
23	Euro Ninety Day, September 2007	(7,992)
23	Euro Ninety Day, March 2008	(9,717)
23	Euro Ninety Day, June 2008	(10,005)
178	U.S. Treasury Two Year Note, December 2006	(96,396)

	Net unrealized (depreciation)	$(279,543)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
440	Euro Ninety Day, December 2006	$56,350

	Net unrealized appreciation	$56,350

Notes:

[1]	Cost for Federal income tax purposes is $257,926,131 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$821,707
Gross unrealized depreciation	(1,498,604)

Net unrealized (depreciation)	$(676,897)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $27,213,894 representing 10.49% of total net assets.
[4]	Illiquid security.
[5]	Securities, or a portion there of, pledged as collateral with a value of $221,511 on 463 short Euro futures contracts, 69 short Euro futures contracts, 178 short U.S. Treasury Note futures contracts, and 440 long Euro futures contracts.
[6]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	$1,000,000	$1,002,500	0.39%

		$1,000,000	$1,002,500	0.39%

[7]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[8]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $24,818,636 which is 9.57% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 17.08%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33	$848,319	$840,149
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	109,062	108,326
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.90%	02/28/402,3,†	12,500,000	12,531,501
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/402,3,†	14,000,000	14,083,781
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2 (STEP)
8.28%	08/25/30	5,995,000	6,144,615
Castle Trust 2003-1AW A1
6.08%	05/15/27[2,3]	4,210,879	4,212,205
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32	1,147,276	1,163,168
Conseco Finance Securitizations Corp. 2001-3 AIO (IO)
2.50%	05/01/334,†	17,275,000	188,275
Countrywide Asset-Backed Certificates 2004-13 AV2
5.59%	05/25/34[2]	4,167,994	4,173,383
Countrywide Asset-Backed Certificates 2005-13 AF1
5.46%	04/25/36[2]	7,181,278	7,186,898
Countrywide Home Equity Loan Trust 2005-M A2
5.45%	02/15/36[2]	8,001,378	8,004,064
Credit-Based Asset Servicing and Securitization 2006-CB1 AF2 (STEP)
5.24%	01/25/36	7,685,000	7,654,525
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25	5,581	5,559
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2B
5.51%	03/25/35[2]	11,038,000	11,052,581
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	105,287	95,877
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.55%	06/25/30[2]	8,103,939	8,119,202
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19	1,071,386	1,112,068
Green Tree Financial Corp. 1995-10 A6
7.05%	01/15/27	1,117,421	1,129,973
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29	9,420,000	9,432,307
Green Tree Home Improvement Loan Trust 1997-E HEM2
7.48%	01/15/29	173,991	174,195
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22	732,521	714,603
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.53%	04/15/302,†	740,672	741,983
GSAMP Trust 2005-HE4 A2A
5.45%	08/25/35[2]	1,462,126	1,463,198
GSR Mortgage Loan Trust 2005-HEL1 M2
6.06%	11/25/30[2]	7,085,000	7,110,842
Home Equity Mortgage Trust 2006-1 A1B
5.46%	05/25/36[2]	7,834,120	7,841,324
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.47%	04/25/26[2]	5,063,216	5,068,349
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.05%	05/15/412,4,†	392,530,053	6,840,547
Lehman XS Trust 2006-12N A1A1 (STEP)
5.41%	08/25/462,†	5,863,417	5,864,331
Long Beach Asset Holdings Corp. 2006-8 N1
6.05%	10/25/46[3]	9,425,000	9,424,264
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP)
7.12%	02/25/21	1,518,273	1,514,055
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B
5.47%	01/25/37[2]	5,139,000	5,142,867
Morgan Stanley ABS Capital I 2004-NC2 M2
6.53%	12/25/33[2]	1,100,000	1,114,097
Nomura Asset Acceptance Corp. 2006-S1 A1
5.47%	01/25/36[2,3]	9,387,013	9,394,037
Oakwood Mortgage Investors, Inc. 2002-B A1
5.56%	05/15/13[2]	558,891	512,481
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	366,157	321,168
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/104,†	13,774,671	2,069,631
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/303,4,†	8,806,150	90,545
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31	666,841	665,002
Residential Asset Securities Corp. 2005-KS8 A1
5.44%	08/25/35[2]	1,942,803	1,944,333
Structured Asset Receivables Trust 2003-1
6.02%	01/21/102,3,†	5,183,760	5,162,393
Structured Asset Receivables Trust 2003-2
5.47%	01/21/092,3,†	1,806,081	1,798,637

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Settlements Fund 1999-A A
7.25%	12/20/153,†	$601,592	$599,360
Terwin Mortgage Trust 2004-1HE A1
5.84%	02/25/34[2,3]	67,380	67,437
Terwin Mortgage Trust 2004-7HE A1
5.88%	07/25/34[2,3]	391,714	391,959
Terwin Mortgage Trust 2005-13SL A1B
4.75%	12/25/362,3,†	12,100,000	11,722,746
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35[2,3]	4,213,730	4,163,470
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/372,3,†	8,200,000	7,864,584
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/372,3,†	12,500,000	12,093,166
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/372,3,†	17,361,386	17,127,523

Total Asset-Backed Securities (Cost $233,796,152)			226,241,584

CORPORATES — 21.56%*
Automotive — 3.17%
DaimlerChrysler NA Holding Corp.
5.64%	03/07/07[2]	8,000,000	8,002,656
Ford Motor Credit Co.
7.08%	01/15/10[2]	4,070,000	3,841,384
9.96%	04/15/12[2]	1,750,000	1,833,552
10.64%	06/15/11[2,3,5]	10,541,000	11,026,529
GMAC LLC
4.38%	12/10/07	4,560,000	4,453,063
7.60%	12/01/14[2]	12,798,000	12,853,364

			42,010,548

Banking — 3.43%
BankAmerica Institutional A
8.07%	12/31/26[3]	5,250,000	5,481,504
BankBoston Capital Trust II
7.75%	12/15/26	4,246,000	4,422,341
Credit Suisse USA, Inc.
6.50%	01/15/12	3,200,000	3,375,018
CS First Boston/London
9.65%	03/24/10[2,3]	6,764,000	6,145,094
9.65%	03/24/10[2,3]	3,146,000	2,858,141
Deutsche Bank Luxembourg SA
6.83%	12/28/07[3]	4,128,000	4,191,303
JPMorgan Chase & Co. (MTN) C
8.55%	07/23/132,†	1,500,000	1,382,493
Keycorp Institution Capital B
8.25%	12/15/26	9,000,000	9,405,567
Roslyn Bancorp, Inc.
5.75%	11/15/07	6,900,000	6,863,513
State Street Institutional Cap-B
8.04%	03/15/27[3]	1,228,000	1,287,964

			45,412,938

Basic Industry — 0.46%
Steel Dynamics, Inc.
9.50%	03/15/09	5,800,000	6,010,250

Communications — 1.85%
Cebridge 2nd Lien PIK
11.49%	05/05/14[6]	4,545,400	4,337,071
New England Telephone & Telegraph Co.
7.65%	06/15/07	4,964,000	5,037,328
Sprint Capital Corp.
6.00%	01/15/07	10,000,000	10,011,420
Viacom, Inc.
5.74%	06/16/09[2,3]	5,150,000	5,157,081

			24,542,900

Consumer Products — 0.30%
SABMILLER PLC
5.78%	07/01/09[2,3]	4,000,000	4,003,972

Electric — 2.92%
American Electric Power Co., Inc. (STEP)
4.71%	08/16/07	6,270,000	6,228,493
Cedar Brakes II LLC
9.88%	09/01/13[3]	7,073,202	7,930,644
Dominion Resources, Inc.
5.66%	09/28/07[2]	7,000,000	7,003,892
Entergy Gulf States, Inc.
6.14%	12/08/08[2,3]	5,230,000	5,242,437
Georgia Power Capital Trust VI
4.88%	11/01/42[2]	7,360,000	7,289,852
Power Contract Financing LLC
6.26%	02/01/10[3]	2,552,409	2,573,512
Power Receivables Finance LLC
6.29%	01/01/12	2,314,741	2,337,867

			38,606,697

Finance — 2.58%
Countrywide Financial Corp. (MTN) B
5.61%	03/24/09[2]	1,900,000	1,903,331
Lehman Brothers Holdings, Inc. (MTN)
5.72%	07/18/11[2]	1,730,000	1,734,109
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[2]	3,293,000	3,077,967
14.50%	06/20/16[2]	5,886,000	5,915,430
Meridian Funding Co. LLC
5.69%	10/06/08[2,3]	3,080,535	3,084,753

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Pemex Finance Ltd.
8.88%	11/15/10	$7,334,000	$7,897,068
Pemex Finance Ltd. 1992-2 A1
9.69%	08/15/09†	3,597,000	3,815,883
Residential Capital Corp.
7.34%	04/17/09[2,3]	6,668,000	6,702,634

			34,131,175

Health Care — 0.14%
Cardinal Health, Inc.
5.64%	10/02/09[2,3]	1,827,000	1,827,000

Insurance — 0.86%
Farmers Insurance Exchange Capital
6.00%	08/01/14[3]	1,900,000	1,893,109
Odyssey Re Holdings Corp.
7.65%	11/01/13	1,226,000	1,241,959
Zurich Capital Trust I
8.38%	06/01/37[3]	7,870,000	8,283,002

			11,418,070

Natural Gas — 0.29%
Sempra Energy
4.62%	05/17/07	1,250,000	1,244,127
5.86%	05/21/08[2]	2,575,000	2,579,692

			3,823,819

Real Estate Investment Trust (REIT) — 2.81%
CPG Partners LP
8.25%	02/01/11	4,065,000	4,486,362
Duke Realty LP
5.65%	12/22/06[2]	2,917,000	2,917,685
Health Care Properties
5.84%	09/15/08[2]	4,380,000	4,382,159
Highwoods Properties, Inc.
7.00%	12/01/06	8,985,000	9,001,452
7.13%	02/01/08	1,584,000	1,613,671
JDN Realty Corp.
6.95%	08/01/07	5,000,000	5,042,320
Shurgard Storage Centers, Inc.
7.75%	02/22/11	1,500,000	1,624,107
United Dominion Realty Trust, Inc. (MTN)
4.30%	07/01/07	3,025,000	2,995,824
Westfield Capital Corp. Ltd
5.77%	11/02/07[2,3]	5,175,000	5,190,240

			37,253,820

Secured Assets — 0.38%
Ingress I Ltd.
7.38%	03/30/403,†	5,490,000	5,048,828

Transportation — 2.29%
Air 2 US A
8.03%	10/01/20[3]	7,181,583	7,221,980
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19	2,969,253	3,058,349
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20	3,927,451	3,997,823
Continental Airlines, Inc. 2002-1 G2
6.56%	08/15/13	2,105,000	2,191,845
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12[7,8]	337,941	337,746
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13[7,8]	329,000	329,600
Northwest Air Dip
7.90%	08/21/08[6]	6,000,000	6,015,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23[7,8]	1,878,291	1,867,726
United AirLines, Inc. 2001-1 A2
6.20%	03/01/10	4,350,690	4,353,409
United AirLines, Inc. Strip
9.08%	02/01/12[6]	995,000	1,010,650

			30,384,128

Waste Management — 0.08%
Allied Waste North America, Inc. B
8.50%	12/01/08	1,000,000	1,052,500

Total Corporates (Cost $285,548,759)			285,526,645

MORTGAGE-BACKED — 21.62%**
Commercial Mortgage-Backed — 1.13%
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36	9,662,707	9,255,154
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37	5,800,000	5,636,632
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.59%	01/25/262,3,4,†	239,511	302
DLJ Mortgage Acceptance Corp. 1997-CF1 A1B
7.60%	05/15/30[3]	52,902	53,002

			14,945,090

Non-Agency Mortgage-Backed — 10.78%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/103,4,†	3,519,500	1,038,758
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/113,4,†	3,588,737	1,089,180
BlackRock Capital Finance LP 1997-R2 AP
7.43%	12/25/35[2,3]	26,138	26,155
Chase Mortgage Finance Corp. 2005-A1 1A1
5.42%	12/25/35[2]	11,614,074	11,476,215

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.51%	05/25/362,3,†	$10,679,844	$10,679,930
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31	89,400	90,378
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34[2]	340,477	338,111
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/354,9,†	18,566,317	468,893
Countrywide Alternative Loan Trust 2005-27 2A1
5.91%	08/25/352,†	3,990,810	4,007,917
Countrywide Alternative Loan Trust 2005-59 1A1
5.66%	11/20/35[2]	8,786,342	8,821,032
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[4,9]	34,197,420	1,290,234
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.79%	07/20/46[4,9]	5,785,285	312,353
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[4]	45,578,821	2,303,280
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/463,†	7,056,366	6,966,902
DSLA Mortgage Loan Trust 2005-AR2 2A1A
5.54%	03/19/45[2]	7,180,733	7,193,558
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[4,9]	21,271,362	468,635
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[2,4]	36,200,602	995,517
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
1.70%	03/19/37[2,4]	7,701,439	379,055
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
1.99%	05/19/47[2,4]	9,154,125	437,682
Impac CMB Trust 2005-5 A1 (STEP)
5.65%	08/25/35[2]	13,606,780	13,628,472
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.72%	12/25/34[2]	4,576,328	4,591,348
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[4,9]	15,546,140	381,366
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.73%	11/25/34[2]	11,865,373	11,928,872
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
3.61%	01/25/34[2]	2,041,401	2,052,465
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.49%	06/25/34[2]	4,107,639	4,080,886
MASTR Seasoned Securities Trust 2004-1 4A1
5.17%	10/25/32[2]	3,917,310	3,932,270
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32[2]	5,265,166	5,321,855
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31	2,682,620	2,728,729
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32	6,456,687	6,573,064
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32	12,592,567	12,730,305
SLH Mortgage Trust 1990-1 G
9.60%	03/25/21	9,233	9,208
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18	5,422,559	5,297,162
Washington Mutual, Inc. 2005-AR2 2A21
5.66%	01/25/45[2]	4,233,779	4,250,114
Washington Mutual, Inc. 2002-AR18 A
4.12%	01/25/33[2]	2,712,932	2,701,076
Washington Mutual, Inc. 2004-AR10 A2A
5.63%	07/25/44[2]	1,617,167	1,618,908
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44[2]	1,623,252	1,625,775
Washington Mutual, Inc. 2006-AR5 X (IO)
0.31%	06/25/46[4]	93,399,516	936,424

			142,772,084

U.S. Agency Mortgage-Backed — 9.71%
Fannie Mae 1993-95 SB
15.05%	06/25/08[2]	53,660	57,772
Fannie Mae 1997-44 SB (IO)
2.82%	06/25/08[2]	619,554	13,952
Fannie Mae 1997-76 FS
5.79%	09/17/27[2]	117,848	119,055
Fannie Mae 2001-60 JZ
6.00%	03/25/31	375,361	374,892
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26	6,731,818	606,447
Fannie Mae Pool 555177
4.86%	01/01/33[2]	207,824	205,151
Fannie Mae Pool 567002
8.00%	05/01/23	269,106	283,057

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735575
5.50%	12/01/18	$7,246,082	$7,269,011
Fannie Mae Pool 735686
6.50%	12/01/22	7,230,116	7,352,293
Fannie Mae Pool 745383
4.31%	12/01/35[2]	9,215,613	9,171,566
Fannie Mae Pool 770333
3.47%	04/01/34[2]	7,241,237	7,246,025
Fannie Mae Pool 770900
3.32%	04/01/34[2]	4,657,256	4,628,416
Fannie Mae Pool 785307
4.17%	07/01/34[2]	9,370,002	9,307,714
Fannie Mae Pool 805256
4.05%	01/01/35[2]	10,602,236	10,458,127
Fannie Mae Pool 817611
5.36%	11/01/35[2]	5,487,578	5,414,986
Final Maturity Amortizing Notes 2005-2 1
4.00%	02/25/10†	14,764,451	14,154,837
Freddie Mac 1164 O
7.16%	11/15/06[2,10]	1,675	27
Freddie Mac 2174 PN
6.00%	07/15/29	6,969,303	7,059,041
Freddie Mac 2561 BX (IO)
5.00%	05/15/17	1,590,617	201,261
Freddie Mac Gold A24156
6.50%	10/01/31	3,026,494	3,096,256
Freddie Mac Gold C46104
6.50%	09/01/29	85,734	87,904
Freddie Mac Gold G11707
6.00%	03/01/20	5,885,520	5,972,218
Freddie Mac Gold P50019
7.00%	07/01/24†	153,190	156,580
Freddie Mac Pool 1B1928
4.28%	08/01/34[2]	8,447,438	8,420,340
Freddie Mac Pool 1L0113
6.19%	05/01/35[2]	6,331,873	6,427,410
Freddie Mac Pool 781469
3.13%	04/01/34[2]	5,774,350	5,720,976
Freddie Mac Pool 786781
7.20%	08/01/29[2]	377,978	386,385
Freddie Mac Pool 847288
3.14%	05/01/34[2]	10,098,459	10,006,983
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	2,292,376	319,832
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29	4,350,040	221,217
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21	983,846	14,409
Ginnie Mae I Pool 422972
6.50%	07/15/29	102,586	105,556
Ginnie Mae II Pool 1849
8.50%	08/20/24	2,957	3,183
Ginnie Mae II Pool 2020
8.50%	06/20/25	8,976	9,669
Ginnie Mae II Pool 2286
8.50%	09/20/26	6,408	6,857
Ginnie Mae II Pool 2487
8.50%	09/20/27	38,514	41,234
Ginnie Mae II Pool 80589
5.63%	03/20/32[2]	422,281	423,225
Ginnie Mae II Pool 80968
5.00%	07/20/34[2]	3,219,880	3,246,009

			128,589,873

Total Mortgage-Backed (Cost $293,996,404)			286,307,047

U.S. AGENCY SECURITIES — 10.67%
U.S. Agency Securities — 10.67%
Fannie Mae
2.63%	01/19/07	3,412,000	3,385,260
3.13%	03/16/09	10,673,000	10,237,403
3.25%	01/15/08	6,518,000	6,375,517
3.88%	02/01/08	5,652,000	5,569,441
4.88%	04/15/09	9,930,000	9,923,188
5.30%	02/22/11	9,985,000	9,959,289
Federal Home Loan Bank
3.38%	07/21/08	7,875,000	7,659,390
4.25%	09/26/08	10,910,000	10,762,235
4.38%	10/03/08	9,850,000	9,727,801
4.50%	10/12/07	8,185,000	8,136,021
4.50%	10/14/08	18,780,000	18,610,079
Freddie Mac
2.88%	12/15/06	14,710,000	14,637,833
3.25%	02/25/08	6,790,000	6,622,334
4.90%	11/03/08	9,965,000	9,923,356
5.75%	03/15/09	9,575,000	9,754,589

			141,283,736

Total U.S. Agency Securities (Cost $141,101,750)			141,283,736

U.S. TREASURY SECURITIES — 20.67%
U.S. Treasury Notes — 20.67%
U.S. Treasury Notes
3.13%	09/15/08[5]	281,809,000	273,751,235

Total U.S. Treasury Securities (Cost $272,731,627)			273,751,235

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Shares	Value
PREFERRED STOCK — 0.23%
Finance — 0.23%
Woodbourne Pass-Through Trust
6.45%	12/31/49[2,3]	30	$3,019,689

Total Preferred Stock (Cost $3,000,000)			3,019,689

		Principal Amount
SHORT TERM INVESTMENTS — 9.26%
Commercial Paper — 6.76%
Alcoa, Inc.
5.28%[11]	10/16/06	$10,000,000	9,979,467
DaimlerChrysler NA Holding Corp.
5.36%[11]	10/27/06	21,190,000	21,111,126
Kitty Hawk Funding Corp.
5.26%[11]	10/20/06	6,785,000	6,767,156
National Rural Utilities Cooperative Finance Corp.
5.26%[11]	10/25/06	3,700,000	3,687,566
Park Avenue Receivables Corp.
5.26%[11]	10/27/06	26,400,000	26,303,567
Preferred Receivables Funding Corp.
5.26%[11]	10/27/06	21,660,000	21,580,881

			89,429,763

Money Market Fund — 2.36%
JPMorgan Prime Money Market Fund		31,269,908	31,269,908

U.S. Agency Discount Notes — 0.08%
Freddie Mac
5.13%[11]	10/19/06	1,090,000	1,087,359

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
4.65%[11]	10/19/06[5]	732,000	730,403
4.86%[11]	10/19/06[5]	50,000	49,885
4.89%[11]	10/19/06[5]	25,000	24,942

			805,230

Total Short Term Investments (Cost $122,592,260)			122,592,260

Total Investments – 101.09% (Cost $1,352,766,952)[1]			1,338,722,196
Liabilities in Excess of Other Assets – (1.09)%			(14,382,092)

Net Assets – 100.00%			$1,324,340,104

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
1,947	Euro Ninety Day, December 2007	$(568,296)
47	U.S Treasury Five Year Note, December 2006	(35,504)

	Net unrealized (depreciation)	$(603,800)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1,947	Euro Ninety Day, December 2006	$215,655
1,161	U.S. Treasury Two Year Note, December 2006	639,416

	Net unrealized appreciation	$855,071

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.33% due 01/25/34. Counterparty: Citigroup Inc.

	01/25/34	$796	$(9,111)

Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.73% due 04/25/34. Counterparty: Citigroup Inc.

	04/25/34	478	(5,281)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.33% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	478	(7,157)

Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.58% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	478	(6,501)

Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.28% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	478	(6,111)

Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.48% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	796	(11,182)

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.48% due 07/25/34. Counterparty: Citigroup Inc.

	07/25/34	$478	$(6,431)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.28% due 08/25/34. Counterparty: Citigroup Inc.

	08/25/34	478	(7,291)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.18% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	478	(6,822)

Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.28% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	478	(5,462)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.61% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	478	(6,950)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.03% due 12/25/34. Counterparty: Citigroup Inc.

	11/25/34	478	(7,274)

Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.83% due 12/25/34. Counterparty: Citigroup Inc.

	12/25/34	478	(10,890)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.03% due 01/25/35. Counterparty: Citigroup Inc.

	01/25/35	478	(6,866)

Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.03% due 02/25/35. Counterparty: Citigroup Inc.

	02/25/35	796	(11,703)

Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.66% due 03/25/35. Counterparty: Citigroup Inc.

	03/25/35	478	(8,072)

Net unrealized (depreciation)			$(123,104)

Notes:

[1]	Cost for Federal income tax purposes is $1,352,914,283 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$5,147,328
Gross unrealized depreciation	(19,339,415)

Net unrealized (depreciation)	$(14,192,087)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $228,751,253 representing 17.27% of total net assets.
[4]	Illiquid security.
[5]	Securities, or a portion there of, pledged as collateral with a value of $1,197,679 on 1,947 long Euro futures contracts, 1,161 long U.S. Treasury Note futures contracts, 1,947 short Euro futures contracts and 47 short U.S. Treasury Note futures contracts.
[6]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/30/06	Cebridge 2nd Lien PIK, 11.49%, 05/05/14	$4,545,400	$4,337,071	0.33%
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	6,000,000	6,015,000	0.45%
05/17/06	United AirLines, Inc. Strip, 9.08%, 02/01/12	1,009,182	1,010,650	0.08%

		$11,554,582	$11,362,721	0.86%

[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[10]	IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
[11]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $147,589,506 which is 11.14% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(EMTN):	Euro medium term note
(IO):	Interest only
(MTN):	Medium term note
(STEP):	Step coupon bond

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 13.07%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33	$55,141	$54,610
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.90%	02/28/402,3,†	1,500,000	1,503,780
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP)
4.44%	04/28/39	50,975	50,713
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/402,3,†	1,500,000	1,508,977
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/383,†	650,000	644,079
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32	382,425	387,723
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32	420,933	429,552
Conseco Finance 2002-C BF2
8.00%	06/15/323,†	373,181	373,589
GMAC Mortgage Corp. Loan Trust 2006-HLTV A3
5.59%	10/25/29	935,000	937,654
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20	192	191
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29	1,500,000	1,501,960
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/113,†	61,890	63,098
JPMorgan RV Marine Trust 2004-1A A1
3.12%	04/15/11[3]	190,645	188,335
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25[3]	88,361	88,082
Mid-State Trust 2004-1 B
8.90%	08/15/37	333,319	337,249
Mid-State Trust 2005-1 M2
7.08%	01/15/40	428,483	439,120
Oakwood Mortgage Investors, Inc. 1997-A A5
7.13%	05/15/27	102,435	102,962
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	240,563	174,220
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	286,624	217,348
Oakwood Mortgage Investors, Inc. 2002-B A1
5.56%	05/15/13[2]	62,099	56,942
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2
3.77%	02/25/27	375,560	374,006
Structured Asset Receivables Trust 2003-1
6.02%	01/21/102,3,†	392,709	391,090
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/363,†	261,332	259,818
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35[2,3]	314,987	311,230
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/372,3,†	800,000	767,276
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/372,3,†	1,687,913	1,665,176
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	3,657	3,697
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30	294,661	294,281

Total Asset-Backed Securities (Cost $13,380,579)			13,126,758

CORPORATES — 22.58%*
Automotive — 2.40%
Ford Motor Credit Co.
6.63%	06/16/08	100,000	98,527
7.00%	10/01/13	240,000	222,980
7.25%	10/25/11	416,000	392,724
7.38%	02/01/11	300,000	288,209
8.63%	11/01/10	319,000	318,053
General Motors Corp.
8.25%	07/15/23	14,000	12,198
GMAC LLC
6.75%	12/01/14	400,000	391,104
6.88%	09/15/11	474,000	471,976
7.60%	12/01/14[2]	213,000	213,921

			2,409,692

Banking — 2.84%
BankBoston Capital Trust II
7.75%	12/15/26	700,000	729,072
Credit Suisse USA, Inc.
6.50%	01/15/12	291,000	306,916
CS First Boston/London
9.65%	03/24/10[2,3]	608,000	552,368
9.65%	03/24/10[2,3]	334,000	303,439
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49[2,3]	120,000	117,207
Greenpoint Capital Trust I
9.10%	06/01/27	227,000	241,415
National Capital Trust II
5.49%	12/29/49[2,3]	327,000	312,680
Providian Capital I
9.53%	02/01/27[3]	275,000	290,616

			2,853,713

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications — 0.67%
Qwest Corp.
5.63%	11/15/08	$489,000	$487,778
7.88%	09/01/11	175,000	184,625

			672,403

Electric — 3.05%
Cedar Brakes II LLC
9.88%	09/01/13[3]	369,511	414,305
Entergy Louisiana LLC
5.83%	11/01/10	698,000	699,479
FPL Energy National Wind
5.61%	03/10/24[3]	702,590	690,569
Nevada Power Co.
6.50%	05/15/18[3]	750,000	783,267
Power Receivables Finance LLC
6.29%	01/01/12	477,024	481,790

			3,069,410

Finance — 2.81%
Capital One Financial Corp.
5.70%	09/15/11	1,200,000	1,209,743
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[2]	271,000	253,304
14.50%	06/20/16[2]	452,000	454,260
Pemex Finance Ltd.
8.88%	11/15/10	375,000	403,791
Residential Capital Corp.
7.34%	04/17/09[2,3]	500,000	502,597

			2,823,695

Health Care — 0.39%
HCA, Inc.
5.25%	11/06/08	400,000	396,001

Insurance — 3.41%
Allied World Assurance Holdings Ltd.
7.50%	08/01/16	244,000	258,861
Fairfax Financial Holdings Ltd.
7.75%	04/26/12	375,000	350,625
Farmers Exchange Capital
7.05%	07/15/28[3]	410,000	421,404
7.20%	07/15/48[3]	115,000	117,382
Nationwide Mutual Insurance Co.
6.60%	04/15/34[3]	440,000	434,761
Stingray Pass-Through Trust
5.90%	01/12/15[3]	225,000	209,250
Swiss Re Capital I LP
6.85%	05/29/49[2,3]	1,000,000	1,030,174
Zurich Capital Trust I
8.38%	06/01/37[3]	575,000	605,175

			3,427,632

Natural Gas — 0.78%
El Paso Corp.
7.00%	05/15/11	300,000	303,375
Sempra Energy
5.86%	05/21/08[2]	475,000	475,865

			779,240

Real Estate Investment Trust (REIT) — 3.07%
Colonial Realty LP
4.75%	02/01/10	586,000	571,304
CPG Partners LP
8.25%	02/01/11	330,000	364,206
EOP Operating LP
5.97%	10/01/10[2]	159,000	160,634
Health Care Property Investors, Inc.
5.95%	09/15/11	800,000	803,939
7.07%	06/08/15[4]	160,000	168,523
Highwoods Properties, Inc.
7.13%	02/01/08	790,000	804,798
Prime Property Fund, Inc.
5.60%	06/15/113	206,000	207,123

			3,080,527

Transportation — 2.43%
Air 2 US A
8.03%	10/01/20[3]	472,511	475,169
American Airlines, Inc. 2005-1 G
5.11%	03/29/143,†	490,250	480,502
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16	330,081	330,287
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08	41,530	41,144
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19	285,849	294,426
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08	83,578	83,370
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21	204,597	217,043
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11[5,6]	48,819	48,908
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23[5,6]	138,440	137,661
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14	64,961	64,923
United AirLines, Inc. 2001-1 A2
6.20%	03/01/10	263,678	263,843

			2,437,276

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Waste Management — 0.73%
Allied Waste North America, Inc. B
8.50%	12/01/08	$700,000	$736,750

Total Corporates (Cost $22,631,317)			22,686,339

MORTGAGE-BACKED — 29.07%**
Commercial Mortgage-Backed — 2.50%
Bear Stearns Commercial Mortgage Securities, Inc.
4.83%	11/11/41	1,300,000	1,256,881
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48[2]	1,300,000	1,252,686

			2,509,567

Non-Agency Mortgage-Backed — 12.08%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35[2]	1,120,652	1,107,350
Banc of America Mortgage Securities 2003-1 2A4
5.00%	02/25/18	285,515	279,091
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.51%	05/25/362,3,†	1,409,708	1,409,719
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/357,8,†	1,355,983	34,245
Countrywide Alternative Loan Trust 2005-27 2A1
5.91%	08/25/352,†	605,530	608,126
Countrywide Alternative Loan Trust 2005-27 3A2
5.66%	08/25/352,†	133,457	133,535
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[7,8]	2,830,537	106,793
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[8]	3,620,968	182,982
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/463,†	705,637	696,690
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.11%	08/25/34[2]	939,926	921,846
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17	314,127	312,129
First Horizon Asset Securities, Inc. 2003-10 2A1
4.75%	01/25/19	981,232	950,839
First Union Commercial Mortgage Trust 1999-C1 A2
6.07%	10/15/35	577,676	585,542
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[7,8]	1,510,409	33,276
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[2,8]	3,764,563	103,525
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[7,8]	1,108,129	27,184
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34[2]	309,912	309,263
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.73%	11/25/34[2]	301,662	303,276
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32	333,753	338,419
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44[2]	1,150,000	1,162,137
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31	157,286	160,890
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31	196,823	200,206
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34[2]	279,060	278,960
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34	179,118	181,444
Washington Mutual, Inc. 2002-AR18 A
4.12%	01/25/33[2]	154,722	154,046
Washington Mutual, Inc. 2004-AR10 A2A
5.63%	07/25/44[2]	126,399	126,535
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44[2]	122,491	122,681
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36	1,340,086	1,305,329

			12,136,058

U.S. Agency Mortgage-Backed — 14.49%
Fannie Mae (TBA)
5.50%	10/25/21	1,145,000	1,144,643
Fannie Mae 1993-225 SG
4.90%	12/25/13[2]	279,460	289,589
Fannie Mae 1993-80 S
4.35%	05/25/23[2]	56,689	56,131
Fannie Mae 1994-55 S
12.38%	12/25/23[2]	50,275	54,388
Fannie Mae 2001-52 YZ
6.50%	10/25/31	957,766	981,809

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28	$277,652	$25,325
Fannie Mae Pool 253974
7.00%	08/01/31	93,965	96,513
Fannie Mae Pool 527247
7.00%	09/01/26	306	315
Fannie Mae Pool 545646
7.00%	09/01/26	188	194
Fannie Mae Pool 549740
6.50%	10/01/27	163,854	167,418
Fannie Mae Pool 701297
4.53%	03/01/33[2]	1,254,477	1,253,837
Fannie Mae Pool 735575
5.50%	12/01/18	510,849	512,465
Fannie Mae Pool 735686
6.50%	12/01/22	548,825	558,100
Fannie Mae Pool 735861
6.50%	09/01/33	977,432	1,000,237
Fannie Mae Pool 764388
4.96%	03/01/34[2]	594,011	575,984
Fannie Mae Pool 770869
3.37%	04/01/34[2]	1,445,829	1,433,970
Fannie Mae Pool 817611
5.36%	11/01/35[2]	415,027	409,537
Fannie Mae Pool 895606
5.78%	06/01/36[2]	1,138,310	1,133,237
Freddie Mac 1602 SN
10.09%	10/15/23[2]	14,590	16,603
Freddie Mac 2174 PN
6.00%	07/15/29	508,503	515,051
Freddie Mac 2451 SP
5.21%	05/15/09[2]	73,594	73,677
Freddie Mac 2561 BX (IO)
5.00%	05/15/17	371,164	46,963
Freddie Mac Gold A33262
5.50%	02/01/35	295,085	291,531
Freddie Mac Gold G01548
7.50%	07/01/32	1,458,286	1,520,855
Freddie Mac Gold G01673
5.50%	04/01/34	110,352	109,316
Freddie Mac Gold G02366
6.50%	10/01/36	1,600,000	1,630,379
Freddie Mac Gold P50019
7.00%	07/01/24†	31,133	31,822
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	258,904	36,122
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31	390,979	19,113
Ginnie Mae 2004-8 SE
3.65%	11/26/23[2]	328,670	316,079
Ginnie Mae II Pool 80968
5.00%	07/20/34[2]	251,991	254,038

			14,555,241

Total Mortgage-Backed (Cost $29,278,819)			29,200,866

U.S. TREASURY SECURITIES — 24.56%
U.S Principal Strip — 3.40%
U.S. Principal Strip
4.37%[9]	08/15/09	3,891,000	3,414,006

U.S. Treasury Bonds — 0.85%
U.S. Treasury Bonds
7.50%	11/15/16	696,000	852,818

U.S. Treasury Notes — 20.31%
U.S. Treasury Notes
3.38%	10/15/09[4]	5,252,000	5,070,644
4.25%	11/15/14	8,244,000	8,042,409
4.88%	04/30/11	5,253,000	5,313,126
4.88%	02/15/12	1,951,000	1,978,817

			20,404,996

Total U.S. Treasury Securities (Cost $24,337,165)			24,671,820

SHORT TERM INVESTMENTS — 14.23%
Commercial Paper — 13.23%
Alcoa, Inc.
5.28%[9]	11/01/06	830,000	826,348
5.28%[9]	11/02/06	980,000	975,536
Credit Suisse
5.26%[9]	10/19/06	1,610,000	1,606,001
DaimlerChrysler NA Holding Corp.
5.36%[9]	10/27/06	2,390,000	2,381,104
Kitty Hawk Funding Corp.
5.25%[9]	10/10/06	1,140,000	1,138,670
Preferred Receivables Funding Corp.
5.26%[9]	10/16/06	2,200,000	2,195,500
Ranger Funding Co. LLC
5.26%[9]	10/10/06	1,970,000	1,967,697
Yorktown Capital LLC
5.26%[9]	10/20/06	2,200,000	2,194,214

			13,285,070

Money Market Fund — 0.94%
JPMorgan Prime Money Market Fund		940,295	940,295

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
4.65%[9]	10/19/06[4]	64,000	63,860

Total Short Term Investments (Cost $14,289,225)			14,289,225

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Value
Total Investments – 103.51% (Cost $103,917,105)[1]		$103,975,008

Liabilities in Excess of Other Assets – (3.51)%		(3,524,593)

Net Assets – 100.00%		$100,450,415

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
160	Euro Ninety Day, December 2007	$(45,559)

	Net unrealized (depreciation)	$(45,559)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
160	Euro Ninety Day, December 2006	$17,300
67	U.S. Treasury Two Year Note, December 2006	37,173
17	U.S. Treasury Five Year Note, December 2006	13,197

	Net unrealized appreciation	$67,670

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.33% due 01/25/34. Counterparty: Citigroup Inc.

	01/25/34	$58	$(668)

Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.73% due 04/25/34. Counterparty: Citigroup Inc.

	04/25/34	35	(387)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.33% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	35	(524)

Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.58% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	35	(476)

Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.28% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	35	(448)

Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.48% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	58	(819)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.48% due 07/25/34. Counterparty: Citigroup Inc.

	07/25/34	35	(471)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.28% due 08/25/34. Counterparty: Citigroup Inc.

	08/25/34	35	(534)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.18% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	35	(500)

Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.28% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	35	(400)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.61% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	35	(509)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.03% due 12/25/34. Counterparty: Citigroup Inc.

	11/25/34	35	(533)

Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.83% due 12/25/34. Counterparty: Citigroup Inc.

	12/25/34	35	(798)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.03% due 01/25/35. Counterparty: Citigroup Inc.

	01/25/35	35	(503)

Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.03% due 02/25/35. Counterparty: Citigroup Inc.

	02/25/35	58	(857)

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.66% due 03/25/35. Counterparty: Citigroup Inc.

	03/25/35	$35	$(591)

Net unrealized (depreciation)			$(9,018)

Notes:

[1]	Cost for Federal income tax purposes is $104,404,968 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$993,326
Gross unrealized depreciation	(1,423,286)

Net unrealized (depreciation)	$(429,960)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $17,818,927 representing 17.74% of total net assets.
[4]	Securities, or a portion there of, pledged as collateral with a value of $97,652 on 160 short Euro futures contracts, 160 long Euro futures contracts, 67 long U.S. Treasury Two Year Note futures contracts, and 17 long U.S. Treasury Five Year Note futures contracts .
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[8]	Illiquid security.
[9]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $10,571,522 which is 10.52% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond.

(TBA): To be announced

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.89%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32	$8,054,397	$8,131,095
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	145,417	144,435
Asset Backed Securities Corp. Home Equity Loan Trust 2003-HE4 M2
7.33%	08/15/33[4]	21,415,000	21,560,967
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP)
4.44%	04/28/39	1,427,292	1,419,968
Conseco Finance 2001-C A4
6.19%	03/15/30	695,099	696,354
Conseco Finance 2001-C A5 (STEP)
6.79%	08/15/33	7,848,000	7,900,314
Countrywide Home Equity Loan Trust 2005-M A2
5.45%	02/15/36[4]	14,288,174	14,292,971
Duke Funding Ltd. 2000-1A B1
8.27%	11/10/35†,5	17,000,000	16,606,477
Embarcadero Aircraft Securitization Trust 2000-A A1
5.81%	08/15/25[4,5]	1,700,000	1,339,812
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	242,161	220,518
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22	951,371	928,100
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.53%	04/15/30†,4	1,470,593	1,473,195
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.47%	04/25/26[4]	9,092,177	9,101,394
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29[5]	2,130,732	2,136,950
Nomura Asset Acceptance Corp. 2006-S1 A1
5.47%	01/25/36[4,5]	6,202,134	6,206,775
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	415,605	315,155
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	2,036,205	1,636,296
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	1,071,009	939,417
PAMCO CLO 1998-1A B2
6.84%	05/01/10†,4,5	5,250,000	5,098,454
Residential Asset Mortgage Products, Inc. 2000-RZ1 A3 (STEP)
8.77%	10/25/29	751,959	749,965
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33	300,000	303,581
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29	1,366,795	1,362,431
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25	761,764	766,793
Signature 1 CBO
10.00%	10/15/09†	2,000,000	300,030
Structured Asset Receivables Trust 2003-1
6.02%	01/21/10†,4,5	10,783,006	10,738,560
Structured Asset Receivables Trust 2003-2
5.47%	01/21/09†,4,5	4,823,681	4,803,798
Terwin Mortgage Trust 2005-7SL A1
5.60%	07/25/35[4,5]	1,767,638	1,769,377
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37†,4,5	15,370,000	14,741,300
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37†,4,5	23,030,000	22,280,448
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37†,4,5	5,581,686	5,506,499
Van Kampen CLO II Ltd.
6.81%	07/15/08†,4,5	333,795	310,230
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	5,280,000	5,515,479

Total Asset-Backed Securities (Cost $171,069,105)			169,297,138

CORPORATES — 21.31%*
Automotive — 3.51%
Ford Motor Co.
7.70%	05/15/97	150,000	108,750
9.98%	02/15/47	7,289,000	6,377,875
Ford Motor Credit Co.
7.00%	10/01/13	22,370,000	20,783,587
7.08%	01/15/10[4]	1,000,000	943,829
9.96%	04/15/12[4]	2,925,000	3,064,651
General Motors Corp.
7.38%	05/23/48	9,200,000	6,946,000
8.10%	06/15/24	1,179,000	984,465
General Motors Corp. Strip
0.40%	07/20/11[6]	2,133,864	1,998,274
General Motors Corp. Strip II
0.50%	07/20/11[6]	2,400,000	2,247,499
GMAC LLC
7.60%	12/01/14[4]	22,996,000	23,095,481
8.00%	11/01/31	186,000	195,016

			66,745,427

Banking — 2.56%
Bank One Corp. (STEP)
9.88%	03/01/19	200,000	249,017

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
BankAmerica Capital II
8.00%	12/15/26	$800,000	$834,367
BankAmerica Institutional A
8.07%	12/31/26[5]	350,000	365,434
Bankers Trust Institutional Capital Trust B
7.75%	12/01/26[5]	500,000	520,740
Chase Capital I
7.67%	12/01/26	13,000,000	13,529,425
Crestar Capital Trust I
8.16%	12/15/26	1,500,000	1,566,732
CS First Boston/London
9.65%	03/24/10[4,5]	14,159,000	12,863,452
9.65%	03/24/10[4,5]	5,190,000	4,715,115
First Chicago NBD Institution Capital A
7.95%	12/01/26[5]	5,229,000	5,443,619
Greenpoint Capital Trust I
9.10%	06/01/27	266,000	282,892
JPMorgan Chase & Co. (MTN) C
8.55%	07/23/13†,4	2,500,000	2,304,155
Keycorp Institution Capital B
8.25%	12/15/26	3,500,000	3,657,720
National Capital Trust II
5.49%	12/29/49[4,5]	2,425,000	2,318,804

			48,651,472

Communications — 0.68%
Cebridge 2nd Lien PIK
11.49%	05/05/14[6]	9,090,800	8,674,141
Qwest Corp.
7.50%	10/01/14[5]	4,000,000	4,150,000
Verizon North, Inc.
5.63%	01/01/21[5]	250,000	238,432

			13,062,573

Electric — 3.06%
Calpine CCFC I Term Loan
11.40%	08/26/09[6]	10,505,336	11,129,090
Cedar Brakes I LLC
8.50%	02/15/14[5]	7,828,164	8,552,786
FPL Energy American Wind LLC
6.64%	06/20/23[5]	413,000	427,297
FPL Energy National Wind
5.61%	03/10/24[5]	9,776,164	9,608,904
GWF Energy LLC
6.13%	12/30/11[5]	4,561,884	4,425,319
Indianapolis Power & Light Co.
8.00%	10/15/06	964,000	964,675
Potomac Electric Power Co.
5.88%	10/15/08	125,000	126,216
Power Contract Financing LLC
6.26%	02/01/10[5]	4,614,289	4,652,440
Swepco Capital Trust I
5.25%	10/01/43[4]	14,325,000	14,238,549
Windsor Financing LLC
5.88%	07/15/17[5]	4,126,835	4,100,052

			58,225,328

Finance — 1.65%
Goldman Sachs Group, Inc.
5.35%	01/15/16	4,523,000	4,447,523
Lehman Brothers Holdings, Inc. (MTN)
5.75%	07/18/11	8,500,000	8,667,476
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[4]	5,951,000	5,562,400
14.50%	06/20/16[4]	9,679,000	9,727,395
Pemex Finance Ltd.
8.88%	11/15/10	375,000	403,791
Residential Capital Corp.
7.34%	04/17/09[4,5]	2,500,000	2,512,985

			31,321,570

Insurance — 4.38%
Arch Capital Group Ltd.
7.35%	05/01/34	100,000	110,953
Fairfax Financial Holdings Ltd.
7.75%	04/26/12	9,055,000	8,466,425
Farmers Exchange Capital
7.05%	07/15/28[5]	3,926,000	4,035,202
7.20%	07/15/48[5]	1,392,000	1,420,830
Farmers Insurance Exchange
8.63%	05/01/24[5]	12,127,000	14,402,146
Nationwide Mutual Insurance Co.
6.60%	04/15/34[5]	14,619,000	14,444,946
Swiss Re Capital I LP
6.85%	05/29/49[4,5]	15,745,000	16,220,090
TIG Capital Trust I
8.60%	01/15/27[5]	1,840,000	1,416,800
ZFS Finance USA Trust II
6.45%	12/15/65[4,5]	9,715,000	9,625,671
Zurich Capital Trust I
8.38%	06/01/37[5]	12,516,000	13,172,815

			83,315,878

Real Estate Investment Trust (REIT) — 1.59%
Colonial Realty LP
4.75%	02/01/10	176,000	171,586
Duke Realty LP
5.65%	12/22/06[4]	570,000	570,134
Equity One, Inc.
3.88%	04/15/09	270,000	259,536
First Industrial LP
7.60%	07/15/28	5,000,000	5,487,350

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Properties, Inc.
7.00%	12/01/06	$3,900,000	$3,907,141
7.50%	04/15/18	8,029,000	8,874,911
Shurgard Storage Centers, Inc.
7.75%	02/22/11	7,200,000	7,795,714
United Dominion Realty Trust, Inc.
6.05%	06/01/13	3,100,000	3,153,103

			30,219,475

Secured Assets — 0.46%
Ingress I Ltd.
7.38%	03/30/40†,5	9,745,000	8,961,900

Transportation — 3.42%
Air 2 US A
8.03%	10/01/20[5]	11,328,080	11,391,800
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12	107,054	110,077
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16	2,456,305	2,457,840
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19	3,362,295	3,463,185
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08	862,052	859,901
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20	459,842	468,081
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21	10,829,803	11,488,564
Continental Airlines, Inc. 2000-1 A2
7.92%	11/01/11	2,000,000	2,103,690
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11[7,8]	841,189	842,724
Delta Air Lines, Inc. 2000-1 A2
7.57%	05/18/12[7,8]	3,385,000	3,391,347
Northwest Air Dip
7.90%	08/21/08[6]	7,000,000	7,017,500
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23[7,8]	164,631	163,705
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12	7,276,805	7,385,957
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14	10,972,432	10,966,123
United AirLines, Inc. Strip
9.08%	02/01/12[6]	2,985,000	3,031,951

			65,142,445

Total Corporates (Cost $394,209,727)			405,646,068

MORTGAGE-BACKED — 34.36%**
Commercial Mortgage-Backed — 3.45%
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36	18,000,000	17,990,622
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.59%	01/25/26†,4,5,9	207,841	262
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.75%	05/15/35[4,9]	227,779,621	3,712,443
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38	27,150,000	27,796,129
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26	15,155,000	16,177,226

			65,676,682

Non-Agency Mortgage-Backed — 17.89%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35[4]	23,911,862	23,628,028
Banc of America Mortgage Securities 2003-1 2A4
5.00%	02/25/18	205,571	200,945
Banc of America Mortgage Securities 2005-I 4A1
5.28%	10/25/35[4]	15,271,311	15,001,391
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10†,5,9	4,022,285	1,187,152
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33	25,000,000	25,404,735
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	1,015,000	1,008,881
BHN I Mortgage Fund 1997-2 A1
6.61%	05/31/17†,4,5,8,9	2,822,081	705,549
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17†,5,8,9	5,097,524	1,274,755
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11†,5,9	2,392,491	726,120
BlackRock Capital Finance LP 1997-R2 AP
7.43%	12/25/35[4,5]	6,535	6,539
Chase Mortgage Finance Corp. 2005-A1 1A1
5.42%	12/25/35[4]	17,471,163	17,263,780
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34†,4,5	19,094,440	17,844,491
Commercial Mortgage Acceptance Corp. 1998-C2 A3
6.04%	09/15/30	13,425,000	13,575,630
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/35†,9,10	36,110,033	911,961

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-27 2A1
5.91%	08/25/35†,4	$16,028,264	$16,096,971
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[9,10]	61,692,127	2,327,582
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[9]	83,546,991	4,221,964
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46†,5	4,727,765	4,667,824
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.11%	08/25/34[4]	15,067,330	14,777,516
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.17%	09/20/35[4]	16,354,530	15,991,786
Credit Suisse Mortgage Capital Certificate 2006-C1 A3
5.71%	02/15/39[4]	10,205,000	10,368,872
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12[5]	3,299,642	3,229,910
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35	34,500,000	33,881,943
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[9,10]	46,248,794	1,018,919
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[4,9]	55,739,683	1,532,841
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[9,10]	30,962,948	759,560
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.73%	08/25/34[4]	191,862	192,483
JPMorgan Mortgage Trust 2003-A2 2A3
4.69%	11/25/33[4]	305,000	293,372
JPMorgan Mortgage Trust 2004-A5 4A4
4.84%	12/25/34[4]	400,000	391,892
JPMorgan Mortgage Trust 2006-A3 3A4
5.76%	05/25/36†,4	23,500,000	23,763,473
MASTR Seasoned Securities Trust 2004-1 4A1
5.17%	10/25/32[4]	250,316	251,272
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32	9,755,865	9,892,251
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	5,749,127	6,097,365
Ocwen Residential MBS Corp. 1998-R2 AP
8.36%	11/25/34†,4,5	64,083	51,334
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36	15,696,149	15,097,257
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31	140,769	142,381
Ryland Mortgage Securities Corp. 1994-5 M3
5.72%	10/25/23†,4	499,884	497,080
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30	17,849	17,791
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31[4]	5,901	5,882
Structured Asset Securities Corp. 2002-8A 6A
6.71%	05/25/32[4]	2,730	2,725
Structured Mortgage Asset Residential Trust 1991-7 I
18.92%	12/25/22 †,4,9,11	6,670	1,346
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35	30,000,000	29,415,750
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18	241,192	235,614
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.77%	06/25/34[4]	445,000	424,859
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36	26,902,530	26,229,980

			340,619,752

U.S. Agency Mortgage-Backed — 13.02%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19	9,970	10,043
Fannie Mae 1989-27 Y
6.90%	06/25/19	2,448	2,488
Fannie Mae 1992-123 Z
7.50%	07/25/22	8,698	9,163
Fannie Mae 1992-83 Z
7.00%	06/25/22	56,462	57,196
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22[10]	495,452	410,008
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23[4]	1,642,399	34,773
Fannie Mae 1993-29 PK
7.00%	03/25/23	202,000	209,977
Fannie Mae 1994-55 H
7.00%	03/25/24	130,000	136,390
Fannie Mae 1997-34 SA
23.15%	10/25/23[4]	48,190	73,722

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 1997-44 SB (IO)
2.82%	06/25/08[4]	$216,844	$4,883
Fannie Mae 2003-52 SV
5.21%	05/25/31[4]	7,188,235	7,081,641
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28	8,333,854	760,128
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26	11,039,057	649,706
Fannie Mae 2006-80 PG
6.00%	06/25/35	23,300,000	23,493,767
Fannie Mae G92-36 Z
7.00%	07/25/22	1,718	1,785
Fannie Mae Pool 233672
6.74%	09/01/23[4]	34,961	35,679
Fannie Mae Pool 254232
6.50%	03/01/22	112,720	115,690
Fannie Mae Pool 308798
6.50%	04/01/25[4]	15,818	16,012
Fannie Mae Pool 312155
6.17%	03/01/25[4]	35,053	35,568
Fannie Mae Pool 545191
7.00%	09/01/31	78,863	81,002
Fannie Mae Pool 633698
7.50%	02/01/31	21,912	22,972
Fannie Mae Pool 655928
7.00%	08/01/32	183,642	189,988
Fannie Mae Pool 725257
5.50%	02/01/34	17,630,550	17,424,119
Fannie Mae Pool 735575
5.50%	12/01/18	14,202,321	14,247,261
Fannie Mae Pool 735883
6.00%	03/01/33	16,670,551	16,887,403
Fannie Mae Pool 765387
6.00%	08/01/34	261,605	264,069
Fannie Mae Pool 817611
5.36%	11/01/35[4]	11,609,394	11,455,820
Fannie Mae Pool 896464
5.83%	07/01/36[4]	22,940,534	22,966,299
Freddie Mac 1004 H
7.95%	10/15/20	2,202	2,199
Freddie Mac 1073 G
7.00%	05/15/21	6,453	6,446
Freddie Mac 1164 O
7.16%	11/15/06[4,11]	1,675	27
Freddie Mac 1515 SA
8.61%	05/15/08[4]	53,103	53,533
Freddie Mac 165 K
6.50%	09/15/21	1,373	1,369
Freddie Mac 1980 Z
7.00%	07/15/27	820,242	847,311
Freddie Mac 2098 TZ
6.00%	01/15/28	724,000	726,880
Freddie Mac 2209 TC
8.00%	01/15/30	250,706	266,257
Freddie Mac 2627 NI (IO)
5.00%	04/15/29	11,378,724	1,060,900
Freddie Mac 2642 BW (IO)
5.00%	06/15/23	192,731	37,858
Freddie Mac Gold A24156
6.50%	10/01/31	4,600,959	4,707,012
Freddie Mac Gold C46104
6.50%	09/01/29	185,578	190,276
Freddie Mac Gold C55789
7.50%	10/01/27	68,738	71,520
Freddie Mac Gold C90573
6.50%	08/01/22	863,596	886,652
Freddie Mac Gold G01601
4.00%	09/01/33	249,381	226,740
Freddie Mac Gold G01611
4.00%	09/01/33	91,751	83,420
Freddie Mac Gold G01673
5.50%	04/01/34	4,037,549	3,999,631
Freddie Mac Gold G02366
6.50%	10/01/36	30,720,000	31,303,283
Freddie Mac Gold G11707
6.00%	03/01/20	11,261,191	11,427,075
Freddie Mac Gold P50019
7.00%	07/01/24†	1,289,376	1,317,916
Freddie Mac Pool 781415
3.26%	04/01/34[4]	13,979,639	13,885,134
Freddie Mac Pool 781469
3.13%	04/01/34[4]	10,484,277	10,387,368
Freddie Mac Pool 847288
3.14%	05/01/34[4]	18,260,559	18,095,147
Ginnie Mae 2000-22 SG (IO)
5.47%	05/16/30[4]	4,219,639	448,808
Ginnie Mae 2002-69 SB (IO)
1.32%	06/20/28[4]	917,982	3,884
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	6,103,604	851,574
Ginnie Mae 2003-86 ZK
5.00%	10/20/33	17,581,123	15,704,866
Ginnie Mae 2005-78 ZA
5.00%	10/16/35	16,330,084	14,494,386
Ginnie Mae II Pool 81018
5.00%	08/20/34[4]	154,965	156,220

			247,921,244

Total Mortgage-Backed (Cost $663,176,216)			654,217,678

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES — 0.65%
Foreign Sovereign — 0.65%
Indonesia Government Aid Bond
9.30%	07/01/20	$10,255,000	$12,456,174

Total U.S. Agency Securities (Cost $13,397,451)			12,456,174

U.S. TREASURY SECURITIES — 24.12%
U.S Principal Strip — 4.51%
U.S. Principal Strip
4.37%[12]	08/15/09	97,985,000	85,973,117

U.S. Treasury Bonds — 3.00%
U.S. Treasury Bonds
4.50%	02/15/36	42,093,000	40,346,814
8.13%	08/15/19	12,685,000	16,732,314

			57,079,128

U.S. Treasury Notes — 16.61%
U.S. Treasury Notes
4.25%	11/15/14	123,180,000	120,167,880
4.88%	04/30/11	80,597,000	81,519,513
4.88%	02/15/12	112,928,000	114,538,127

			316,225,520

Total U.S. Treasury Securities (Cost $453,683,939)			459,277,765

		Shares
PREFERRED STOCK — 0.27%
Finance — 0.27%
Woodbourne Pass-Through Trust
6.45%	12/31/49[4,5]	50	5,032,815

Total Preferred Stock (Cost $5,000,000)			5,032,815

		Principal Amount
SHORT TERM INVESTMENTS — 11.29%
Commercial Paper — 8.85%
Alcoa, Inc.
5.28%[12]	11/01/06	$17,665,000	17,587,274
5.28%[12]	11/02/06	17,000,000	16,922,707
Chariot Funding LLC
5.25%[12]	10/05/06	36,000,000	35,984,251
DaimlerChrysler NA Holding Corp.
5.36%[12]	10/27/06	19,110,000	19,038,868
National Rural Utilities Cooperative Finance Corp.
5.25%[12]	10/05/06	18,850,000	18,841,753
5.26%[12]	10/25/06	17,115,000	17,057,593
Park Avenue Receivables Corp.
5.25%[12]	10/04/06	5,375,000	5,373,432
Preferred Receivables Funding Corp.
5.26%[12]	10/27/06	37,835,000	37,696,797

			168,502,675

Money Market Fund — 2.37%
JPMorgan Prime Money Market Fund		45,114,183	45,114,183

U.S. Treasury Bills — 0.07%
U.S. Treasury Bills
4.65%[12]	10/19/06[13]	1,119,000	1,116,559
4.86%[12]	10/19/06[13]	95,000	94,782
4.89%[12]	10/19/06[13]	50,000	49,885

			1,261,226

Total Short Term Investments (Cost $ 214,878,084)			214,878,084

Total Investments – 100.89% (Cost $ 1,915,414,522)[1]			1,920,805,722

Liabilities in Excess of Other Assets – (0.89)%			(17,026,961)

NET ASSETS – 100.00%			$1,903,778,761

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
2,965	Euro Ninety Day, December 2007	$(864,163)

	Net unrealized (depreciation)	$(864,163)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
2,965	Euro Ninety Day, December 2006	$328,062
1,984	U.S. Treasury Two Year Note, December 2006	1,092,299
759	U.S. Treasury Five Year Note, December 2006	573,104

	Net unrealized appreciation	$1,993,465

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.875% due 08/01/11 Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	$6,500	$5,284

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG, 0.40% due 12/20/11 Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	$35,000	$(12,371)

Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.33% due 01/25/34. Counterparty: Citigroup Inc.

	01/25/34	1,676	(19,176)

Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.73% due 04/25/34. Counterparty: Citigroup Inc.

	04/25/34	1,006	(11,114)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.33% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	1,006	(15,063)

Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.58% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	1,006	(13,683)

Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.28% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	1,006	(12,861)

Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.48% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	1,676	(23,535)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.48% due 07/25/34. Counterparty: Citigroup Inc.

	07/25/34	1,006	(13,536)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.28% due 08/25/34. Counterparty: Citigroup Inc.

	08/25/34	1,006	(15,346)

Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.28% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	1,006	(11,495)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.61% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	1,006	(14,627)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.03% due 12/25/34. Counterparty: Citigroup Inc.

	11/25/34	1,006	(15,309)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.18% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	1,006	(14,357)

Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.83% due 12/25/34. Counterparty: Citigroup Inc.

	12/25/34	1,006	(22,919)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.03% due 01/25/35. Counterparty: Citigroup Inc.

	01/25/35	1,006	(14,450)

Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.03% due 02/25/35. Counterparty: Citigroup Inc.

	02/25/35	1,676	(24,631)

Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.66% due 03/25/35. Counterparty: Citigroup Inc.

	03/25/35	1,006	(16,989)

Net unrealized (depreciation)			$(266,178)

Notes:

[1]	Cost for Federal income tax purposes is $1,918,101,947 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$31,769,724
Gross unrealized depreciation	(29,065,949)

Net unrealized appreciation	$2,703,775

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $ 286,253,010 representing 15.04% of total net assets.
[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 11.40%, 08/26/09	$10,905,623	$11,129,090	0.58%
06/30/06	Cebridge 2nd Lien PIK, 11.49%, 05/05/14	9,090,800	8,674,141	0.46%
05/16/06	General Motors Corp. Strip, 0.40%, 07/20/11	2,073,864	1,998,274	0.10%
06/13/06	General Motors Corp. Strip II, 0.50%, 07/20/11	2,292,000	2,247,499	0.12%
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	7,000,000	7,017,500	0.37%
05/17/06	United AirLines, Inc. Strip, 9.08%, 02/01/12	3,027,547	3,031,951	0.16%

		$34,389,834	$34,098,455	1.79%

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Illiquid security.
[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[9]	IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral with a value of $2,259,152 on 2,965 short Euro futures contracts, 2,965 long Euro futures contracts, 1,984 long U.S. Treasury Two Year Note, and 759 long U.S. Treasury Five Year Note futures contracts.
†	Fair valued security. The aggregate value of fair valued securities is $162,171,280 which is 8.52% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(STEP): Step coupon bond.

(TBA): To be announced

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.39%**
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11†,4	$247,560	$252,394

Total Asset-Backed Securities (Cost $ 244,396)			252,394

CORPORATES — 87.60%*
Automotive — 9.77%
Cooper Standard TLD
8.00%	12/23/11[5]	744,375	747,259
Ford Motor Credit Co.
7.00%	10/01/13	900,000	836,175
7.38%	10/28/09	725,000	705,031
9.96%	04/15/12[6]	550,000	576,259
General Motors Corp.
7.70%	04/15/16	126,000	110,408
8.25%	07/15/23	384,000	334,560
General Motors Corp. Strip II
0.50%	07/20/11[5]	800,000	749,166
GMAC LLC
7.60%	12/01/14[6]	250,000	251,082
8.00%	11/01/31	1,510,000	1,583,193
Metaldyne Corp.
10.00%	11/01/13	350,000	355,250
Tenneco, Inc.
8.63%	11/15/14	225,000	223,312

			6,471,695

Banking — 1.06%
CS First Boston/London
9.65%	03/24/10[4,6]	584,000	530,564
9.65%	03/24/10[4,6]	189,000	171,706

			702,270

Basic Industry — 12.21%
AK Steel Corp.
7.88%	02/15/09	450,000	450,562
Arch Western Finance LLC
6.75%	07/01/13	375,000	361,875
Equistar Chemicals LP/Equistar Funding Corp.
10.63%	05/01/11	1,025,000	1,104,438
Freeport-McMoRan Copper & Gold, Inc.
10.13%	02/01/10	700,000	745,500
Georgia Pacific Term Loan C
8.39%	12/23/12[5]	500,000	505,208
Hexion US Finance Corp./Nova Scotia Finance ULC
10.26%	07/15/10[6]	627,000	642,675
Huntsman LLC
11.50%	07/15/12	325,000	371,312
Ispat Inland ULC
9.75%	04/01/14	325,000	366,527
Murray Bank Loan 2nd Lien
13.90%	01/31/11[5,7]	1,209,747	1,282,332
Nalco Co.
7.75%	11/15/11	430,000	440,750
PolyOne Corp.
10.63%	05/15/10	550,000	594,000
Steel Dynamics, Inc.
9.50%	03/15/09	100,000	103,625
9.50%	03/15/09	575,000	594,406
UCAR Finance, Inc.
10.25%	02/15/12[8]	495,000	522,225

			8,085,435

Capital Goods — 3.30%
Ainsworth Lumber Co. Ltd.
9.12%	10/01/10[6]	300,000	249,000
L-3 Communications Corp.
5.88%	01/15/15	550,000	525,250
6.38%	10/15/15	375,000	366,562
Packaging Dynamics Finance Corp.
10.00%	05/01/16[4]	275,000	279,125
United Rentals North America, Inc.
6.50%	02/15/12	200,000	194,000
7.75%	11/15/13	575,000	569,250

			2,183,187

Communications — 14.13%
AirGate PCS, Inc.
9.26%	10/15/11[6]	350,000	359,625
American Cellular Corp.
10.00%	08/01/11	525,000	552,562
American Cellular Corp. Strip
0.75%	08/08/13[5]	250,000	251,562
American Cellular Corp. Term Strip
7.58%	08/08/13[5]	250,000	251,562
CCO Holdings LLC/CCO Holdings Capital Corp.
9.52%	12/15/10[6]	250,000	256,875
Cebridge 2nd Lien PIK
11.49%	05/05/14[5]	1,010,089	963,793
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13	610,000	651,175
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25%	09/15/10	700,000	717,500
Dex Media West LLC/Dex Media Finance Co.
9.88%	08/15/13	325,000	352,625
Intelsat Subsidiary Holding Co. Ltd.
8.63%	01/15/15	150,000	154,125
Level 3 Financing, Inc.
10.75%	10/15/11	450,000	473,062

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc. Bank Loan
8.39%	12/01/11[5,6]	$500,000	$504,896
Nextel Communications, Inc.
6.88%	10/31/13	260,000	264,946
Qwest Communications International, Inc.
8.91%	02/15/09[6]	300,000	307,125
Qwest Corp.
7.50%	10/01/14[4]	800,000	830,000
8.88%	03/15/12	200,000	219,250
Rogers Wireless, Inc.
8.52%	12/15/10[6]	620,000	632,400
US LEC Corp.
13.62%	10/01/09[6]	225,000	240,188
Wide Open West Loan
10.40%	04/28/13[5]	500,000	500,491
Windstream Corp.
8.63%	08/01/16[4]	150,000	161,250
Zeus Special Subsidiary Ltd. (STEP)
0.00%	02/01/15[4]	975,000	711,750

			9,356,762

Consumer Products — 2.51%
Riddell Bell Holdings, Inc.
8.38%	10/01/12	475,000	467,875
Steinway Musical Instruments
7.00%	03/01/14[4]	635,000	625,475
Visant Corp.
7.63%	10/01/12	325,000	328,250
Visant Holding Corp. (STEP)
0.00%	12/01/13	290,000	240,700

			1,662,300

Electric — 5.09%
Aquila, Inc.
8.00%	03/01/23	900,000	919,125
Calpine CCFC I Term Loan
11.40%	08/26/09[5]	749,387	793,882
Edison Mission Energy
7.73%	06/15/09	25,000	25,812
KGEN Partners LLC Term Loan
8.12%	08/15/11[5]	487,525	489,963
Midwest Generation LLC
8.75%	05/01/34	559,000	599,528
Mission Energy Holding Co.
13.50%	07/15/08	300,000	336,375
TECO Energy, Inc.
7.49%	05/01/10[6]	200,000	206,000

			3,370,685

Energy — 12.07%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14[4]	650,000	654,875
Charparral Energy, Inc.
8.50%	12/01/15	500,000	498,750
Chesapeake Energy Corp.
7.00%	08/15/14	630,000	626,062
7.50%	06/15/14	150,000	152,438
7.75%	01/15/15	75,000	76,875
Denbury Resources, Inc.
7.50%	12/15/15	375,000	376,875
Hanover Equipment Trust
8.75%	09/01/11	870,000	909,150
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%	09/01/10[4]	1,287,000	1,391,569
Mariner Energy, Inc.
7.50%	04/15/13[4]	275,000	264,000
NRG Energy, Inc. Strip
7.33%	02/01/13[5]	498,750	501,332
Parker Drilling Co.
9.63%	10/01/13	25,000	27,375
10.15%	09/01/10[6]	469,000	481,311
Pogo Producing Co.
7.88%	05/01/13[4]	250,000	255,938
8.25%	04/15/11	250,000	257,188
Pride International, Inc.
7.38%	07/15/14	325,000	336,375
Range Resources Corp.
7.50%	05/15/16	175,000	176,750
Venoco, Inc. 2nd Lien Term Loan
10.00%	04/26/11[5]	1,000,000	1,006,875

			7,993,738

Entertainment — 1.38%
Intrawest Corp.
7.50%	10/15/13	850,000	916,938

Finance — 1.79%
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[6]	294,000	274,802
LSP Gen Finance 2nd Lien Loan
8.87%	04/13/14[5]	500,000	506,042
Residential Capital Corp.
7.34%	04/17/09[4,6]	400,000	402,078

			1,182,922

Food — 0.85%
Del Monte Corp.
6.75%	02/15/15	162,500	157,625
Dole Food Co., Inc.
8.88%	03/15/11	425,000	409,062

			566,687

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Gaming — 4.85%
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp.
10.75%	04/15/14[4]	$475,000	$433,438
Herbst Gaming, Inc.
8.13%	06/01/12	575,000	590,094
Majestic Star Casino LLC/Majestic Star Casino Capital Corp.
9.50%	10/15/10	325,000	333,938
Penn National Gaming, Inc.
6.75%	03/01/15	340,000	332,775
Pinnacle Entertainment, Inc.
8.25%	03/15/12	625,000	635,938
Station Casinos, Inc.
7.75%	08/15/16	125,000	130,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14	775,000	755,625

			3,212,120

Health Care — 2.85%
Accellent, Inc.
10.50%	12/01/13	375,000	391,875
Extendicare Health Services, Inc.
9.50%	07/01/10	100,000	105,375
Fisher Scientific International, Inc.
6.13%	07/01/15	275,000	274,312
HCA, Inc.
6.50%	02/15/16	200,000	161,000
6.95%	05/01/12	175,000	153,781
Healthsouth Corp.
10.75%	06/15/16[4]	450,000	461,812
Tenet Healthcare Corp.
9.25%	02/01/15	350,000	338,625

			1,886,780

Natural Gas — 3.99%
El Paso Corp.
7.63%	08/16/07	50,000	50,875
7.63%	09/01/08[4]	50,000	51,438
El Paso Production Holding Co.
7.75%	06/01/13	900,000	924,750
Sonat, Inc.
7.63%	07/15/11	225,000	231,750
Stone Energy Corp.
8.25%	12/15/11	375,000	381,562
Targa Resources, Inc. Term Loan
7.62%	10/05/07[5]	1,000,000	1,005,179

			2,645,554

Retail — 0.68%
Neiman Marcus Term Loan B
7.77%	03/13/13[5]	449,367	452,907

Services — 2.02%
Corrections Corp. of America
6.25%	03/15/13	350,000	344,750
7.50%	05/01/11	150,000	154,125
Service Corp. International/US
6.50%	03/15/08	500,000	502,500
TDS Investor Corp.
11.88%	09/01/16[4]	350,000	337,750

			1,339,125

Technology — 1.56%
Amkor Technology, Inc. 2nd Lien
9.90%	10/27/10[5]	1,000,000	1,033,125

Textile — 0.51%
Levi Strauss & Co.
10.26%	04/01/12[6]	325,000	336,375

Transportation — 5.23%
Air 2 US A
8.03%	10/01/20[4]	217,413	218,636
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16	866,560	867,102
Delta Air Lines, Inc. 2000-1 A2
7.57%	05/18/12[9,10]	185,000	185,347
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13[9,10]	421,000	421,769
Northwest Air Dip
7.90%	08/21/08[5]	500,000	501,250
United AirLines, Inc. Strip
9.08%	02/01/12[5]	1,248,750	1,268,392

			3,462,496

Waste Management — 1.75%
Allied Waste North America, Inc. B
8.50%	12/01/08	1,100,000	1,157,750

Total Corporates (Cost $57,838,632)			58,018,851

MORTGAGE-BACKED — 3.90%**
Non-Agency Mortgage-Backed — 3.68%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11†,4,7	1,152,383	349,748
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/35†,7,11	1,497,051	37,808
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.79%	07/20/46[7,11]	12,725,668	687,071

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[7,11]	$1,967,244	$43,341
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[6,7]	2,390,331	65,734
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35[6,7]	10,842,810	128,758
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
1.99%	05/19/47[6,7]	7,111,310	340,009
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[7,11]	1,322,700	32,448
Washington Mutual, Inc. 2006-AR5 X (IO)
0.31%	06/25/46[7]	24,912,990	249,778
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.24%	08/25/46[7,11]	51,000,000	499,800

			2,434,495

U.S. Agency Mortgage-Backed — 0.22%
Fannie Mae 1993-225 SG
4.90%	12/25/13[6]	123,884	128,374
Freddie Mac 2696 NI (IO)
5.50%	03/15/23	419,071	4,267
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	107,877	15,051

			147,692

Total Mortgage-Backed (Cost $3,319,236)			2,582,187

		Contracts
PUT OPTIONS PURCHASED — 0.01%
Automotive — 0.01%
General Motors Corp., Put Strike $20, expires 01/20/07
		$212	6,360

Total Put Options Purchased
(Cost $138,436)
		Principal Amount
SHORT TERM INVESTMENTS — 8.00%
Commercial Paper — 6.12%
Alcoa, Inc.
5.28%[12]	10/16/06	$670,000	668,624
DaimlerChrysler NA Holding Corp.
5.36%[12]	10/06/06	585,000	584,652
Park Avenue Receivables Corp.
5.26%[12]	10/27/06	985,000	981,402
Preferred Receivables Funding Corp.
5.26%[12]	10/27/06	510,000	508,137
Ranger Funding Co. LLC
5.26%[12]	10/10/06	1,315,000	1,313,463

			4,056,278

Money Market Fund — 1.87%
JPMorgan Prime Money Market Fund		1,236,000	1,236,000

U.S. Agency Discount Notes — 0.00%
Fannie Mae
5.13%[12]	10/18/06	4,000	3,991

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
4.65%[12]	10/19/06[8]	5,000	4,989

Total Short Term Investments (Cost $5,301,258)			5,301,258

Total Investments – 99.90% (Cost $66,841,958)[1]			66,161,050

Cash and Other Assets, Less
Liabilities – 0.10%			66,833

Net Assets – 100.00%			$66,227,883

Contracts		Unrealized Appreciation
	FUTURES CONTRACTS: LONG POSITIONS
2	U.S. Treasury Two Year Note, December 2006	$1,383

	Net unrealized appreciation	$1,383

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation
SWAPS: INTEREST RATE
Pay 3 month LIBOR and the Fund will receive a fixed rate equal to 5.415% from the counterparty. Counterparty: Citigroup Inc.
	05/17/08	$19,715	$344,479

Net unrealized appreciation			$344,479

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 6, 1.90% due 06/20/11. Counterparty : Bear Stearns & Co., Inc.

	06/20/11	$1,000	$(884)

Pay a fixed rate equal to 0.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11 Counterparty: Lehman Brothers Holdings, Inc.

	08/01/11	1,000	671

Pay a fixed rate equal to 0.66% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the VZ, 7.25% due 09/20/11. Counterparty: Lehman Brothers Holdings, Inc.

	09/20/11	1,000	(784)

Pay a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7, 3.25% due 12/20/11. Counterparty : Deutsche Bank

	12/20/11	1,000	(1,073)

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG HVOL, 0.75% due 12/20/11. Counterparty : JPMorgan & Co.

	12/20/11	1,000	(1,585)

Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.33% due 01/25/34. Counterparty: Citigroup Inc.

	01/25/34	69	(784)

Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.73% due 04/25/34. Counterparty: Citigroup Inc.

	04/25/34	41	(455)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.33% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	41	(616)

Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.58% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	41	(560)

Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.28% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	41	(526)

Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.48% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	69	(962)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.48% due 07/25/34. Counterparty: Citigroup Inc.

	07/25/34	41	(553)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.28% due 08/25/34. Counterparty: Citigroup Inc.

	08/25/34	41	(627)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.18% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	41	(587)

Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.28% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	41	(470)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.61% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	41	(598)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.03% due 12/25/34. Counterparty: Citigroup Inc.

	11/25/34	41	(626)

Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.83% due 12/25/34. Counterparty: Citigroup Inc.

	12/25/34	41	(937)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.03% due 01/25/35. Counterparty: Citigroup Inc.

	01/25/35	41	(591)

Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.03% due 02/25/35. Counterparty: Citigroup Inc.

	02/25/35	69	(1,007)

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)

Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.66% due 03/25/35. Counterparty: Citigroup Inc.

	03/25/35	$41	$(695)

Net unrealized depreciation			$(14,249)

Notes:

[1]	Cost for Federal income tax purposes is $66,846,705 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$846,433
Gross unrealized depreciation	(1,532,088)

Net unrealized (depreciation)	$(685,655)

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $ 8,383,546 representing 12.66% of total net assets.
[3]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/08/06	American Cellular Corp. Strip, 0.75%, 08/08/13	$250,000	$251,562	0.38%
08/08/06	American Cellular Corp. Term Strip, 7.58%, 08/08/13	250,000	251,562	0.38%
02/17/05	Amkor Technology, Inc. 2nd Lien, 9.90%, 10/27/10	1,031,453	1,033,125	1.55%
08/07/03	Calpine CCFC I Term Loan, 11.40%, 08/26/09	779,819	793,882	1.20%
06/30/06	Cebridge 2nd Lien PIK, 11.49%, 05/05/14	1,010,089	963,793	1.46%
03/14/06	Cooper Standard TLD, 8.00%, 12/23/11	750,026	747,259	1.13%
05/03/06	General Motors Corp. Strip II, 0.50%, 07/20/11	782,000	749,166	1.13%
02/13/06	Georgia Pacific Term Loan C, 8.39%, 12/23/12	500,000	505,208	0.76%
03/14/05	KGEN Partners LLC Term Loan, 8.12%, 08/15/11	487,525	489,963	0.74%
11/17/04	Level 3 Financing, Inc. Bank Loan, 8.39%, 12/01/11	500,000	504,896	0.76%
04/26/06	LSP Gen Finance 2nd Lien Loan, 8.87%, 04/13/14	508,992	506,042	0.76%
02/03/05	Murray Bank Loan 2nd Lien, 13.90%, 01/31/11	1,246,461	1,282,332	1.94%
10/14/05	Neiman Marcus Term Loan B, 7.77%, 03/13/13	452,326	452,907	0.68%
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	500,000	501,250	0.76%
06/29/06	NRG Energy, Inc. Strip, 7.33%, 02/01/13	500,558	501,332	0.76%
10/31/05	Targa Resources, Inc. Term Loan, 7.62%, 10/05/07	1,000,000	1,005,179	1.52%
05/17/06	United AirLines, Inc. Strip, 9.08%, 02/01/12	1,268,430	1,268,392	1.92%
04/26/06	Venoco, Inc. 2nd Lien Term Loan, 10.00%, 04/26/11	1,006,946	1,006,875	1.52%
04/28/06	Wide Open West Loan, 10.40%, 04/28/13	500,000	500,491	0.76%

		$13,324,625	$13,315,216	20.11%

[4]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[5]	Illiquid security.
[6]	Securities, or a portion there of, pledged as collateral with a value of $84,114 on 2 Long U.S. Treasury Bond Futures and 212 General Motors Corp. Put Option Contracts.
[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[10]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $639,950 which is 0.97% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 42.46%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32	$496,733	$501,463
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33	39,235	38,857
Asset Backed Funding Corp. NIM Trust 2005-WMC1 N1
5.90%	07/26/35[2]	453,681	453,400
Conseco Finance 2002-C BF1
8.00%	06/15/32	3,763,000	3,793,942
Conseco Finance 2002-C BF2
8.00%	06/15/322,†	1,319,284	1,320,728
Conseco Finance Securitizations Corp. 2001-1 AIO (IO)
2.50%	07/01/323,†	856,000	5,328
Conseco Finance Securitizations Corp. 2001-4 AIO (IO)
2.50%	09/01/333,†	707,500	14,256
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	294,646	301,745
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/333,†	245,051	48,621
Countrywide Asset-Backed Certificates 2006-12N N
7.25%	07/25/372,†	874,006	875,395
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27	166,170	167,251
Finance America Mortgage Loan Trust 2004-1 2A2
5.82%	06/25/34[4]	521,109	521,436
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
5.87%	10/25/34[4]	4,000,000	4,055,685
First Franklin NIM Trust 2005-FFH4 N2
7.39%	12/25/352,†	1,500,000	1,488,984
Green Tree Financial Corp. 1996-10 M1
7.24%	11/15/28	2,700,000	2,557,370
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	107,172	111,395
Green Tree Financial Corp. 1998-2 A6
6.81%	12/01/27[5]	1,341,707	1,385,010
Green Tree Financial Corp. 1998-4 A5
6.18%	04/01/30	2,766,764	2,707,009
Green Tree Financial Corp. 1998-4 A7
6.87%	04/01/30	1,164,588	1,171,473
Green Tree Financial Corp. 1998-6 A6
6.27%	06/01/30	2,186	2,187
Green Tree Financial Corp. 1998-6 A8
6.66%	06/01/30	1,500,000	1,457,838
Green Tree Financial Corp. 1999-1 A5
6.11%	09/01/23	70,431	70,985
Green Tree Financial Corp. 1999-5 A4
7.33%	03/01/30	23,996	24,079
Green Tree Financial Corp. 1999-5 A5
7.86%	03/01/30	202,000	179,235
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20	230,510	229,569
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25	408,192	408,759
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21	62,018	61,101
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS
7.65%	10/15/17	55,733	54,036
GSR Mortgage Loan Trust 2005-HEL1 B1
8.33%	11/25/304,†	2,491,000	2,080,063
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
5.68%	09/20/33[4]	1,314,955	1,320,046
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28	1,411,817	1,359,396
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28	697,102	676,031
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28†	347,661	322,280
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28†	1,241,648	1,173,543
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11	353,907	343,352
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	753,368	734,383
MASTR ABS NIM Trust 2005-CI12 N1
6.50%	10/26/352,†	673,993	672,608
MASTR ABS NIM Trust 2006-CI13 N1
7.00%	12/25/352,†	1,931,680	1,931,846
MASTR ABS NIM Trust 2006-CI14 N1
6.00%	07/26/35[2]	1,187,975	1,185,605
MASTR ABS NIM Trust 2006-CI14 N2
8.00%	07/26/352,†	1,337,000	1,333,910
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
5.91%	08/25/35[4]	4,000,000	4,059,218
Mid-State Trust 11 B
8.22%	07/15/38	24,025	24,485
Mid-State Trust 2004-1 B
8.90%	08/15/37	1,956,405	1,979,476
Mid-State Trust 6 A4
7.79%	07/01/35	79,297	82,170

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I 2004-HE5 A4
5.86%	06/25/34[4]	$1,319,267	$1,322,304
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO)
10.00%	01/25/362,4,†	11,600,000	1,066,018
Oakwood Mortgage Investors Inc. 1999-A A2
5.89%	04/15/29	426,035	405,176
Oakwood Mortgage Investors Inc. 2002-A AIO (IO)
6.00%	02/15/103,†	283,525	41,124
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28	7,495	7,446
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17	419,612	419,474
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	240,570	174,225
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	14,331	10,867
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	842,180	676,777
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	343,272	301,095
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/103,†	2,939,515	441,659
PAMCO CLO 1998-1A B2
6.84%	05/01/102,4,†	2,500,000	2,427,835
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35[2]	427,300	424,829
Soundview NIM Trust 2005-OPT4 N1
5.68%	12/25/352,†	650,844	647,845
Specialty Underwriting & Residential Finance 2004-BC4 A2C
5.82%	10/25/35[4]	3,000,000	3,031,871
Structured Asset Receivables Trust 2005-1
5.57%	01/21/15†	13,526,900	13,493,280
Terwin Mortgage Trust 2004-1HE A1
5.84%	02/25/34[2,4]	13,580	13,591
Terwin Mortgage Trust 2004-6SL AX (IO)
0.09%	06/25/342,3,4,†	9,604,760	242,223
Terwin Mortgage Trust 2004-7HE A1
5.88%	07/25/34[2,4]	335,755	335,965
Terwin Mortgage Trust 2005-11 (STEP) 1M2
4.50%	11/25/362,†	3,500,000	3,349,338
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/362,†	944,975	939,503
Terwin Mortgage Trust 2005-13SL P
0.00%	12/25/36[2,3]	1,000	2,100,000
Terwin Mortgage Trust 2005-5SL B4
6.00%	05/25/352,†	1,000,000	935,601
Terwin Mortgage Trust 2005-P1 A
0.00%	11/25/35[3,6]	570	313,500
Terwin Mortgage Trust 2006-1 2P
0.00%	01/25/37[2,3]	1,000	1,100,000
Terwin Mortgage Trust 2006-4SL P
0.00%	05/25/37	410	1,190,312
Terwin Mortgage Trust 2006-6 1AX (IO)
18.00%	07/25/37[4]	12,750,000	3,013,054
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/372,4,†	9,645,214	9,515,287
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	585	592

Total Asset-Backed Securities (Cost $91,850,191)			91,226,340

CORPORATES — 29.87%*
Automotive — 5.53%
Ford Motor Credit Co.
10.64%	06/15/11[2,4,5]	3,995,000	4,179,014
General Motors Corp.
7.38%	05/23/48	3,600,000	2,718,000
8.25%	07/15/23	1,270,000	1,106,488
GMAC LLC
7.60%	12/01/14[4]	2,200,000	2,209,517
8.00%	11/01/31[5]	1,600,000	1,677,555

			11,890,574

Banking — 1.68%
CS First Boston/London
9.65%	03/24/10[2,4]	1,832,000	1,664,372
9.65%	03/24/10[2,4]	1,063,000	965,736
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49[2,4]	1,000,000	976,728

			3,606,836

Basic Industry — 0.78%
Barrick Gold Finance Co.
5.80%	11/15/34	667,000	622,745
Murray Bank Loan 3rd Lien
13.90%	07/28/11[6]	1,000,000	1,060,000

			1,682,745

Communications — 1.88%
CCO Holdings LLC/CCO Holdings Capital Corp.
9.52%	12/15/10[4]	2,000,000	2,055,000
Cebridge 2nd Lien PIK
11.49%	05/05/14[6]	1,010,089	963,793

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc. Bank Loan
8.39%	12/01/11[4,6]	$1,000,000	$1,009,792

			4,028,585

Electric — 0.85%
Progress Energy, Inc.
5.96%	01/15/10[4]	1,809,000	1,816,851

Energy — 0.47%
Venoco, Inc. 2nd Lien Term Loan
10.00%	04/26/11[6]	1,000,000	1,006,875

Finance — 1.88%
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10[4]	809,000	756,172
14.50%	06/20/16[4]	1,099,000	1,104,495
Residential Capital Corp.
6.74%	06/29/07[4]	2,175,000	2,187,356

			4,048,023

Insurance — 2.06%
Farmers Exchange Capital
7.05%	07/15/28[2]	1,000,000	1,027,815
Nationwide Mutual Insurance Co.
6.60%	04/15/34[2]	1,000,000	988,094
Zurich Capital Trust I
8.38%	06/01/37[2]	2,300,000	2,420,699

			4,436,608

Real Estate Investment Trust (REIT) — 2.88%
Health Care Property Investors, Inc.
7.07%	06/08/15[5]	500,000	526,634
Highwoods Properties, Inc.
7.00%	12/01/06	3,060,000	3,065,603
HRPT Properties Trust
5.99%	03/16/11[4]	1,500,000	1,503,938
Shurgard Storage Centers, Inc.
7.75%	02/22/11	1,000,000	1,082,738

			6,178,913

Secured Assets — 0.43%
Ingress I Ltd.
7.38%	03/30/402,†	1,000,000	919,641

Transportation — 10.55%
Air 2 US A
8.03%	10/01/20[2]	3,393,381	3,412,469
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10	34,559	35,050
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12	104,564	107,517
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16	6,671,721	6,675,890
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08	2,528,556	2,505,053
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08	644,430	642,822
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11[7,8]	14,082	14,108
Delta Air Lines, Inc. 2000-1 A2
7.57%	05/18/12[5,7,8]	100,000	100,188
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12[7,8]	10,831	10,825
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13[7,8]	50,000	50,091
JetBlue Airways Corp. 2004-2 G1
5.78%	02/15/18[4]	1,901,861	1,905,426
Northwest Air Dip
7.90%	08/21/08[6]	4,000,000	4,010,000
NWA Trust A
9.25%	06/21/14[7]	131,646	135,596
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12	1,019,348	1,034,638
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14	5,906	5,902
United AirLines, Inc. Strip
9.08%	02/01/12[6]	1,990,000	2,021,301

			22,666,876

Waste Management — 0.88%
Allied Waste North America, Inc. B
8.50%	12/01/08	1,800,000	1,894,500

Total Corporates
(Cost $62,937,764)			64,177,027

MORTGAGE-BACKED — 16.80%**
Commercial Mortgage-Backed — 2.12%
Structured Asset Securities Corp. 1996-CFL H
7.75%	02/25/28[2]	1,000,000	1,041,740
Terra LNR 2006-1A D
6.13%	06/15/172,4,†	1,000,000	1,000,025
Terra LNR 2006-1A E
7.00%	06/15/172,4,†	2,500,000	2,500,063

			4,541,828

Non-Agency Mortgage-Backed — 8.46%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/102,3,†	2,513,926	741,969
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/112,3,†	43,862	13,312
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/353,9,†	5,481,512	138,436

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[3,9]	$10,017,838	$377,963
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.79%	07/20/46[3,9]	36,845,705	1,989,336
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[3]	56,715,899	2,866,081
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/462,†	2,958,970	2,921,454
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12[2]	70,466	68,977
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[3,9]	12,425,901	273,758
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[3,4]	20,817,533	572,482
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35[3,4]	42,172,517	500,799
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
1.70%	03/19/37[3,4]	37,544,517	1,847,894
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
1.99%	05/19/47[3,4]	30,700,044	1,467,846
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[3,9]	5,097,822	125,056
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.73%	08/25/34[4]	1,967,813	1,974,181
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33	299,094	305,469
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.24%	08/25/46[3,9]	204,000,000	1,999,200

			18,184,213

U.S. Agency Mortgage-Backed — 6.22%
Fannie Mae 1993-80 S
4.35%	05/25/23[4]	32,880	32,556
Fannie Mae 1997-44 SB (IO)
2.82%	06/25/08[4]	154,889	3,488
Fannie Mae 2000-45 SA (IO)
2.62%	12/18/30[4]	5,087,607	351,695
Fannie Mae 2001-31 SA
6.05%	11/25/17[4]	231,105	231,255
Fannie Mae 2001-42 SB
8.50%	09/25/31[4]	3,740	3,896
Fannie Mae 2003-107 SQ (IO)
2.32%	05/25/33[4]	918,457	49,384
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31	2,453,646	109,546
Fannie Mae 2003-124 TS
9.80%	01/25/34[4]	73,699	78,507
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32	3,396,282	517,223
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25	1,564,319	72,468
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28	135,000	18,711
Fannie Mae 2005-47 SL
7.50%	06/25/35[4]	1,914,588	1,928,075
Fannie Mae Pool 555312
6.15%	01/01/33[4]	1,617,692	1,644,180
Fannie Mae Pool 735575
5.50%	12/01/18	4,347,649	4,361,406
Freddie Mac 1602 SN
10.09%	10/15/23[4]	14,590	16,603
Freddie Mac 2451 SP
5.21%	05/15/09[4]	13,492	13,507
Freddie Mac 2527 TI (IO)
6.00%	02/15/32	1,145,727	162,924
Freddie Mac 2561 BX (IO)
5.00%	05/15/17	2,577,526	326,134
Freddie Mac 2587 IH (IO)
5.00%	08/15/25	2,058,130	131,970
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17	1,083,681	106,740
Freddie Mac 2642 BW (IO)
5.00%	06/15/23	235,198	46,200
Freddie Mac 2657 LX (IO)
6.00%	05/15/18	1,457,291	230,469
Freddie Mac 2692 EI (IO)
5.50%	08/15/33	319,309	78,914
Freddie Mac 2764 CT
7.50%	03/15/34[4]	484,281	469,155
Freddie Mac 2764 SH
7.50%	03/15/34[4]	378,880	384,743
Freddie Mac 2827 JT
8.50%	12/15/32[4]	219,412	222,522
Freddie Mac 2835 IB (IO)
5.50%	01/15/19	1,848,652	41,577
Freddie Mac 2856 ST
7.00%	09/15/23[4]	781,455	778,419
Ginnie Mae 2001-31 SJ
9.35%	02/20/31[4]	164,177	178,201
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	299,357	41,766
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29	200,000	21,535

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31	$966,864	$47,264
Ginnie Mae 2004-8 SE
3.65%	11/26/23[4]	693,859	667,279

			13,368,312

Total Mortgage-Backed
(Cost $36,883,705)			36,094,353

		Shares
PREFERRED STOCK — 0.71%
Automotive — 0.08%
Corts Trust for Ford Motor Co.
8.00%	07/16/31	700	13,195
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31	8,100	158,679

			171,874

Communications — 0.63%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	171,544
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46	12,100	302,621
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31	9,650	231,600
8.00%	02/15/31	19,500	480,480
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	156,343

			1,342,588

Total Preferred Stock
(Cost $1,487,680)			1,514,462

		Contracts
PUT OPTIONS PURCHASED — 0.29%
Automotive — 0.29%
General Motors Corp., Put Strike $30, expires 01/19/08
		200	100,000
General Motors Corp., Put Strike $35, expires 01/19/08
		450	315,000
General Motors Corp., Put Strike $40, expires 01/19/08
		200	200,000

			615,000

Total Put Options Purchased
(Cost $1,181,550)			615,000

SHORT TERM INVESTMENTS — 15.51%
Commercial Paper — 13.11%
Alcoa, Inc.
5.28%[10]	11/01/06	3,815,000	3,798,214
Chariot Funding LLC
5.27%[10]	10/24/06	2,745,000	2,736,160
DaimlerChrysler NA Holding Corp.
5.36%[10]	10/27/06	5,000,000	4,981,389
Kitty Hawk Funding Corp.
5.26%[10]	10/20/06	1,690,000	1,685,555
National Rural Utilities Cooperative Finance Corp.
5.26%[10]	10/25/06	1,440,000	1,435,170
Park Avenue Receivables Corp.
5.26%[10]	10/27/06	4,280,000	4,264,366
Preferred Receivables Funding Corp.
5.26%[10]	10/27/06	4,285,000	4,269,348
Yorktown Capital LLC
5.26%[10]	10/20/06	5,000,000	4,986,850

			28,157,052

Money Market Fund — 2.32%
JPMorgan Prime Money Market Fund		4,981,362	4,981,362

U.S. Agency Discount Notes — 0.04%
Fannie Mae
5.13%[10]	10/18/06	92,000	91,791

U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
4.65%[10]	10/19/06[5]	96,000	95,789

Total Short Term Investments
(Cost $33,325,994)			33,325,994

Total Investments – 105.64%
(Cost $227,666,884)[1]			226,953,176

Liabilities in Excess of Other
Assets – (5.64)%			(12,113,556)

NET ASSETS – 100.00%			$214,839,620

Issues	Principal Amount	Proceeds	Market Value
SECURITIES SOLD SHORT
AMR Corp.	$(3,565)	$(28,671)	$(82,494)
Continental Airlines, Inc., Cl. B	(39,740)	(481,660)	(1,125,039)

Total Securities Sold Short		$(510,331)	$(1,207,533)

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Trust/Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC, 5.38%
(Collateralized by $3,500,000 Terra LNR 2006-1A D/E, 6.13% to 7.00%, maturity 6/15/17, market value $3,500,088)	10/30/06	$(9,088,000)	$(9,088,000)
Barclays Bank PLC, 5.46%
(Collateralized by $9,645,215 Terwin Mortgage Trust 2006-8 2A1, 4.50%, maturity 8/25/37, market value $9,515,287)	11/15/06	(3,290,000)	(3,290,000)

Total Reverse Repurchase Agreements		$(12,378,000)	$(12,378,000)

Issues	Contracts	Premiums Received	Market Value
WRITTEN PUT OPTIONS
General Motors Corp.,
Written Strike $2.5, expires 01/20/07	(2,500)	$(34,999)	$(12,500)
General Motors Corp.,
Written Strike $7.5, expires 01/19/08	(505)	(74,232)	(12,625)
General Motors Corp.,
Written Strike $7.5, expires 01/20/07	(1,500)	(129,745)	(7,500)

Total Written Put Options		$(238,976)	$(32,625)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
14	U.S. Treasury Two Year Note, December 2006	$(7,463)
143	U.S. Treasury Ten Year Note, December 2006	(168,128)

	Net unrealized (depreciation)	$(175,591)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.06% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AIG, 0.00% due 11/09/31 Counterparty: Lehman Brothers Holdings, Inc.

	06/20/07	$5,000	$(1,349)

Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 7. 00% due 02/01/11 Counterparty: Deutsche Bank AG

	12/20/09	1,000	(18,125)

Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LUV, 6.50% due 03/01/12 Counterparty: Deutsche Bank AG

	12/20/09	13,000	(180,905)

Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11 Counterparty: Bear Stearns Co.

	03/20/10	2,000	(39,359)

Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 6.70% due 04/15/12 Counterparty: Bear Stearns Co.

	06/20/10	3,500	(44,701)

Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CVC, 7.00% due 04/01/11 Counterparty: Deutsche Bank AG

	12/20/10	1,000	(72,172)

Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CBS, 7.00% due 07/30/10 Counterparty: Lehman Brothers Holdings, Inc.

	06/20/11	3,000	(7,636)

Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG, 0.40% due 12/20/11 Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	15,500	(5,479)

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG HVOL, 0.75% due 12/20/11. Counterparty : JPMorgan & Co.

	12/20/11	1,000	(1,585)

Pay a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 HY, 3.25% due 12/20/11 Counterparty: Bear Stearns Co.

	12/20/11	4,000	(1,797)

Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.33% due 01/25/34. Counterparty: Citigroup Inc.

	01/25/34	345	(3,952)

Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.73% due 04/25/34. Counterparty: Citigroup Inc.

	04/25/34	207	(2,290)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.33% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	207	(3,104)

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FHLT 2004-B M1, 0.55% due 05/25/34 Counterparty: Deutsche Bank AG

	05/25/34	$5,000	$(23,031)

Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.58% due 05/25/34. Counterparty: Citigroup Inc.

	05/25/34	207	(2,820)

Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.28% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	207	(2,650)

Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.48% due 06/25/34. Counterparty: Citigroup Inc.

	06/25/34	345	(4,850)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.48% due 07/25/34. Counterparty: Citigroup Inc.

	07/25/34	207	(2,789)

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 M1, 0.55% due 07/25/34 Counterparty: Deutsche Bank AG

	07/25/34	5,000	(21,477)

Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7, 0.60% due 08/25/34 Counterparty: Deutsche Bank AG

	08/25/34	5,000	(33,043)

Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.28% due 08/25/34. Counterparty: Citigroup Inc.

	08/25/34	207	(3,162)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.03% due 12/25/34. Counterparty: Citigroup Inc.

	11/25/34	207	(3,155)

Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.28% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	207	(2,369)
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.61% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	207	(3,014)

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.18% due 11/25/34. Counterparty: Citigroup Inc.

	11/25/34	207	(2,959)

Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.83% due 12/25/34. Counterparty: Citigroup Inc.

	12/25/34	207	(4,723)

Pay a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SABR 2005 EC1, 2.95% due 01/25/35 Counterparty: Bear Stearns Co.

	01/25/35	725	4,373

Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.03% due 01/25/35. Counterparty: Citigroup Inc.

	01/25/35	207	(2,978)

Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.03% due 02/25/35. Counterparty: Citigroup Inc.

	02/25/35	345	(5,077)

Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.66% due 03/25/35. Counterparty: Citigroup Inc.

	03/25/35	207	(3,501)

Net unrealized (depreciation)			$(499,679)

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the FHLT 2004-B, 0.45% due 05/25/34 Counterparty: Deutsche Bank AG

	05/25/34	$10,000	$17,190

Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 A4, 0.45% due 07/25/34 Counterparty: Deutsche Bank AG

	07/25/34	10,000	78,388

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7 A4, 0.50% due 08/25/34 Counterparty: Deutsche Bank AG	08/25/34	$10,000	$45,847

Net unrealized appreciation			$141,425

Notes:
[1] Cost for Federal income tax purposes is $227,758,468 and net unrealized appreciation/(depreciation) consists of:
Gross unrealized appreciation			$4,769,310
Gross unrealized depreciation			(5,574,602)

Net unrealized (depreciation)			$(805,292)

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $57,202,619 representing 26.63% of total net assets.
[3]	Illiquid security.
[4]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[5]	Securities, or a portion there of, pledged as collateral with a value of $3,766,371 on 14 short U.S. Treasury Two Year Note futures contracts, 179 short U.S. Treasury Five Year Note futures contracts, and 14 short U.S. Treasury Ten Year Note futures contracts.
[6]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/30/06	Cebridge 2nd Lien PIK, 11.49%, 05/05/14	$1,010,089	$963,793	0.45%
11/17/04	Level 3 Financing, Inc. Bank Loan, 8.39%, 12/01/11	1,000,000	1,009,792	0.47%
08/09/06	Murray Bank Loan 3rd Lien, 13.90%, 07/28/11	1,000,000	1,060,000	0.49%
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	4,000,000	4,010,000	1.87%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	431,215	313,500	0.14%
02/01/06	United AirLines, Inc. Strip, 9.08%, 02/01/12	1,990,000	2,021,301	0.94%
04/27/06	Venoco Inc. 2nd Lien Term Loan, 10.00%, 04/26/11	1,006,946	1,006,875	0.47%

		$10,438,250	$10,385,261	4.83%

[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[10]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $52,602,175 which is 24.48% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 21.42%**
ACE Securities Corp. 2004-FM1 B1A
8.83%	09/25/33[4]	$128,571	$128,951
ACE Securities Corp. 2006-SL1 A
5.49%	09/25/35[4]	1,424,917	1,426,130
Amortizing Residential Collateral Trust 2002-BC4 M2
6.48%	07/25/32[4]	480,288	485,658
Bayview Financial Acquisition Trust 2005-C A1A
5.47%	06/28/44[4]	106,063	106,134
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/40†,4,5	2,400,000	2,414,362
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP)
8.04%	08/25/30	1,247,875	1,253,114
Carrington Mortgage Loan Trust 2006-NC1 A2
5.49%	01/25/36[4]	2,200,000	2,202,504
Castle Trust 2003-1AW A1
6.08%	05/15/27[4,5]	805,559	805,813
Conseco Finance 2002-C BF2
8.00%	06/15/32†,5	639,739	640,439
Countrywide Asset-Backed Certificates 2004-1 M2
5.88%	03/25/34[4]	2,250,000	2,262,284
Countrywide Asset-Backed Certificates 2005-13 AF1
5.46%	04/25/36[4]	1,436,256	1,437,379
Embarcadero Aircraft Securitization Trust 2000-A A1
5.81%	08/15/25[4,5]	835,000	658,084
First Alliance Mortgage Loan Trust 1994-4 A1
9.28%	02/25/26	1,582	1,574
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.55%	06/25/30[4]	1,073,643	1,075,665
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
5.55%	04/25/27	228,615	227,840
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31	1,528	1,530
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20	153,406	152,779
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21	271,753	267,732
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15†	3,721	3,719
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22	183,130	178,651
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.53%	04/15/30†,4	322,551	323,122
GSAMP Trust 2004-FM1 M2
6.73%	11/25/33[4]	2,000,000	2,020,045
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11†,5	86,646	88,338
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
6.08%	05/25/33[4]	1,500,000	1,501,602
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.47%	04/25/26[4]	1,605,410	1,607,037
IndyMac Residential Asset Backed Trust 2006-A A2
5.48%	03/25/36[4]	2,305,000	2,307,644
MASTR Asset Backed Securities Trust 2006-NC1 A2
5.47%	01/25/36[4]	2,265,000	2,267,565
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
7.50%	09/25/23	140,830	140,320
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP)
7.12%	02/25/21	843,485	841,142
Oakwood Mortgage Investors, Inc. 2002-B A1
5.56%	05/15/13[4]	186,297	170,827
Option One Mortgage Loan Trust 2003-2 A2
5.63%	04/25/33[4]	128,493	128,705
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35[5]	240,356	238,966
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
5.44%	03/25/36[4]	1,890,478	1,891,565
Saxon Asset Securities Trust 2005-2 A2A
5.42%	10/25/35[4]	166,049	166,162
Structured Asset Receivables Trust 2003-1
6.02%	01/21/10†,4,5	1,032,825	1,028,568
Structured Asset Receivables Trust 2003-2
5.47%	01/21/09†,4,5	577,946	575,564
Structured Asset Receivables Trust 2005-1
5.57%	01/21/15†	2,374,703	2,368,800
Structured Settlements Fund 1999-A A
7.25%	12/20/15†,5	62,979	62,746
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34†,5,6	20,031,789	366,903
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36†,5	564,476	561,208
Terwin Mortgage Trust 2005-7SL A1
5.60%	07/25/35[4,5]	725,185	725,898
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37†,4,5	2,411,304	2,378,823

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30	$648,254	$647,419
Zermatt CBO Ltd. 1A A
5.95%	09/01/10†,4,5	60,963	60,894

Total Asset-Backed Securities
(Cost $38,492,167)			38,200,205

CORPORATES — 27.72%*
Automotive — 4.08%
DaimlerChrysler NA Holding Corp.
5.64%	03/07/07[4]	1,160,000	1,160,385
Ford Motor Credit Co.
7.08%	01/15/10[4]	2,060,000	1,944,288
10.64%	06/15/11[4,5,7]	766,000	801,283
GMAC LLC
7.60%	12/01/14[4]	3,366,000	3,380,561

			7,286,517

Banking — 3.70%
Chase Capital I
7.67%	12/01/26	600,000	624,435
CS First Boston/London
9.65%	03/24/10[4,5]	1,322,000	1,201,037
9.65%	03/24/10[4,5]	522,000	474,237
Popular North America, Inc.
5.74%	12/12/07[4]	915,000	917,419
Roslyn Bancorp, Inc.
5.75%	11/15/07	1,200,000	1,193,655
Societe Generale (EMTN)
6.14%	10/29/49[4]	700,000	700,076
State Street Institutional Cap-B
8.04%	03/15/27[5]	1,410,000	1,478,852

			6,589,711

Basic Industry — 0.67%
Steel Dynamics, Inc.
9.50%	03/15/09	1,150,000	1,188,812

Communications — 1.12%
Cebridge 2nd Lien
9.85%	05/05/14	1,000,000	970,313
Lenfest Communications, Inc.
7.63%	02/15/08	1,000,000	1,028,198

			1,998,511

Consumer Products — 0.56%
SABMILLER PLC
5.78%	07/01/09[4,5]	1,000,000	1,000,993

Electric — 2.52%
East Coast Power LLC
6.74%	03/31/08	731,795	736,731
Entergy Gulf States, Inc.
6.14%	12/08/08[4,5]	1,500,000	1,503,567
Florida Power Corp.
5.80%	11/14/08[4]	1,430,000	1,433,013
TECO Energy, Inc.
7.49%	05/01/10[4]	800,000	824,000

			4,497,311

Finance — 2.26%
Countrywide Financial Corp. (MTN) B
5.61%	03/24/09[4]	1,400,000	1,402,454
Goldman Sachs Group, Inc.
5.59%	03/02/10[4]	812,000	814,200
Lehman Brothers Holdings, Inc. (MTN)
5.72%	07/18/11[4]	620,000	621,472
Residential Capital Corp.
7.34%	04/17/09[4,5]	1,190,000	1,196,181

			4,034,307

Health Care — 0.70%
Cardinal Health, Inc.
5.64%	10/02/09[4,5]	1,245,000	1,245,000

Insurance — 0.77%
Zurich Capital Trust I
8.38%	06/01/37[5]	1,314,000	1,382,956

Natural Gas — 0.79%
Sempra Energy
5.86%	05/21/08[4]	1,400,000	1,402,551

Real Estate Investment Trust (REIT) — 5.67%
Brandywine Operating Partnership LP
5.82%	04/01/09[4]	1,125,000	1,127,055
Duke Realty LP
5.65%	12/22/06[4]	1,180,000	1,180,277
EOP Operating LP
5.97%	10/01/10[4]	1,670,000	1,687,166
Health Care Properties
5.84%	09/15/08[4]	1,800,000	1,800,887
Highwoods Properties, Inc.
7.00%	12/01/06	830,000	831,520
7.13%	02/01/08	995,000	1,013,638
HRPT Properties Trust
5.99%	03/16/11[4]	1,200,000	1,203,150
Summit Properties Partnership LP
7.20%	08/15/07	1,250,000	1,262,461

			10,106,154

Transportation — 4.00%
Air 2 US A
8.03%	10/01/20[5]	1,079,527	1,085,600
American Airlines, Inc. 2002-1 G
6.01%	03/23/09[4]	663,722	664,676
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16	969,760	970,366

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08	$241,195	$238,953
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08	871,604	869,429
Northwest Air Dip
7.90%	08/21/08[8]	1,000,000	1,002,500
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12	766,371	777,867
United AirLines, Inc. Strip
9.08%	02/01/12[8]	1,492,500	1,515,976

			7,125,367

Waste Management — 0.88%
Allied Waste North America, Inc. B
8.50%	12/01/08	1,500,000	1,578,750

Total Corporates (Cost $49,409,045)			49,436,940

MORTGAGE-BACKED — 19.81%**
Commercial Mortgage-Backed — 1.26%
Terra LNR 2006-1A D
6.13%	06/15/17†,4,5	1,500,000	1,500,038
Terra LNR 2006-1A E
7.00%	06/15/17†,4,5	750,000	750,019

			2,250,057

Non-Agency Mortgage-Backed — 11.13%
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.51%	05/25/36†,4,5	2,427,831	2,427,850
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34[4]	851,193	845,279
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.45%	05/25/35†,6,9	3,572,771	90,231
Countrywide Alternative Loan Trust 2005-27 2A1
5.91%	08/25/35†,4	1,641,840	1,648,878
Countrywide Alternative Loan Trust 2005-59 1A1
5.66%	11/20/35[4]	2,018,113	2,026,081
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.60%	11/20/35[6,9]	5,008,919	188,982
Countrywide Alternative Loan Trust 2005-61 2A1
5.61%	12/25/35[4]	984,166	986,355
Countrywide Alternative Loan Trust 2005-72 A1 (STEP)
5.60%	01/25/36[4]	1,871,433	1,874,006
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.99%	05/20/46[6]	8,187,359	413,740
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46†,5	1,176,061	1,161,150
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.26%	03/19/35[6,9]	4,502,676	99,200
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.37%	11/19/35[4,6]	5,988,320	164,679
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.72%	12/25/34[4]	1,043,626	1,047,051
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.82%	12/25/34[6,9]	3,227,389	79,172
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
5.76%	09/25/34[4]	900,346	904,537
MASTR Adjustable Rate Mortgages Trust 2004-13 3A2
3.79%	11/21/34[4]	110,040	109,776
MASTR Seasoned Securities Trust 2004-1 4A1
5.17%	10/25/32[4]	881,395	884,761
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32[4]	1,043,839	1,055,078
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32	135,885	135,607
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16	714,270	723,050
Structured Asset Securities Corp. 2002-5A 6A
6.29%	04/25/32[4]	25,477	25,390
Summit Mortgage Trust 2000-1 B5
6.57%	12/28/12†,4,5	987	963
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33	687,916	702,579
Washington Mutual, Inc. 2002-AR18 A
4.12%	01/25/33[4]	551,064	548,656
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44[4]	378,427	379,015
Washington Mutual, Inc. 2005-AR1 A2A2
5.58%	01/25/45[4]	665,991	667,433
Washington Mutual, Inc. 2005-AR2 2A22
5.55%	01/25/45[4]	657,885	660,377

			19,849,876

U.S. Agency Mortgage-Backed — 7.42%
Fannie Mae (TBA)
5.50%	10/25/21	6,342,000	6,340,021

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 1993-95 SB
15.05%	06/25/08[4]	$1,916	$2,062
Fannie Mae 1997-91 SL (IO)
5.34%	11/25/23[4]	538,664	77,921
Fannie Mae 2001-60 JZ
6.00%	03/25/31	61,362	61,285
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32	828,362	126,152
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31	1,000,000	299,773
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26	867,171	51,038
Fannie Mae G-36 ZB
7.00%	11/25/21	5,916	6,166
Fannie Mae Pool 646884
5.53%	05/01/32[4]	482,032	484,024
Freddie Mac 2 L
8.00%	11/25/22	52,811	54,628
Freddie Mac 2080 PJ
6.50%	08/15/28	771,356	792,537
Freddie Mac 2535 LI (IO)
5.50%	08/15/26	288,408	13,509
Freddie Mac 2557 IM (IO)
5.50%	03/15/22	183,520	1,830
Freddie Mac Pool 1L0113
6.19%	05/01/35[4]	1,168,926	1,186,563
Freddie Mac Pool 788498
6.57%	02/01/30[4]	1,046,987	1,055,657
Freddie Mac Pool 847288
3.14%	05/01/34[4]	1,875,428	1,858,440
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21	561,636	8,225
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31	1,155,165	56,469
Ginnie Mae II Pool 80968
5.00%	07/20/34[4]	746,639	752,698

			13,228,998

Total Mortgage-Backed (Cost $35,814,376)			35,328,931

U.S. AGENCY SECURITIES — 14.06%
U.S. Agency Securities — 14.06%
Fannie Mae
2.63%	11/15/06	4,668,000	4,653,025
4.75%	08/25/08	1,170,000	1,165,573
4.88%	08/27/07	7,590,000	7,571,594
5.67%	04/26/11	1,740,000	1,743,301
Freddie Mac
3.63%	02/15/07	2,090,000	2,077,313
4.50%	08/22/07	5,005,000	4,972,873
4.75%	10/17/08	2,910,000	2,889,665

			25,073,344

Total U.S. Agency Securities (Cost $25,058,520)			25,073,344

		Shares
PREFERRED STOCK — 0.34%
Finance — 0.34%
Woodbourne Pass-Through Trust
6.45%	12/31/49[4,5]	6	603,938

Total Preferred Stock (Cost $600,000)			603,938

		Principal Amount
SHORT TERM INVESTMENTS — 21.54%
Commercial Paper — 14.19%
Alcoa, Inc.
5.28%[10]	11/01/06	$2,015,000	2,006,134
Chariot Funding
5.26%[10]	10/13/06	3,485,000	3,479,399
Credit Suisse
5.26%[10]	10/19/06	3,900,000	3,890,313
DaimlerChrysler NA Holding Corp.
5.36%[10]	10/06/06	960,000	959,427
5.36%[10]	10/27/06	2,090,000	2,082,221
General Electric Capital Corp.
5.25%[10]	10/12/06	1,285,000	1,283,126
Kitty Hawk Funding Corp.
5.25%[10]	10/12/06	2,074,000	2,070,976
National Rural Utilities Cooperative Finance Corp.
5.25%[10]	10/27/06	4,270,000	4,254,432
Preferred Receivables Funding Corp.
5.26%[10]	10/27/06	1,815,000	1,808,370
Yorktown Capital LLC
5.25%[10]	10/18/06	3,485,000	3,476,868

			25,311,266

Money Market Fund — 3.14%
JPMorgan Prime Money Market Fund		5,604,581	5,604,581

U.S. Agency Discount Notes — 4.17%
Fannie Mae
5.12%[10]	10/18/06[7]	130,000	129,704
5.13%[10]	10/18/06	6,725,000	6,709,727
Freddie Mac
5.14%[10]	10/17/06[7]	596,000	594,723

			7,434,154

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
4.65%[10]	10/19/06[7]	$60,000	$59,869

Total Short Term Investments (Cost $38,409,870)			38,409,870

Total Investments – 104.89% (Cost $187,783,978)[1]			187,053,228

Liabilities in Excess of Other Assets – (4.89)%			(8,723,857)

Net Assets – 100.00%			$178,329,371

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
141	Euro Ninety Day, December 2007	$(36,324)

	Net unrealized (depreciation)	$(36,324)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
141	Euro Ninety Day, December 2006	$18,427
416	S&P 500 Index, December 2006	2,961,701

	Net unrealized appreciation	$2,980,128

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation
SWAPS: TOTAL RETURN
S&P 500 Total Return issued by Credit Suisse First Boston,
5.39%
	10/03/06	$13,518	$593,183

Net unrealized appreciation			$593,183

Notes:

[1]	Cost for Federal income tax purposes is 187,783,978 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$510,844
Gross unrealized depreciation	(1,241,594)

Net unrealized (depreciation)	$(730,750)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2006.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2006 was $28,420,270 representing 15.94% of total net assets.
[4]	Illiquid security.
[5]	Securities, or a portion there of, pledged as collateral with a value of $7,494,023 on 141 short Euro futures contracts, 141 long Euro futures contracts, and 416 S&P 500 Index futures contracts.
[6]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 7.90%, 08/21/08	$1,000,000	$1,002,500	0.56%
02/01/06	United AirLines, Inc. Strip, 9.08%, 02/01/12	1,492,500	1,515,976	0.85%

		$2,492,500	$2,518,476	1.41%

[7]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2006.
[8]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is 18,452,615 which is 10.35% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Ultra Short Bond Fund	Low Duration Bond Fund
Assets:
Investments, at value (Cost $257,921,702, and $1,352,766,952, respectively) (Note 2)	$257,249,234	$1,338,722,196
Swap contracts, at value (Cost $0, and $0, respectively) (Note 3)	—	—
Cash and cash equivalents (Note 2)	45,811	137,934
Cash on deposit with brokers for securities sold short and written option contracts (Note 3)	—	—
Dividends and interest receivable	1,684,227	8,072,171
Due from Adviser (Note 5)	17,224	—
Receivable for securities sold	1,962,912	7,886,287
Receivable for capital stock sold	1,020,520	6,471,544
Receivable for daily variation margin on futures contracts (Note 3)	50,238	121,582
Other assets	7,222	21,175

Total Assets	262,037,388	1,361,432,889

Liabilities:
Securities sold short (Proceeds $0, and $0, respectively) (Note 3)	—	—
Swap contracts, at value (Cost $0, and $0, respectively) (Note 3)	—	123,104
Written option contracts, at value (Premiums received $0, and $0, respectively) (Note 3)	—	—
Reverse repurchase agreement	—	—
Payable for securities purchased	1,259,048	33,036,289
Payable for capital stock redeemed	890,257	2,268,554
Payable for daily variation margin on futures contracts (Note 3)	13,144	159,866
Line of credit payable	—	—
Due to Adviser (Note 5)	73,144	342,897
Accrued Expenses	101,328	201,276
Accrued Trustees fees	8,852	32,468
Accrued 12b-1 expenses	23,625	99,978
Distributions payable	260,794	828,353

Total liabilities	2,630,192	37,092,785

Net assets	$259,407,196	$1,324,340,104

Class M Shares:
Net assets (Applicable to 33,345,202, and 73,245,961, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$170,533,730	$686,166,418

Net assets value, offering and redemption price per Class M share	$5.11	$9.37

Class I Shares:
Net assets (Applicable to 17,374,038, and 68,098,921, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$88,873,466	$638,173,686

Net assets value, offering and redemption price per Class I share	$5.12	$9.37

Net Assets Consist of:
Capital paid-in (Note 7)	$260,571,014	$1,378,501,270
Accumulated undistributed net investment income	34,570	79,043
Accumulated undistributed net realized (loss) on investments, futures contracts, securities sold short, swap contracts and written options	(302,727)	(40,323,620)
Net unrealized appreciation/(depreciation) on investments	(672,468)	(14,044,756)
Net unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	(223,193)	128,167

	$259,407,196	$1,324,340,104

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Intermediate Bond Fund	Total Return Bond Fund	High Yield Bond Fund	Strategic Income Fund	AlphaTrakSM 500 Fund
Assets:
Investments, at value (Cost $103,917,105, $1,915,414,522, $66,841,958, $227,666,884, and $187,783,978, respectively) (Note 2)	$103,975,008	$1,920,805,722	$66,161,050	$226,953,176	$187,053,228
Swap contracts, at value (Cost $0, $0, $3,020, $0, and $0, respectively) (Note 3)	—	—	333,250	—	593,183
Cash and cash equivalents (Note 2)	20,773	1,876,732	189,140	25,675	16,730
Cash on deposit with brokers for securities sold short and written option contracts (Note 3)	—	—	—	1,614,565	—
Dividends and interest receivable	941,527	17,196,409	1,169,558	2,504,035	1,156,484
Due from Adviser (Note 5)	9,117	—	15,310	—	—
Receivable for securities sold	2,857,962	155,155,979	253,854	—	2,784,119
Receivable for capital stock sold	61,800	13,272,044	111,765	965,499	1,022,618
Receivable for daily variation margin on futures contracts (Note 3)	9,463	195,469	8	42,927	67,412
Other assets	1,669	43,107	1,799	4,626	3,770

Total Assets	107,877,319	2,108,545,462	68,235,734	232,110,503	192,697,544

Liabilities:
Securities sold short (Proceeds $0, $0, $0, $510,331 and $ 0, respectively) (Note 3)	—	—	—	1,207,533	—
Swap contracts, at value (Cost $0, $7,925, $0, $8,871, and $0, respectively) (Note 3)	9,018	258,253	—	349,383	—
Written option contracts, at value (Premiums received $0, $0, $0, $238,976, and $0, respectively) (Note 3)	—	—	—	32,625	—
Reverse repurchase agreement	—	—	—	12,378,000	—
Payable for securities purchased	7,235,526	198,732,332	1,794,701	2,445,130	13,672,975
Payable for capital stock redeemed	1,858	3,341,057	71,584	497,866	14,947
Payable for daily variation margin on futures contracts (Note 3)	13,259	396,869	211	—	313,025
Line of credit payable	—	75,000	—	—	—
Due to Adviser (Note 5)	29,575	560,985	48,108	196,962	60,312
Accrued Expenses	39,639	313,005	54,063	103,609	73,136
Accrued Trustees fees	2,602	105,696	3,517	6,541	18,570
Accrued 12b-1 expenses	1,808	129,354	7,288	19,579	—
Distributions payable	93,619	854,150	28,379	33,655	215,208

Total liabilities	7,426,904	204,766,701	2,007,851	17,270,883	14,368,173

Net assets	$100,450,415	$1,903,778,761	$66,227,883	$214,839,620	$178,329,371

Class M Shares:
Net assets (Applicable to 1,032,750, 79,450,575, 3,200,383, 8,482,538, and 21,419,819, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $ 0.01 par value)	$10,415,946	$762,123,627	$34,583,505	$93,789,876	$178,329,371

Net assets value, offering and redemption price per Class M share	$10.09	$9.59	$10.81	$11.06	$8.33

Class I Shares:
Net assets (Applicable to 8,927,769, 119,048,100, 2,927,258, 10,948,394, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$90,034,469	$1,141,655,134	$31,644,378	$121,049,744	N/A

Net assets value, offering and redemption price per Class I share	$10.08	$9.59	$10.81	$11.06	N/A

Net Assets Consist of:
Capital paid-in (Note 7)	$101,451,921	$2,029,430,345	$67,486,031	$217,776,991	$183,727,994
Accumulated undistributed net investment income	5,787	239,211	33,853	2,202,962	3,495,730

Accumulated undistributed net realized (loss) on investments, futures contracts, securities sold short, swap contracts and written options	(1,078,289)	(132,145,119)	(942,706)	(3,401,929)	(11,700,590)
Net unrealized appreciation/(depreciation) on investments	57,903	5,391,200	(680,908)	(713,708)	(730,750)

Net unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	13,093	863,124	331,613	(1,024,696)	3,536,987

	$100,450,415	$1,903,778,761	$66,227,883	$214,839,620	$178,329,371

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2006 (Unaudited)

	Ultra Short Bond Fund	Low Duration Bond Fund
Investment Income:
Interest	$8,157,854	$25,713,153
Dividends	—	94,765

Total investment income	8,157,854	25,807,918

Expenses:
Investment advisory fees (Note 5)	391,820	1,478,728
Administration Fees	101,886	234,707
Custodian fees	22,787	28,342
Distribution (12b-1) fees	169,601	378,436
Interest expense	—	—
Insurance expenses	5,555	16,270
Miscellaneous expenses	4,526	21,208
Professional fees	9,583	19,375
Registration and filing fees	33,425	28,390
Reports to shareholders	4,809	12,426
Transfer agent fees	45,015	48,800
Trustees’ fees and expenses	6,213	17,682
Repayment of reimbursed expenses	—	16,419

Total operating expenses	795,220	2,300,783
Expenses waived and reimbursed (Note 5)	(92,743)	—

Net expenses	702,477	2,300,783

Net investment income	7,455,377	23,507,135

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts, Securities Sold Short, Swap Contracts and Written Options:
Net realized gain/(loss) on:
Investments	(284,440)	(1,289,185)
Futures contracts	133,541	(481,859)
Swap contracts	(34,570)	(79,043)
Written options	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	1,933,670	6,946,474
Futures contracts	(323,209)	594,713
Securities sold short	—	—
Swap contracts	—	(5,072)
Written options	—	—

Net change in realized and unrealized gain/(loss) on investments, futures contracts, securities sold short, swap contracts and written options	1,424,992	5,686,028

Net Increase in Net Assets from Operations	$8,880,369	$29,193,163

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2006 (Unaudited)

	Intermediate Bond Fund	Total Return Bond Fund	High Yield Bond Fund	Strategic Income Fund	AlphaTrakSM 500 Fund
Investment Income:
Interest	$2,320,179	$48,957,167	$3,049,375	$7,248,690	$4,753,897
Dividends	—	157,942	—	468,514	18,953

Total investment income	2,320,179	49,115,109	3,049,375	7,717,204	4,772,850

Expenses:
Investment advisory fees (Note 5)	151,237	2,962,712	174,253	1,147,247	355,773
Administration Fees	39,148	402,647	40,265	86,898	53,812
Custodian fees	8,643	51,538	9,117	16,135	11,175
Distribution (12b-1) fees	9,874	663,450	48,291	111,476	—
Interest expense	—	—	—	124,715	—
Insurance expenses	1,282	29,542	1,382	4,712	2,903
Miscellaneous expenses	910	36,044	2,261	3,920	3,221
Professional fees	10,637	30,456	10,637	9,246	10,624
Registration and filing fees	12,268	47,099	15,615	28,907	10,031
Reports to shareholders	999	29,030	669	4,691	5,872
Transfer agent fees	26,166	83,756	27,202	40,332	18,277
Trustees’ fees and expenses	1,327	33,931	1,214	5,587	3,356
Repayment of reimbursed expenses	—	17,799	—	8,025	—

Total operating expenses	262,491	4,388,004	330,906	1,591,891	475,044
Expenses waived and reimbursed (Note 5)	(62,491)	—	(90,935)	—	—

Net expenses	200,000	4,388,004	239,971	1,591,891	475,044

Net investment income	2,120,179	44,727,105	2,809,404	6,125,313	4,297,806

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts, Securities Sold Short, Swap Contracts and Written Options:
Net realized gain/(loss) on:
Investments	(545,565)	(23,221,261)	(12,351)	(364,895)	(72,870)
Futures contracts	61,193	(872,082)	(66,094)	44,161	(568)
Swap contracts	(5,790)	(416,617)	(562,224)	(403,572)	(296,020)
Written options	—	—	—	(270,642)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	1,606,182	48,237,435	(506,062)	267,187	639,266
Futures contracts	21,223	2,188,093	19,360	(334,200)	1,976,204
Securities sold short	—	—	—	339,518	—
Swap contracts	(373)	132,515	440,785	249,330	695,919
Written options	—	—	—	(7,150)	—

Net change in realized and unrealized gain/(loss) on investments, futures contracts, securities sold short, swap contracts and written options	1,136,870	26,048,083	(686,586)	(480,263)	2,941,931

Net Increase in Net Assets from Operations	$3,257,049	$70,775,188	$2,122,818	$5,645,050	$7,239,737

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Ultra Short Bond Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations:
Net investment income	$7,455,377	$11,041,452
Net realized (loss) on investments	(284,440)	(182,025)
Net realized gain on futures contracts, securities sold short, swap contracts and written options	98,971	207,455
Net change in unrealized appreciation/(depreciation) on investments	1,933,670	(1,128,995)
Net change in unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	(323,209)	33,362

Net increase in net assets resulting from operations	8,880,369	9,971,249

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(4,961,828)	(8,172,246)
Class I	(2,466,348)	(2,946,236)
Net realized gains:
Class M	—	(29,030)
Class I	—	(8,282)

Net (decrease) in net assets resulting from dividends and distributions	(7,428,176)	(11,155,794)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	101,782,174	181,069,740
Shares issued in reinvestment of dividends and distributions	4,860,364	8,040,526
Cost of shares redeemed	(137,690,089)	(163,692,967)

Total Class M capital share transactions	(31,047,551)	25,417,299

Class I:
Proceeds from sale of shares	162,816,997	104,843,719
Shares issued in reinvestment of dividends and distributions	1,295,714	2,860,779
Cost of shares redeemed	(142,166,932)	(90,714,870)

Total Class I capital share transactions	21,945,779	16,989,628

Net increase/(decrease) in net assets resulting from capital share transactions	(9,101,772)	42,406,927

Net increase/(decrease) in net assets	(7,649,579)	41,222,382
Redemption fees (Note 7)	150	—
Net assets at beginning of period	267,056,625	225,834,243

Net assets at end of period (including undistributed net investment income of $34,570 and $7,369, respectively)	$259,407,196	$267,056,625

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund		Intermediate Bond Fund		Total Return Bond Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations:
Net investment income	$23,507,135	$30,614,477	$2,120,179	$2,736,310	$44,727,105	$77,145,528
Net realized (loss) on investments	(1,289,185)	(5,389,650)	(545,565)	(557,015)	(23,221,261)	(29,701,939)
Net realized gain on futures contracts, securities sold short, swap contracts and written options	(560,902)	(311,976)	55,403	2,959	(1,288,699)	(1,579,302)
Net change in unrealized appreciation/(depreciation) on investments	6,946,474	1,189,064	1,606,182	(997,664)	48,237,435	(2,461,240)
Net change in unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	589,641	(408,697)	20,850	(4,185)	2,320,608	(1,472,503)

Net increase in net assets resulting from operations	29,193,163	25,693,218	3,257,049	1,180,405	70,775,188	41,930,544

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(9,242,948)	(13,367,844)	(221,708)	(229,370)	(16,196,020)	(27,080,390)
Class I	(14,185,866)	(17,651,879)	(1,894,224)	(2,508,601)	(28,332,434)	(51,420,128)
Net realized gains:
Class M	—	—	—	(27,051)	—	—
Class I	—	—	—	(190,252)	—	—

Net (decrease) in net assets resulting from dividends and distributions	(23,428,814)	(31,019,723)	(2,115,932)	(2,955,274)	(44,528,454)	(78,500,518)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	398,747,345	140,086,756	1,468,338	9,310,765	253,358,724	223,599,198
Shares issued in reinvestment of dividends and distributions	8,899,884	12,980,052	218,388	254,034	14,995,637	25,732,417
Cost of shares redeemed	(57,994,089)	(141,874,318)	(511,699)	(352,014)	(72,624,447)	(144,046,578)

Total Class M capital share transactions	349,653,140	11,192,490	1,175,027	9,212,785	195,729,914	105,285,037

Class I:
Proceeds from sale of shares	216,946,883	265,428,024	36,732,407	11,205,492	181,141,010	202,541,980
Shares issued in reinvestment of dividends and distributions	11,231,107	15,617,275	1,681,620	2,656,896	26,243,840	48,283,325
Cost of shares redeemed	(78,735,809)	(112,760,473)	(5,780,662)	(1,774,951)	(47,032,838)	(101,813,414)

Total Class I capital share transactions	149,442,181	168,284,826	32,633,365	12,087,437	160,352,012	149,011,891

Net increase/(decrease) in net assets resulting from capital share transactions	499,095,321	179,477,316	33,808,392	21,300,222	356,081,926	254,296,928

Net increase/(decrease) in net assets	504,859,670	174,150,811	34,949,509	19,525,353	382,328,660	217,726,954
Redemption fees (Note 7)	—	—	—	—	—	—
Net assets at beginning of period	819,480,434	645,329,623	65,500,906	45,975,553	1,521,450,101	1,303,723,147

Net assets at end of period (including undistributed net investment income of $79,043, $722, $5,787, $1,540, $239,211 and $40,560, respectively)	$1,324,340,104	$819,480,434	$100,450,415	$65,500,906	$1,903,778,761	$1,521,450,101

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	High Yield Bond Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations:
Net investment income	$2,809,404	$4,555,807
Net realized (loss) on investments	(12,351)	(60,132)
Net realized (loss) on futures contracts, securities sold short, swap contracts and written options	(628,318)	(253,565)
Net change in unrealized (depreciation) on investments	(506,062)	(768,379)
Net change in unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	460,145	(120,627)

Net increase in net assets resulting from operations	2,122,818	3,353,104

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(1,515,177)	(2,109,770)
Class I	(1,262,405)	(2,462,767)
Net realized gains:
Class M	—	(1,040,382)
Class I	—	(1,014,684)

Net (decrease) in net assets resulting from dividends and distributions	(2,777,582)	(6,627,603)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	5,170,172	25,294,794
Shares issued in reinvestment of dividends and distributions	1,421,568	2,973,227
Cost of shares redeemed	(12,645,236)	(10,876,880)

Total Class M capital share transactions	(6,053,496)	17,391,141

Class I:
Proceeds from sale of shares	46,287	22,111,486
Shares issued in reinvestment of dividends and distributions	1,251,781	3,299,063
Cost of shares redeemed	(1,474,486)	(21,271,168)

Total Class I capital share transactions	(176,418)	4,139,381

Net increase/(decrease) in net assets resulting from capital share transactions	(6,229,914)	21,530,522

Net increase/(decrease) in net assets	(6,884,678)	18,256,023
Redemption fees (Note 7)	16,789	10,065
Net assets at beginning of period	73,095,772	54,829,684

Net assets at end of period (including undistributed net investment income of $33,853, and $2,031, respectively)	$66,227,883	$73,095,772

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Strategic Income Fund		AlphaTrakSM 500 Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations:
Net investment income	$6,125,313	$10,552,573	$4,297,806	$6,386,284
Net realized (loss) on investments	(364,895)	(2,028,970)	(72,870)	(2,335,169)
Net realized (loss) on futures contracts, securities sold short, swap contracts and written options	(630,053)	1,690,092	(296,588)	6,957,596
Net change in unrealized (depreciation) on investments	267,187	(58,645)	639,266	1,994,203
Net change in unrealized appreciation/(depreciation) on futures contracts, securities sold short, swap contracts and written options	247,498	(1,786,279)	2,672,123	3,466,958

Net increase in net assets resulting from operations	5,645,050	8,368,771	7,239,737	16,469,872

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(2,488,574)	(5,202,750)	(3,472,838)	(6,998,842)
Class I	(3,466,062)	(5,699,147)	—	—
Net realized gains:
Class M	—	(166,041)	—	—
Class I	—	(154,656)	—	—

Net (decrease) in net assets resulting from dividends and distributions	(5,954,636)	(11,222,594)	(3,472,838)	(6,998,842)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	15,170,281	39,548,468	26,059,909	42,580,940
Shares issued in reinvestment of dividends and distributions	2,435,258	5,296,957	3,102,747	6,264,750
Cost of shares redeemed	(9,980,271)	(59,382,498)	(11,018,216)	(35,223,393)

Total Class M capital share transactions	7,625,268	(14,537,073)	18,144,440	13,622,297

Class I:
Proceeds from sale of shares	21,489,748	93,265,677	—	—
Shares issued in reinvestment of dividends and distributions	3,425,100	5,323,164	—	—
Cost of shares redeemed	(24,787,152)	(68,700,660)	—	—

Total Class I capital share transactions	127,696	29,888,181	—	—

Net increase/(decrease) in net assets resulting from capital share transactions	7,752,964	15,351,108	18,144,440	13,622,297

Net increase/(decrease) in net assets	7,443,378	12,497,285	21,911,339	23,093,327
Redemption fees (Note 7)	—	—	—	—
Net assets at beginning of period	207,396,242	194,898,957	156,418,032	133,324,705

Net assets at end of period (including undistributed net investment income of $2,202,962, $2,032,285, $3,495,730 and $2,670,762, respectively)	$214,839,620	$207,396,242	$178,329,371	$156,418,032

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Ultra Short Bond Fund*
	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$5.09	$5.11	$5.16	$5.00

Income from Investment Operations:
Net investment income	0.12 #	0.20 #	0.17 #	0.16 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.02	(0.02)	(0.05)	0.16

Total from Investment Operations	0.14	0.18	0.12	0.32

Less Distributions:
Dividends from net investment income	(0.12)	(0.20)	(0.17)	(0.16)
Distributions from net capital gains	—	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total Distributions	(0.12)	(0.20)	(0.17)	(0.16)

Net Asset Value, End of Period	$5.11	$5.09	$5.11	$5.16

Total Return	2.77%[2]	3.62%	2.31%	6.48%[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$170,534	$200,563	$175,983	$145,581
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.56%[3]	0.57%	0.62%	0.76%[3]
After expense waivers and reimbursements	0.50%[3]	0.50%	0.50%	0.50%[3]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	4.64%[3]	3.86%	3.13%[4]	3.36%[3]
After expense waivers and reimbursements	4.70%[3]	3.93%	3.25%[4]	3.62%[3]
Portfolio Turnover Rate	60%[2]	20%	25%	6%[2]

*	The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Distributions were less than $0.005.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.14%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.26%.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Ultra Short Bond Fund*
	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended March 31, 2005
Net Asset Value, Beginning of Period	$5.09	$5.11	$5.15

Income from Investment Operations:
Net investment income	0.13 #	0.21 #	0.12 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.02	(0.02)	(0.04)

Total from Investment Operations	0.15	0.19	0.08

Less Distributions:
Dividends from net investment income	(0.12)	(0.21)	(0.12)
Distributions from net capital gains	—	(0.00)[1]	(0.00)[1]

Total Distributions	(0.12)	(0.21)	(0.12)

Net Asset Value, End of Period	$5.12	$5.09	$5.11

Total Return	3.26%[2]	3.79%	1.52%[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$88,873	$66,493	$49,851
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.39%[3]	0.41%	0.49%[3]
After expense waivers and reimbursements	0.34%[3]	0.34%	0.34%[3]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	4.83%[3]	4.03%	3.28%[3,4]
After expense waivers and reimbursements	4.88%[3]	4.10%	3.43%[3,4]
Portfolio Turnover Rate	60%[2]	20%	25%[2]

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 31, 2004.
[1]	Distributions were less than $0.005.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.29%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.44%.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$9.32	$9.39	$9.55	$9.36	$9.87	$10.03

Income from Investment Operations:
Net investment income	0.22 #	0.38 #	0.35 #	0.42 #	0.51 †#	0.65 †#
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.05	(0.07)	(0.16)	0.20	(0.51)†	(0.18)†

Total from Investment Operations	0.27	0.31	0.19	0.62	0.00	0.47

Less Distributions:
Dividends from net investment income	(0.22)	(0.38)	(0.35)	(0.43)	(0.51)	(0.63)

Total Distributions	(0.22)	(0.38)	(0.35)	(0.43)	(0.51)	(0.63)

Net Asset Value, End of Period	$9.37	$9.32	$9.39	$9.55	$9.36	$9.87

Total Return	2.89%[1]	3.38%	2.02%	6.81%	0.10%	4.74%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$686,166	$334,038	$325,137	$335,686	$305,726	$424,441
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.58%[2]	0.60%	0.62%	0.64%	0.62%	0.64%
After expense waivers and reimbursements	0.58%[2]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net
Assets
Before expense waivers and reimbursements	4.66%[2]	3.99%	3.71%	4.41%	5.35%†	6.24%†
After expense waivers and reimbursements	4.66%[2]	4.01%	3.75%	4.47%	5.39%†	6.30%†
Portfolio Turnover Rate	28%[1]	96%	108%	94%	65%	26%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Low Duration Bond Fund
	Class I	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$9.32	$9.39	$9.55	$9.36	$9.87	$10.03

Income from Investment Operations:
Net investment income	0.23 #	0.40 #	0.37 #	0.43 #	0.53 †#	0.67 †#
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.04	(0.07)	(0.17)	0.21	(0.51)†	(0.18)†

Total from Investment Operations	0.27	0.33	0.20	0.64	0.02	0.49

Less Distributions:
Dividends from net investment income	(0.22)	(0.40)	(0.36)	(0.45)	(0.53)	(0.65)

Total Distributions	(0.22)	(0.40)	(0.36)	(0.45)	(0.53)	(0.65)

Net Asset Value, End of Period	$9.37	$9.32	$9.39	$9.55	$9.36	$9.87

Total Return	2.99%[1]	3.57%	2.22%	7.01%	0.29%	4.94%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$638,174	$485,442	$320,192	$222,808	$206,006	$327,473
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.39%[2]	0.41%	0.43%	0.45%	0.43%	0.45%
After expense waivers and reimbursements	0.39%[2]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of Net Investment Income to Average Net
Assets
Before expense waivers and reimbursements	4.84%[2]	4.21%	3.89%	4.52%	5.54%†	6.43%†
After expense waivers and reimbursements	4.84%[2]	4.23%	3.93%	4.58%	5.58%†	6.49%†
Portfolio Turnover Rate	28%[1]	96%	108%	94%	65%	26%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Intermediate Bond Fund*
	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$9.99	$10.28	$10.72	$10.88

Income from Investment Operations:
Net investment income	0.24 #	0.45 #	0.49 #	0.32 #
Net realized and unrealized gain/(loss) on investments, swap contracts and written options	0.10	(0.24)	(0.31)	0.22

Total from Investment Operations	0.34	0.21	0.18	0.54

Less Distributions:
Dividends from net investment income	(0.24)	(0.47)	(0.49)	(0.40)
Distributions from net capital gains	—	(0.03)	(0.13)	(0.30)

Total Distributions	(0.24)	(0.50)	(0.62)	(0.70)

Net Asset Value, End of Period	$10.09	$9.99	$10.28	$10.72

Total Return	3.41%[1]	2.08%	1.74%	5.12%[1]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,416	$9,147	$154	$75
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.80%[2]	0.89%	0.98%	1.05%[2]
After expense waivers and reimbursements	0.65%[2]	0.65%	0.65%	0.65%[2]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	4.57%[2]	4.22%	4.32%	3.53%[2]
After expense waivers and reimbursement	4.72%[2]	4.46%	4.65%	3.93%[2]
Portfolio Turnover Rate	58%[1]	113%	183%	165%[1]

*	The Intermediate Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Intermediate Bond Fund*
	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.99	$10.27	$10.71	$10.49	$10.00

Income from Investment Operations:
Net investment income	0.25 #	0.49 #	0.51 #	0.56 #	0.35	†#
Net realized and unrealized gain/(loss) on investments, swap contracts and written options	0.09	(0.25)	(0.31)	0.54	0.64	†

Total from Investment Operations	0.34	0.24	0.20	1.10	0.99

Less Distributions:
Dividends from net investment income	(0.25)	(0.49)	(0.51)	(0.59)	(0.40)
Distributions from net capital gains	—	(0.03)	(0.13)	(0.29)	(0.10)

Total Distributions	(0.25)	(0.52)	(0.64)	(0.88)	(0.50)

Net Asset Value, End of Period	$10.08	$9.99	$10.27	$10.71	$10.49

Total Return	3.41%[1]	2.39%	1.95%	10.86%	10.07%[1]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$90,034	$56,353	$45,821	$39,727	$28,159
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.58%[2]	0.70%	0.77%	0.79%	0.64%[2]
After expense waivers reimbursements	0.44%[2]	0.44%	0.44%	0.44%	0.44%[2]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	4.79%[2]	4.51%	4.53%	4.88%	4.25	%2†
After expense waivers and reimbursements	4.93%[2]	4.77%	4.86%	5.23%	4.45	%2†
Portfolio Turnover Rate	58%[1]	113%	183%	165%	139%[1]

*	The Intermediate Bond Fund Class I Shares commenced operations on June 28, 2002.
[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized gain increased by $0.05 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$9.46	$9.71	$10.06	$9.28	$9.95	$10.34

Income from Investment Operations:
Net investment income	0.25 #	0.53 #	0.59 #	0.55 #	0.70 †#	0.74 †#
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.12	(0.24)	(0.36)	0.82	(0.63)†	(0.30)†

Total from Investment Operations	0.37	0.29	0.23	1.37	0.07	0.44

Less Distributions:
Dividends from net investment income	(0.24)	(0.54)	(0.58)	(0.59)	(0.70)	(0.73)
Distributions from net capital gains	—	—	—	—	(0.04)	(0.10)

Total Distributions	(0.24)	(0.54)	(0.58)	(0.59)	(0.74)	(0.83)

Net Asset Value, End of Period	$9.59	$9.46	$9.71	$10.06	$9.28	$9.95

Total Return	4.01%[1]	3.04%	2.42%	15.15%	0.91%	4.39%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$762,124	$555,873	$463,895	$498,299	$550,891	$692,279
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.65%[2]	0.67%	0.67%	0.67%	0.67%	0.68%
After expense waivers reimbursements	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	5.15%[2]	5.47%	6.00%	5.60%	7.42%	7.16%†
After expense waivers and reimbursements	5.15%[2]	5.49%	6.02%	5.62%	7.44%	7.19%†
Portfolio Turnover Rate	74%[1]	174%	180%	165%	90%	78%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Total Return Bond Fund
	Class I	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$9.46	$9.71	$10.06	$9.27	$9.94	$10.34

Income from Investment Operations:
Net investment income	0.26 #	0.55 #	0.61 #	0.57 #	0.72 †#	0.76 †#
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.12	(0.24)	(0.36)	0.83	(0.63)†	(0.31)†

Total from Investment Operations	0.38	0.31	0.25	1.40	0.09	0.45

Less Distributions:
Dividends from net investment income	(0.25)	(0.56)	(0.60)	(0.61)	(0.72)	(0.75)
Distributions from net capital gains	—	—	—	—	(0.04)	(0.10)

Total Distributions	(0.25)	(0.56)	(0.60)	(0.61)	(0.76)	(0.85)

Net Asset Value, End of Period	$9.59	$9.46	$9.71	$10.06	$9.27	$9.94

Total Return	4.12%[1]	3.25%	2.64%	15.51%	1.11%	4.51%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,141,655	$965,577	$839,828	$899,263	$944,471	$1,106,907
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%[2]	0.46%	0.46%	0.46%	0.46%	0.47%
After expense waivers and reimbursements	0.44%[2]	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	5.36%[2]	5.69%	6.22%	5.81%	7.63%	7.37%†
After expense waivers and reimbursements	5.36%[2]	5.71%	6.24%	5.83%	7.65%	7.40%†
Portfolio Turnover Rate	74%[1]	174%	180%	165%	90%	78%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	High Yield Bond Fund*
	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.89	$11.42	$12.50	$11.38	$10.00

Income from Investment Operations:
Net investment income	0.43 #	0.81 #	0.99 #	0.93 #	0.47	†#
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, written options and securities sold short	(0.08)	(0.20)	(0.06)	1.50	1.38	†

Total from Investment Operations	0.35	0.61	0.93	2.43	1.85

Less Distributions:
Dividends from net investment income	(0.43)	(0.82)	(0.98)	(0.92)	(0.47)
Distributions from net capital gains	—	(0.32)	(1.04)	(0.39)	—

Total Distributions	(0.43)	(1.14)	(2.02)	(1.31)	(0.47)

Redemption fees added to paid in capital (Note 7)	0.00[1]	0.00[1]	0.0[1]	0.00[1]	0.00[1]

Net Asset Value, End of Period	$10.81	$10.89	$11.42	$12.50	$11.38

Total Return	3.25%[2]	5.59%	7.84%	21.99%	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$34,584	$41,037	$25,094	$49,917	$48,996
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.06%[3]	1.10%	1.15%	1.09%	1.20%[3]
After expense waivers reimbursements	0.80%[3]	0.80%	0.80%	0.80%	0.80%[3]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	7.67%[3]	6.95%	7.79%[4]	7.22%[4]	8.90	%3†
After expense waivers and reimbursements	7.93%[3]	7.25%	8.14%[4]	7.51%[4]	9.30	%3†
Portfolio Turnover Rate	46%[2]	111%	167%	268%	200%[2]

*	The High Yield Bond Fund Class M Shares commenced operations on September 30, 2002.
[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.19% and 7.78%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.48% and 8.13%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	High Yield Bond Fund*
	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Period	$10.90	$11.43	$12.51	$11.38

Income from Investment Operations:
Net investment income	0.45 #	0.84 #	1.02 #	0.98 #
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, written options and securities sold short	(0.10)	(0.21)	(0.06)	1.49

Total from Investment Operations	0.35	0.63	0.96	2.47

Less Distributions:
Dividends from net investment income	(0.44)	(0.84)	(1.01)	(0.95)
Distributions from net capital gains	—	(0.32)	(1.04)	(0.39)

Total Distributions	(0.44)	(1.16)	(2.05)	(1.34)

Redemption fees added to paid in capital (Note 7)	0.001	0.001	0.01	0.001

Net Asset Value, End of Period	$10.81	$10.90	$11.43	$12.51

Total Return	3.38%[2]	5.86%	8.12%	22.35%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$31,644	$32,058	$29,735	$19,129
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.81%[3]	0.85%	0.90%	0.84%
After expense waivers and reimbursements	0.55%[3]	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	7.96%[3]	7.19%	8.09%[4]	7.58%[4]
After expense waivers and reimbursements	8.22%[3]	7.49%	8.44%[4]	7.87%[4]
Portfolio Turnover Rate	46%[2]	111%	167%	268%

*	The High Yield Bond Fund Class I Shares commenced operations on March 31, 2003.
[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.57% and 8.08%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.86% and 8.43%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Strategic Income Fund*
	Class M	Class M	Class M		Class M
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005		Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$11.07	$11.22	$11.27		$10.00

Income from Investment Operations:
Net investment income	0.32 #	0.55 #	0.38	#[1]	0.29	#[1]
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options and securities sold short	(0.02)	(0.11)	0.07		1.32

Total from Investment Operations	0.30	0.44	0.45		1.61

Less Distributions:
Dividends from net investment income	(0.31)	(0.57)	(0.39)		(0.33)
Distributions from net capital gains	—	(0.02)	(0.11)		(0.01)

Total Distributions	(0.31)	(0.59)	(0.50)		(0.34)

Net Asset Value, End of Period	$11.06	$11.07	$11.22		$11.27

Total Return	2.74%[2]	4.04%	3.81%		16.27%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$93,790	$86,288	$102,232		$96,802
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.55%[3]	1.91%	2.22%		2.62%[3]
After expense waivers and reimbursements	1.55%[3]	1.91%	2.22%		2.35%[3]
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	5.75%[3]	4.94%	3.40%[1]		3.18%[1,3]
After expense waivers and reimbursements	5.75%[3]	4.94%	3.40%[1]		3.45%[1,3]
Portfolio Turnover Rate	8%[2]	44%	114%		96%[2]

*	The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.
[1]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were $0.28 and $0.37, respectively. The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 3.10% and 3.27%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 3.37% and 3.27%, respectively.
[2]	Non-Annualized.
[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	Strategic Income Fund*
	Class I	Class I	Class I
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005
Net Asset Value, Beginning of Year	$11.07	$11.22	$11.27

Income from Investment Operations:
Net investment income	0.33 #	0.59 #	0.45	#[1]
Net realized and unrealized (loss) on investments, futures contracts, swap contracts, written options and securities sold short	(0.02)	(0.12)	(0.02)

Total from Investment Operations	0.31	0.47	0.43

Less Distributions:
Dividends from net investment income	(0.32)	(0.60)	(0.37)
Distributions from net capital gains	—	(0.02)	(0.11)

Total Distributions	(0.32)	(0.62)	(0.48)

Net Asset Value, End of Year	$11.06	$11.07	$11.22

Total Return	2.87%[2]	4.30%	4.07%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$121,050	$121,108	$92,667
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.30%[3]	1.62%	1.98%
After expense waivers and reimbursements	1.30%[3]	1.62%	1.96%
Ratio of Net Investment Income to Average Net Assets
Before expense waivers and reimbursements	5.98%[3]	5.27%	3.86%[1]
After expense waivers and reimbursements	5.98%[3]	5.27%	3.88%[1]
Portfolio Turnover Rate	8%[2]	44%	114%

*	The Strategic Income Fund Class I Shares commenced operations on March 31, 2004.
[1]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.42. The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.71%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.73%.
[2]	Non-Annualized.
[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

	AlphaTrakSM 500 Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$8.14	$7.61	$7.33		$5.49	$8.20	$8.47

Income from Investment Operations:
Net investment income	0.21 #	0.36 #	0.25	#[1]	0.22 #	0.32 †#	0.48 †#
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.15	0.56	0.27		1.85	(2.61)†	(0.27)†

Total from Investment Operations	0.36	0.92	0.52		2.07	(2.29)	0.21

Less Distributions:
Dividends from net investment income	(0.17)	(0.39)	(0.24)		(0.23)	(0.42)	(0.48)

Total Distributions	(0.17)	(0.39)	(0.24)		(0.23)	(0.42)	(0.48)

Net Asset Value, End of Period	$8.33	$8.14	$7.61		$7.33	$5.49	$8.20

Total Return	4.41%[2]	12.33%	7.15%		38.16%	(28.35)%	2.66%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$178,329	$156,418	$133,325		$107,551	$88,353	$86,749
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.56%[3]	0.36%	0.52%		0.88%	0.55%	0.89%
After expense waivers and reimbursements	0.56%[3]	0.36%	0.52%		0.88%	0.55%	0.80%
Ratio of Net Investment Income to Average Net
Assets
Before expense waivers and reimbursements	5.08%[3]	4.54%	3.41%[1]		3.25%	5.10%†	5.70%†
After expense waivers and reimbursements	5.08%[3]	4.54%	3.41%[1]		3.25%	5.10%†	5.79%†
Portfolio Turnover Rate	52%[2]	64%	72%		67%	72%	23%

[1]	Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.24. The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%. The ratio of net investment income average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%.
[2]	Non-Annualized.
[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior year’s data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized loss decreased by $0.01 per share for the fiscal year ended March 31, 2003. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

September 30, 2006

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrakSM 500 Fund (the “AlphaTrakSM 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrakSM 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund –Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund – Class I commenced operations on March 31, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003. The Strategic Income Fund – Class I commenced operations on March 31, 2004 and the Ultra Short Bond Fund – Class I commenced operations on July 30, 2004.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses strategies intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund.

The AlphaTrakSM 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts and swaps backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

Notes to Financial Statements (continued)

A more complete description of the objectives and strategies of each of the Funds can be found in the prospectus and the Statement of Additional Information, which can be obtained at www.mwamllc.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

The Funds (except the AlphaTrakSM 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrakSM 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Notes to Financial Statements (continued)

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New accounting pronouncements:

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statement of changes in net assets for a fiscal period.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar United States Government sponsored entities such as Federal National Mortgage Association (“Fannie

Notes to Financial Statements (continued)

Mae”), Government National Mortgage Association (“Ginnie Mae”) and Federal Home Loan Banks (“FHLB”). Freddie Mac, Fannie Mae, Ginnie Mae and FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgaged-backed securities issued by Freddie Mac, Fannie Mae, Ginnie Mae and FHLB’s are neither guaranteed nor insured by the United States Government.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months September 30, 2006, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract,

Notes to Financial Statements (continued)

the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. The average dollar amount and average interest rate of Reverse Repurchase Agreements in the Strategic Income Fund for the period ended September 30, 2006 was $4,131,129 and 5.23%, respectively.

In addition to the securities listed above, the AlphaTrakSM 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counter-party.

In addition to, the Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counter-party risk and credit risk.

The Funds also may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties. No notional amounts are exchanged with Total Return Swaps.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or

Notes to Financial Statements (continued)

receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2006, the Funds had outstanding swap agreements as listed in the Funds’ Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts in the Statement of Assets and Liabilities.

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent SEC staff guidance, the Fund’s have reclassified periodic payments made under all swap agreements, previously included within interest income, as a component of realized gain/(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the Financial Highlights. Prior year net investment income ratios in the Financial Highlights have also been modified accordingly. The reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase/(decrease) in net assets from operations during any period.

4.	SECURITIES TRANSACTIONS

Investment transactions for the period ended September 30, 2006 excluding U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Ultra Short Bond Fund	$201,343,249	$150,676,909
Low Duration Bond Fund	369,951,907	95,541,988
Intermediate Bond Fund	47,574,760	15,857,500
Total Return Bond Fund	781,351,773	481,817,389
High Yield Bond Fund	30,568,681	35,580,729
Strategic Income Fund	56,911,049	14,699,880
AlphaTrakSM 500 Fund	104,786,819	75,264,868

Investment transactions in U.S. Government securities for the period ended September 30, 2006 were as follows:

	Purchases	Sales
Low Duration Bond Fund	$367,890,645	$160,536,957
Intermediate Bond Fund	25,335,309	28,772,373
Total Return Bond Fund	677,366,416	707,245,879

Transactions in option contracts written for the period ended September 30, 2006 were as follows:

Strategic Income Fund
	Contracts	Premium
Outstanding at March 31, 2006	4,505	$238,976
Option written during period	—	—
Option exercised during period	—	—
Options expired during period	—	—
Options closed during period	—	—

Outstanding at September 30, 2006	4,505	$238,976

5.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrakSM 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets for the relevant three month performance period), depending on whether, and to what extent, the investment performance of the AlphaTrakSM 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index plus a margin of 1.00% over the same period. Under this agreement, the basic fee was increased by 0.07% resulting in $355,773

Notes to Financial Statements (continued)

of total management fees for the period ended September 30, 2006. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets for the relevant twelve month performance period), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 month U.S. Treasury Bill Index plus 2.00% over the same period. Under this agreement, the basic fee was decreased by 0.10% resulting in $1,147,247 of total management fees for the period ended September 30, 2006. The Strategic Income Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the stated expense limitations.

The Adviser has agreed in an Operating Expenses Agreement with the Trust to limit each Fund’s expenses as described in the table below. The Operating Expenses Agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap (excluding the AlphaTrakSM 500 Fund and the Strategic Income Fund, which shall reimburse the Adviser to the extent that the Fund’s “other expenses” as described in the Prospectus, are below an agreed-upon cap). The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses (“other expenses” with respect to the AlphaTrakSM 500 Fund and the Strategic Income Fund) of the Fund are at or above the expense cap. However, if the total operating expenses (“other expenses” with respect to the AlphaTrakSM 500 Fund and the Strategic Income Fund) of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the Independent Trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current period. Investment advisory fees and related voluntary expense limitations for the period ended September 30, 2006, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I
Ultra Short Bond Fund	0.25%	0.25%	0.50%	0.34%
Low Duration Bond Fund	0.30	0.30	0.58	0.39
Intermediate Bond Fund	0.35	0.35	0.65	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.80	0.55
Strategic Income Fund	0.50 - 1.90	0.50 - 1.90	0.95 - 2.35	0.70 - 2.10
AlphaTrakSM 500 Fund	0.00 - 0.70	0.00 - 0.70	0.20 - 0.90	0.20 - 0.90

For the period ended September 30, 2006, the Adviser recouped $16,419, $17,799 and $8,025 of waived or reimbursed expenses for the Low Duration Bond Fund, Total Return Bond Fund and Strategic Income Fund, respectively.

At September 30, 2006, the balance of recoupable expenses with expiration dates for the Fund’s were as follows:

	2007	2008	2009	Total
Ultra Short Bond Fund	$75,398	$227,203	$206,505	$509,106
Low Duration Bond Fund	273,910	221,508	177,911	673,329
Intermediate Bond Fund	118,477	144,878	147,159	410,514
Total Return Bond Fund	336,176	284,745	256,059	876,980
High Yield Bond Fund	325,272	186,455	182,919	694,646
Strategic Income Fund	—	8,202	—	8,202

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the Independent Trustees receives an annual retainer of $6,000 and $3,000 for

Notes to Financial Statements (continued)

each meeting of the Board of Trustees attended. The Trust has an unfunded, non-qualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board of Trustees, deferred fees will be paid out in a single sum in cash or a maximum of ten annual installments.

6.	SHARE MARKETING (12b-1) Plan

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrakSM 500 Fund, and Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, and the Strategic Income Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays PFPC Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the period ended September 30, 2006. The AlphaTrakSM 500 Fund is currently not incurring Rule 12b-1 fees.

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Ultra Short Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	39,389,338	34,434,550	13,069,365	9,762,417
Shares sold	19,960,477	35,417,283	31,889,953	20,543,980
Shares issued through reinvestment of dividends	952,065	1,573,746	253,916	560,579
Shares redeemed	(26,956,678)	(32,036,241)	(27,839,196)	(17,797,611)

Net increase/(decrease) in fund shares	(6,044,136)	4,954,788	4,304,673	3,306,948

Shares outstanding at end of period	33,345,202	39,389,338	17,374,038	13,069,365

Notes to Financial Statements (continued)

	Low Duration Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	35,839,564	34,642,071	52,066,250	34,106,697
Shares sold	42,671,180	14,969,340	23,272,273	28,347,848
Shares issued through reinvestment of dividends	953,671	1,387,558	1,203,472	1,669,664
Shares redeemed	(6,218,454)	(15,159,405)	(8,443,074)	(12,057,959)

Net increase in fund shares	37,406,397	1,197,493	16,032,671	17,959,553

Shares outstanding at end of period	73,245,961	35,839,564	68,098,921	52,066,250

	Intermediate Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	915,337	15,008	5,639,107	4,459,564
Shares sold	146,917	909,988	3,697,819	1,093,572
Shares issued through reinvestment of dividends	21,877	25,135	168,515	261,300
Shares redeemed	(51,381)	(34,794)	(577,672)	(175,329)

Net increase in fund shares	117,413	900,329	3,288,662	1,179,543

Shares outstanding at end of period	1,032,750	915,337	8,927,769	5,639,107

	Total Return Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	58,748,380	47,783,776	102,076,133	86,530,352
Shares sold	26,801,652	23,230,813	19,198,257	21,055,367
Shares issued through reinvestment of dividends	1,584,140	2,668,040	2,774,721	5,005,209
Shares redeemed	(7,683,597)	(14,934,249)	(5,001,011)	(10,514,795)

Net increase in fund shares	20,702,195	10,964,604	16,971,967	15,545,781

Shares outstanding at end of period	79,450,575	58,748,380	119,048,100	102,076,133

Notes to Financial Statements (continued)

	High Yield Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	3,767,351	2,197,393	2,941,884	2,602,293
Shares sold	478,563	2,274,073	4,303	1,952,750
Shares issued through reinvestment of dividends	132,019	269,612	116,227	297,976
Shares redeemed	(1,177,550)	(973,727)	(135,156)	(1,911,135)

Net increase/(decrease) in fund shares	(566,968)	1,569,958	(14,626)	339,591

Shares outstanding at end of period	3,200,383	3,767,351	2,927,258	2,941,884

	Strategic Income Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period	7,793,703	9,114,676	10,939,240	8,261,804
Shares sold	1,371,509	3,542,568	1,942,106	8,386,601
Shares issued through reinvestment of dividends	220,444	475,804	310,058	478,411
Shares redeemed	(903,118)	(5,339,345)	(2,243,010)	(6,187,576)

Net increase/(decrease) in fund shares	688,835	(1,320,973)	9,154	2,677,436

Shares outstanding at end of period	8,482,538	7,793,703	10,948,394	10,939,240

			AlphaTrakSM 500 Fund
			Period Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Change in Fund shares:
Shares outstanding at beginning of period			19,223,312	17,523,538
Shares sold			3,182,170	5,351,332
Shares issued through reinvestment of dividends			380,311	800,771
Shares redeemed			(1,365,974)	(4,452,329)

Net increase in fund shares			2,196,507	1,699,774

Shares outstanding at end of period			21,419,819	19,223,312

Redemption Fee:

The High Yield Bond Fund will charge a 1.00% redemption fee when shares are redeemed (either by selling or by exchanging into another fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged, will be withheld from the redemption proceeds and paid directly to the Fund.

8.	LINE OF CREDIT:

Certain of the Funds have access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.50% above the Federal Funds rate on

Notes to Financial Statements (continued)

outstanding balances. There was $75,000 borrowed from the line of credit on the Total Return Bond Fund during the period ended September 30, 2006. The Total Return Bond Fund does not have access to the unsecured line of credit.

9.	FEDERAL TAX INFORMATION:

Capital Loss Carryforwards:

At March 31, 2006, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2013	Expiring in 2014
Low Duration Bond Fund	$6,637,930	$1,278,315	—	$27,643,786
Intermediate Bond Fund	—	—	—	215,711
Total Return Bond Fund	—	19,394,108	$206,379	54,757,733
High Yield Bond Fund	—	—	—	315,402
Strategic Income Fund	—	—	—	1,558,059
AlphaTrakSM 500 Fund	—	10,363,532	—	—

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2006, the following Funds had post October losses.

Fund
Ultra Short Bond Fund	$17,698
Low Duration Bond Fund	3,141,195
Intermediate Bond Fund	263,577
Total Return Bond Fund	32,747,399
Strategic Income Fund	598,728

10.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Metropolitan West Funds

Privacy Notice

The Fund collects nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails; and

•	Information about any bank account you use for transfers between your bank account and any custodial account, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

Approval of Renewal of Investment Management Agreement

(Unaudited)

The Trust’s Board has approved the renewal of the Trust’s Investment Management Agreement (the “Agreement”) with the Adviser for an additional one-year term through the next annual meeting of the Board expected in May 2007. The renewal of the Agreement was approved by the Board (including a majority of the independent Board members) upon the recommendation of the independent Board members. The independent Board members met separately in executive session to discuss and review the information that had been presented for their consideration prior to the Board’s vote to renew the Agreement. The information, material facts and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed – During the course of each year, the independent Board members receive a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed supplementary information that included extensive materials regarding each Fund’s investment results, independently prepared advisory fee and expense comparisons to other mutual funds, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review process – The independent Board members reviewed advice regarding legal and industry standards provided by legal counsel to the Trust, which is not independent legal counsel. The independent Board members discussed the renewal of the Agreement with the Adviser’s representatives and in a private session at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the independent Board members did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

The Board considered the depth and quality of the Adviser’s investment management process, including its research and intellectual capabilities; the experience, capability and integrity of its senior management and other personnel; the relatively low turnover rates of its key personnel; the overall resources of its organization; and the ability of its organizational structure to address the growth in assets and products under its management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They considered the Adviser’s commitment to investing in information technology supporting investment management and compliance. They further noted the high level of communication between the Adviser and the Board. Among other favorable public press concerning the Adviser and the Funds, the Board recognized the Adviser’s selection by Morningstar, Inc. as the 2005 fixed-income manager of the year for The Total Return Bond Fund. (Morningstar designates a “Fund Manager of the Year” in three categories each year based on its own research and an in-depth evaluation by its editorial staff. Morningstar analysts base this designation on a number of criteria, including calendar year returns, long-term results, durable strategies, and stewardship.)

The Board and the independent Board members concluded that the nature, extent and quality of the services provided by the Adviser are of a high quality and have benefited and will continue to benefit the Funds and their shareholders.

3. Investment results

The Board considered the investment results of each Fund in light of its investment objective. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Lipper, an independent data provider, with respect to various periods. In reviewing each Fund’s relative performance, the Board took into account any unique characteristics and its asset size, diversification and range of investments.

The Board noted that each Fund’s performance was acceptable over the relevant periods, and in some cases very favorable, particularly from a longer-term perspective, which the Board believes is the most relevant. The Adviser explained that the performance comparison benchmark for the Strategic Income Fund does not exemplify the Fund’s investment style and, therefore, the

Approval of Renewal of Investment Management Agreement (continued)

Fund’s relative underperformance does not provide a useful comparison. The Adviser further explained that the Strategic Income Fund is somewhat unique and why it is difficult to find a fully adequate comparison group for it. (See further discussion in paragraph 4 below.) The Board ultimately concluded that the Adviser was implementing each Fund’s investment objective and the Adviser’s record in managing the Funds indicates that its continued management should benefit the Fund and its shareholders.

4. Advisory fees and total expenses

The Board compared the advisory fees and total expenses of each Fund (each as a percentage of average net assets) with the median fee and expense levels of all other mutual funds in the relevant Lipper peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board observed that each Fund’s advisory fee was below the median of the peer group funds on a current basis with the exception of the Strategic Income Fund. The Board discussed why the Lipper peer group was not a suitable comparison for that Fund because the Strategic Income Fund should instead be compared to private absolute value funds, which the Adviser views as that Fund’s closest relevant comparison and to which it compares very favorably. The Board further noted that the AlphaTrak 500 Fund and the Strategic Income Fund both employ a fulcrum fee that adjusts upward from a basic fee only if the Fund enjoys favorable performance against its specified benchmark (and adjusts downward in the case of unfavorable relative performance). The Board further noted the relevant contractual expense limitations that the Adviser has agreed to with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the relatively low level of the fees charged by the Adviser will benefit each Fund and its shareholders.

The Board also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the costs of complying with the more comprehensive regulatory regime applicable to mutual funds.

5. The Adviser’s costs, level of profits and economies of scale

The independent Board members reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Adviser’s largest operating cost. They accepted the Adviser’s assertion that its profit margins have declined over time with respect to the Funds as a result of increased regulatory and other costs involved with the mutual fund business. The independent Board members recognized that the Adviser should be entitled to earn a reasonable level of profits for the services it provides to each Fund. Based on their review, the independent Board members concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The independent Board members considered the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees reflect those economies of scale. They realized that the advisory fees for the Funds do not have breakpoints, which would result in lower advisory fee rates as the Fund grow larger. And, they accepted the Adviser’s assertion that the advisory fees compare favorably to peer group fees and expenses. The Board also recognized the benefits to the Funds of the Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund. The Board also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients rather than strictly mutual funds.

6. Ancillary benefits

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds.

Approval of Renewal of Investment Management Agreement (continued)

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the independent Board members concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Ronald J. Consiglio

Scott Sale

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Chief Executive Officer

Joseph D. Hattesohl

Treasurer and Chief Financial Officer

Keith T. Kirk

Chief Compliance Officer and Secretary

Erik L. Cuellar

Assistant Treasurer & Principal Accounting Officer

Shang Ni

Assistant Treasurer

Adviser:	Independent Registered Public Accounting Firm:
Metropolitan West Asset Management, LLC	Deloitte & Touche LLP
11766 Wilshire Boulevard, Suite 1580	1700 Market Street
Los Angeles, CA 90025	Philadelphia, PA 19103

Custodian:	Distributor:
The Bank of New York	PFPC Distributors, Inc.
One Wall Street	760 Moore Road
New York, NY 10286	King of Prussia, PA 19406

Transfer Agent:	Legal Counsel:
PFPC Inc.	Paul, Hastings, Janofsky & Walker LLP
760 Moore Road	55 Second Street, 24th Floor
King of Prussia, PA 19406	San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR2006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.